As filed with the Securities and Exchange Commission on June 10, 2005

                                            Securities Act File No. 333-______
                                    Investment Company Act File No. 811-______
-------------------------------------------------------------------------------

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                            ---------------------

                                    FORM N-2


                        (CHECK APPROPRIATE BOX OR BOXES)


[X]   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[_]         PRE-EFFECTIVE AMENDMENT
[_]         POST-EFFECTIVE AMENDMENT

                                     AND/OR

[X]   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[_]         Amendment No. ___

                            ---------------------

                             RYDEX CAPITAL PARTNERS
                          SPHINX EQUITY LONG/SHORT FUND
         (Exact name of Registrant as specified in Declaration of Trust)

                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850
                    (Address of principal executive offices)

      Registrant's Telephone Number, including Area Code: (301) 296-5100

                            ---------------------

                               c/o Joanna Haigney
                                    Secretary
             Rydex Capital Partners SPhinX Equity Long/Short Fund
                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850
                     (Name and address of agent for service)

                                    COPY TO:
                            Kenneth S. Gerstein, Esq.
                            Schulte Roth & Zabel LLP
                                919 Third Avenue
                               New York, NY 10022
            -----------------------------------------------------
                   ---------------------------------------

                APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION
STATEMENT.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box [X]

It is proposed that this filing will become effective when declared effective pursuant to Section 8(c) [_]

If appropriate, check the following box:

            [_]   This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

            [_]   This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is ______.

       CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
===============================================================================
   TITLE OF     AMOUNT BEING    PROPOSED       PROPOSED      AMOUNT OF
  SECURITIES     REGISTERED      MAXIMUM       MAXIMUM     REGISTRATION
     BEING                      OFFERING      AGGREGATE         FEE
  REGISTERED                    PRICE PER      OFFERING
                                  UNIT        PRICE (1)

-------------------------------------------------------------------------

Shares of
Beneficial
Interest,
$0.01 par value    500,000        $100       $50,000,000      $5,885

===============================================================================

   (1) Estimated solely for the purpose of calculating the registration fee.

            The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                   SUBJECT TO COMPLETION, DATED JUNE 10, 2005

                          PROSPECTUS dated [____], 2005

              RYDEX CAPITAL PARTNERS SPHINX EQUITY LONG/SHORT FUND
                          Shares of Beneficial Interest
                                $[____] per share
                                -----------------

         INVESTMENT OBJECTIVE Rydex Capital Partners SPhinX Equity Long/Short Fund (the "Fund") is a non-diversified, closed-end management investment company. The Fund's investment objective is to seek investment returns that correspond to 150% of the performance of the Standard & Poor's(R) Equity Long/Short Index (the "Index") (before Fund expenses). The Index is an investable benchmark that, in the opinion of Standard & Poor's ("S&P"), is designed to be broadly representative of the investment performance of hedge funds that pursue equity long/short investment strategies. The managers of these funds generally rely primarily on fundamentally driven research for long and short equity selection, and seek profits from both long and short investment positions.

         Rydex Distributors, Inc. (the "Distributor") acts as the distributor of shares of the Fund on a best efforts basis, subject to various conditions. Shares are being offered for sale by the Distributor and through brokers or dealers that have entered into selling agreements with the Distributor. Shares are offered only to investors that meet all requirements to invest in the Fund. See "Investor Qualifications." Shares are offered and may be purchased on a monthly basis (or at such other times as may be determined by the Board). All investor funds to purchase shares will be deposited in a non-interest bearing escrow account maintained by a designated escrow agent (as outlined on the Investment Information section of the applicable application) for the benefit of the investors, pending acceptance or rejection of the purchase order. See "Distribution Arrangements."

         This prospectus provides the information that a prospective investor should know about the Fund before investing. You are advised to read this prospectus carefully and to retain it for future reference. Additional information about the Fund, including a statement of additional information ("SAI") dated [____], 2005, has been filed with the Securities and Exchange Commission ("SEC"). You may request a free copy of the SAI, annual and semi-annual reports to shareholders when available, and other information about the Fund, and make shareholder inquiries by writing the Fund at c/o [______], [ADDRESS], by calling 888-59RYDEX (888-597-9339) or from the Fund's website at www.rydexfunds.com. The SAI is incorporated by reference into this prospectus in its entirety. The table of contents of the SAI appears on page 66 of this prospectus. The SAI, and other information about the Fund, is available on the SEC's website (http://www.sec.gov). The address of the SEC's Internet site is provided solely for the information of prospective investors and is not intended to be an active link.

         Investing in the Fund's shares involves certain risks. See "Risk Factors" beginning on page 29.

         Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(CONTINUED ON THE FOLLOWING PAGE)

                              --------------------

                             SALES LOAD INFORMATION
                                PRICE          MAXIMUM         PROCEEDS
                              TO PUBLIC       SALES LOAD       TO FUND
           PER SHARE          $ [____]        $ [____]         $ [____]

Shares in the initial offering are offered at $[____] per share plus the applicable sales load. Thereafter, shares will be offered at a price equal to their then-current net asset value plus the applicable sales load. The minimum initial investment in the Fund is $25,000 (including the applicable sales load). Subsequent investments must be at least $5,000 (including the applicable sales load).

Shares are sold subject to the following sales loads:

----------------------------------------           ----------------------
Amount of Transaction                              Sales Load (as a
                                                   percentage of public
                                                   offering price)
----------------------------------------           ----------------------
Less than $500,000                                        [____]%
----------------------------------------           ----------------------
$500,000 but less than $1,000,000                         [____]%
----------------------------------------           ----------------------
$1,000,000 or more                                        [____]%
----------------------------------------           ----------------------

The sales load is waived for certain types of investors. See "Distribution Arrangements." Rydex (or one of its affiliates) may pay from its own resources additional compensation to Selling Agents, including a one time payment of up to [___]% of the value of shares sold by them and annual payments of up to [___]% of the Fund's net asset value attributable to shares sold by them.

                            RYDEX DISTRIBUTORS, INC.

(CONTINUED FROM PREVIOUS PAGE)

         INVESTMENT PROGRAM The Fund pursues its investment objective by investing its assets primarily in private investment funds and other investment vehicles ("Portfolio Funds") that are managed by the hedge fund managers whose funds are represented in the Index ("Portfolio Managers") and by investing in financial instruments (including, but not limited to, options, swaps and structured notes) that provide investment returns that are linked to the performance of the Index ("Index Derivatives"). Rydex Capital Partners I, LLC ("Rydex"), the Fund's investment adviser, is responsible for determining the investments of the Fund, including the Portfolio Funds and Index Derivatives in which the Fund invests and the portion of the Fund's assets allocated to each Portfolio Manager. The investment programs used by the Portfolio Managers typically involve use of a variety of sophisticated investment techniques that include, among others, short sales of securities, use of leverage (i.e., borrowing money for investment purposes) and transactions in derivative securities and other financial instruments such as stock options, index options, futures contracts and options on futures. Portfolio Managers' use of these techniques will be an integral part of their investment programs, and involves significant risks to the Fund.

         In seeking to provide investment returns that have the desired degree of correlation with the Index, the Fund may borrow money and invest in Index Derivatives. Borrowing money for investment purposes is a practice known as "leverage" and involves risks. There is no guarantee that Rydex will be able to obtain the degree of leverage for the Fund necessary to achieve the Fund's investment objective. This may be due to insufficient Fund assets, lack of qualified counterparties, unfavorable market conditions, or lack of cost-effective means of securing leverage. As a result, the Fund may not provide the desired 150% exposure to the Index. By using leverage, it is expected that the price of shares of the Fund will tend to increase by an amount that is greater than any increase in the value of the Index, but will also tend to decrease by an amount that is greater than any decline in the value of the Index. Thus, the use of leverage will increase the volatility of the Fund's net asset value per share and will magnify the impact of losses on the Fund's investments. The use of Index Derivatives involves similar risks.

         INVESTMENT ADVISER Rydex serves as the Fund's investment adviser. Rydex is affiliated with PADCO Advisors, Inc. and PADCO Advisors II, Inc., which conduct their businesses under the name Rydex Investments. Rydex Investments is the sponsor of an innovative mutual fund family with flexible investment products designed for a variety of market conditions.

         ADVISORY AND ADMINISTRATION FEES The Fund pays Rydex an investment advisory fee (the "Advisory Fee") calculated and paid monthly in arrears at the annual rate of [___]% of the value of the Fund's net assets determined as of the beginning of each month. See "Management of the Fund-General."

         In addition, the Fund pays Rydex a fee calculated and paid monthly in arrears at the annual rate of [___]% of the value of the Fund's net assets, determined as of the beginning of each month, in consideration of certain administrative services provided to the Fund. See "Management of the Fund-Administrative Services."

         LACK OF TRADING MARKET There is no public market for shares of the Fund and none is expected to develop. With very limited exceptions, liquidity is provided only through repurchase offers that will be made by the Fund from time to time. See "Repurchases of Shares."

         REPURCHASES OF SHARES To provide a limited degree of liquidity to investors, the Fund from time to time will offer to repurchase its shares pursuant to written tenders by investors. Repurchase offers will be made at such times and on such terms as may be determined by the Board of Trustees of the Fund (the "Board") in its sole discretion. The Board will consider various factors in determining when the Fund will make repurchase offers, including recommendations that will be made by Rydex to the Board. Rydex expects that it will recommend to the Board that the Fund offer to repurchase shares four times each year, as of the last Business Day of March, June, September and December. A "Business Day" is a day on which the New York Stock Exchange is open for business (a "Business Day"). The Fund's Declaration of Trust (the "Declaration of Trust") generally provides that the Fund will be dissolved if the shares of any investor that has submitted a written request for repurchase of its shares have not been repurchased by the Fund within a period of two years after the investor's request. A repurchase fee equal to [___]% of the value of shares repurchased by the Fund will apply if the date as of which the shares are valued for purposes of repurchase is less than one year following the date of the investor's purchase of the shares (for this purpose, the first shares purchased by an investor will be deemed to be the first shares sold by the investor (i.e., the identity of the shares sold will be determined on a first-in, first-out basis)). The repurchase fee is payable to the Fund and, if applicable, is deducted before payment of the proceeds of the repurchase to the investor. No repurchase fee is charged on the repurchase of shares acquired through the reinvestment of dividends or other distributions. See "Repurchases of Shares" and "Repurchase Offers."

         INVESTOR QUALIFICATIONS Each prospective investor, or the investor's broker, dealer or other financial intermediary, is required to certify that shares of the Fund are being acquired for the account of an "Eligible Investor." The term "Eligible Investor" includes, among others, an individual who: (i) has a net worth (or joint net worth with the investor's spouse) in excess of $1 million; (ii) had income in excess of $200,000 (or joint income with the investor's spouse in excess of $300,000) in each of the two preceding years and has a reasonable expectation of reaching the same income level in the current year; or (iii) has an account managed by an investment adviser registered under the Investment Advisers Act of 1940 and the adviser is subscribing for shares in a fiduciary capacity on behalf of the account. See "Investor Qualifications." The minimum initial investment in the Fund is $25,000 (including the applicable sales load). Subsequent investments must be at least $5,000 (including the applicable sales load).

                              ---------------

         SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE

FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

         "Standard & Poor's(R)," "S&P(R)," and "SPhinX" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Rydex. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no recommendation concerning the advisability of investing in the Fund.

         You should rely only on the information contained in this prospectus. The Fund has not authorized anyone to provide you with different information. The Fund is not making an offer of its shares in any state or other jurisdiction where the offer is not permitted.

                                TABLE OF CONTENTS

PROSPECTUS SUMMARY...........................................................7

SUMMARY OF FUND EXPENSES....................................................27

RISK FACTORS................................................................29

USE OF PROCEEDS.............................................................46

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES...............................46

MANAGEMENT OF THE FUND......................................................52

REPURCHASE OFFERS...........................................................55

CALCULATION OF NET ASSET VALUE..............................................58

DESCRIPTION OF SHARES.......................................................60

TAXES.......................................................................61

INVESTOR QUALIFICATIONS.....................................................63

DISTRIBUTION ARRANGEMENTS...................................................63

DIVIDENDS AND OTHER DISTRIBUTIONS...........................................65

GENERAL INFORMATION.........................................................66

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION................66

APPENDIX A..................................................................A-1

APPENDIX B..................................................................B-1

APPENDIX C..................................................................C-1

                               PROSPECTUS SUMMARY

         This is only a summary. The summary does not contain all of the information that you should consider before investing in the Fund. You should review the more detailed information contained elsewhere in this prospectus and in the SAI.

The Fund Rydex Capital Partners SPhinX Equity Long/Short Fund (the "Fund") is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as a non-diversified, closed-end management investment company. Rydex Capital Partners I, LLC ("Rydex") serves as the Fund's investment adviser. The Fund commenced operations on [___], 200[5].

                                        The Fund provides investors the
                                        opportunity to obtain investment
                                        exposure to investment strategies used
                                        by a diverse group of equity long/short
                                        hedge fund managers. In this respect,
                                        the Fund is similar to a "fund of funds"
                                        (or a "fund of hedge funds") because,
                                        through one investment, eligible
                                        investors can participate in the
                                        investment programs of equity long/short hedge funds that have been selected by Standard & Poor's ("S&P") as broadly representative of equity long/short investment strategies, without being subject to the high minimum investment requirements that many asset managers typically impose. However, unlike a fund of funds, the investment portfolio of the Fund is structured with the goal of achieving investment returns that correlate to the performance of a benchmark index. Thus, the Fund is a type of index fund. As such, the Fund's portfolio is not actively managed, but rather is passively managed as Rydex determines to be consistent with the Fund's investment objective.

                                        The Fund provides the benefits of: the
                                        selection of asset managers who have
                                        been professionally selected and are
                                        believed to be representative of equity
                                        long/short investment strategies;
                                        allocation of assets to a
                                        professionally selected group of hedge
                                        fund managers that pursue equity
                                        long/short investment programs; and the
                                        opportunity to invest with hedge fund
                                        managers whose services may not
                                        generally be available to the investing
                                        public, whose investment funds may be
                                        closed from time to time to new
                                        investors or who otherwise may place
                                        stringent restrictions on the number and type of persons whose money they will manage.

Investment Objective and Principal      The Fund's investment objective is to
  Strategies                            seek investment returns that correspond
                                        to 150% of the performance of the
                                        Standard & Poor's(R) Equity Long/Short
                                        Index (the "Index") (before Fund
                                        expenses). The Index is an investable
                                        benchmark that, in the opinion of S&P,
                                        is designed to be broadly representative of the investment performance of hedge funds that pursue equity long/short investment strategies. The managers of these funds generally rely primarily on fundamentally driven research for long and short equity selection, and seek profits from both long and short investment positions.

                                        The Fund pursues its investment
                                        objective by investing its assets
                                        primarily in private investment funds
                                        and other investment vehicles
                                        ("Portfolio Funds") that are managed by
                                        hedge fund managers whose funds are
                                        represented in the Index ("Portfolio
                                        Managers") and by investing in financial instruments (including, but not limited to, options, swaps and structured notes) that provide investment returns that are linked to the performance of the Index ("Index Derivatives"). To the extent practicable, Rydex intends to implement the Fund's investment program by investing the Fund's assets in Portfolio Funds the performance of which is reflected in the Index. The Fund may invest in Index Derivatives in pursuing its investment objective as deemed appropriate by Rydex. Index Derivatives may be used, among other purposes, to leverage investment returns, to satisfy the source of income requirements imposed under the

                                        Internal Revenue Code of 1986, or to
                                        overcome regulatory limitations that may restrict direct investments by the Fund in Portfolio Funds. The Fund normally invests at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in Portfolio Funds that are managed by the Portfolio Managers and Index
                                        Derivatives.

                                        The investment programs used by the
                                        Portfolio Managers typically involve use of a variety of sophisticated investment techniques that include, among others, short sales of securities, use of leverage (i.e., borrowing money for investment purposes) and transactions in derivative securities and other financial instruments such as stock options, index options, futures contracts and options on futures. Portfolio Managers' use of these techniques is an integral part of their investment programs, and involves significant risks to the Fund. See "Risk Factors" and "Investment Objective and Principal Strategies."

                                        In seeking to provide investment returns that have the desired degree of correlation with the Index, the Fund may borrow money and invest in Index Derivatives. Borrowing money for investment purposes is a practice known as "leverage" and involves risks. There is no guarantee that Rydex will be able to obtain the degree of leverage for the Fund necessary to achieve the Fund's investment objective. This may be due to insufficient Fund assets, lack of qualified counterparties, unfavorable market conditions, or lack of cost-effective means of securing leverage. As a result, the Fund may not provide the desired 150% exposure to the Index. By using leverage, it is expected that the price of shares of the Fund will tend to increase by an amount that is greater than any increase in the value of the Index, but will also tend to decrease by an amount that is greater than any decline in the value of the Index. Thus, the use of leverage will increase the volatility of the Fund's net asset value per share and will magnify the impact of losses on the Fund's investments. The use of Index Derivatives involves similar risks.

The Standard & Poor's Equity            The Index is an investable benchmark
  Long/Short Index                      that, in the opinion of S&P, is designed
                                        to be broadly representative of the
                                        investment performance of hedge funds
                                        that pursue equity long/short investment strategies. It currently has 24 constituents and is divided into two regional sub-indices: one including
                                        Portfolio Managers with a U.S. focus and one including Portfolio Managers with a Global Ex-U.S. focus. Generally, the
                                        Index is scheduled to be rebalanced in
                                        January of each year. See "Investment
                                        Objective and Principal Strategies-The
                                        Standard & Poor's Equity Long/Short
                                        Index."

                                        Portfolio Managers pursuing equity
                                        long/short strategies employ
                                        stock-specific investment strategies
                                        that generally have net exposure to the
                                        equity market. Net exposure is defined
                                        as the excess of long market exposure
                                        less short market exposure, and reflects the total amount of equity market risk contained in a Portfolio Manager's portfolio. Equity long/short focuses on fundamental stock selection, both long and short, generally with a long market bias. Equity long/short is an investment strategy that is designed to deliver equity-like returns derived from fundamental stock selection and investment exposure to the stock market. Portfolio Managers employing equity long/short strategies may use leverage.

                                        Equity long/short Portfolio Managers
                                        often pay particular attention to their
                                        net exposure profile. Some Portfolio
                                        Managers strictly limit their net
                                        exposure to a narrow range and rely
                                        primarily on their ability to identify
                                        mispricings in individual stocks to
                                        generate returns. Other equity
                                        long/short Portfolio Managers are more
                                        opportunistic in their approach to net
                                        exposure. These Portfolio Managers seek
                                        to increase their net exposure
                                        when they expect a rising equity market
                                        and reduce their net exposure when they
                                        expect a declining market.

                                        Equity long/short Portfolio Managers may rely upon specific regional or industry expertise to identify investment opportunities. Industry focused
                                        Portfolio Managers may, for example,
                                        focus on specific industry sectors such
                                        as technology, health care or finance.
                                        The geographic focus of Portfolio
                                        Managers may be as broad as global,
                                        U.S., Europe or Asia, or as narrow as a
                                        specific country such as Japan.
                                        Additionally, equity long/short
                                        Portfolio Managers may be value
                                        oriented, growth oriented or
                                        opportunistic.

The Fund's Investment Program           Although the constituents of the Index
                                        are selected for inclusion in the Index
                                        by S&P, Rydex is responsible for
                                        determining the investments of the Fund, including the Portfolio Funds and Index
                                        Derivatives in which the Fund invests
                                        and the portion of the Fund's assets
                                        allocated to each Portfolio Manager.
                                        Portfolio Funds in which the Fund
                                        invests may take different legal forms,
                                        including private investment limited
                                        partnerships, joint ventures, investment companies and similar investment vehicles.

                                        To the extent feasible, Rydex intends to implement the Fund's investment program by investing the Fund's assets in Portfolio Funds that are managed by the Portfolio Managers selected by S&P for inclusion in the Index, and which are the actual constituents of the Index. These Portfolio Funds are specially designed to facilitate tracking of the Index and enable investment in multiple Portfolio Funds through investment in a single investment vehicle. However, assets of the Fund may be invested in other Portfolio Funds managed by the Portfolio Managers and will be invested in Index Derivatives to the extent Rydex deems such investments to be consistent with the Fund's investment objective and as may be appropriate to meet applicable regulatory or tax requirements. In addition, the Fund may retain one or more Portfolio Managers to manage and invest designated portions of the Fund's assets (either as separately managed accounts or by creating separate investment vehicles in which a Portfolio Manager will serve as general partner of the vehicle and the Fund will be the sole limited partner). (Any arrangement in which the Fund retains a Portfolio Manager to manage a separate account or separate investment vehicle for the Fund is referred to as a "Portfolio Account.")

                                        Portfolio Managers may invest and trade
                                        in a wide range of instruments and
                                        markets, including, but not limited to,
                                        U.S. and foreign equities and
                                        equity-related instruments, currencies,
                                        financial and commodities futures, and
                                        fixed-income and other debt-related
                                        instruments. Portfolio Managers
                                        generally are not limited as to the
                                        markets or market sectors in which they
                                        may invest, the investment disciplines
                                        that they may employ or the market
                                        capitalization of the companies in which they invest.

                                        During periods of adverse market
                                        conditions in the securities markets,
                                        one or more Portfolio Managers may
                                        temporarily invest all or any portion of the assets it manages in high quality fixed-income securities, money market instruments or shares of money market funds, or may hold assets as cash. At any time, the Fund may invest directly in money market instruments or shares of money market funds, or hold cash, for liquidity purposes.

                                        Portfolio Managers generally invest
                                        primarily in securities and other
                                        investments that are marketable.
                                        However, certain Portfolio Managers may
                                        also invest a portion of the assets of
                                        Portfolio Funds in privately placed
                                        securities and other investments that
                                        are illiquid. Interests in the Portfolio
                                        Funds are not marketable and only have
                                        limited liquidity. See "Investment
                                        Objective and Principal Strategies."

                                        THERE CAN BE NO ASSURANCE THAT THE FUND
                                        WILL ACHIEVE ITS INVESTMENT OBJECTIVE OR
                                        WILL NOT SUFFER LOSSES THAT MAY BE
                                        MATERIAL. THE PORTFOLIO FUNDS MAY
                                        UTILIZE INVESTMENT TECHNIQUES WHICH, IN
                                        CERTAIN CIRCUMSTANCES, CAN MAGNIFY THE
                                        ADVERSE IMPACT OF MARKET MOVEMENTS TO
                                        WHICH THEY, AND THEREFORE THE FUND, MAY
                                        BE SUBJECT.

Advisory Arrangements                   Rydex, the Fund's investment adviser, is
                                        a Delaware limited liability company and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act").
                                        Rydex is affiliated with PADCO Advisors, Inc. and PADCO Advisor II, Inc., which conduct their businesses under the name
                                        Rydex Investments. Rydex Investments is
                                        the sponsor of an innovative mutual fund family with flexible investment products designed for a variety of market conditions.

                                        Pursuant to an investment advisory
                                        agreement with the Fund (the "Investment
                                        Advisory Agreement"), Rydex is
                                        responsible for developing, implementing and supervising the Fund's investment program and providing day-to-day investment management services to the Fund.

                                        In consideration of the investment
                                        advisory services provided by Rydex, the Fund pays Rydex a fee (the "Advisory Fee") calculated and paid monthly in arrears at the annual rate of [___]% of the value of the Fund's net assets, determined as of the beginning of each month. The Advisory Fee is in addition to the fees and expenses borne by the Fund as an investor in Portfolio Funds.

                                        Rydex has entered into a licensing
                                        agreement with PlusFunds Group Inc.
                                        ("PlusFunds") to obtain the right to
                                        offer shares of a registered investment
                                        company that pursues an investment
                                        program that seeks to track the Index
                                        and to obtain information and assistance from PlusFunds to facilitate the operations of the Fund. Fees payable to PlusFunds under this agreement are paid by Rydex and not by the Fund. See "Management of the Fund--General."

Administrative Services                 Pursuant to an Administration Agreement
                                        between the Fund and Rydex, the Fund
                                        pays Rydex a fee calculated and paid
                                        monthly in arrears at the annual rate of [___]% of the Fund's net assets (the
                                        "Administration Fee"), determined as of
                                        the beginning of each month, in
                                        consideration of certain administrative
                                        services provided to the Fund including, among others: fund accounting; providing office space and other support services and personnel as necessary to provide such services to the Fund; supervising the entities retained by the Fund to provide accounting services, investor services and custody services; preparing or assisting in the preparation of various reports, communications and regulatory filings of the Fund;
                                        assisting in the review of investor
                                        applications; monitoring the Fund's
                                        compliance with Federal and state
                                        regulatory requirements; coordinating
                                        and organizing meetings of the Board and meetings of shareholders; and maintaining and preserving certain books and records of the Fund. Rydex has, at its own expense, retained [_______] to provide certain of these services. See
                                        "Management of the Fund-- Administrative
                                        Services."

Fund Expenses                           In addition to the Advisory Fee and the
                                        Administration Fee, the Fund
                                        bears various expenses associated with
                                        its operations.

                                        The Fund also indirectly bears fees and
                                        expenses as an investor in Portfolio
                                        Funds. Each Portfolio Manager generally
                                        receives a management fee and a
                                        performance allocation with respect to
                                        the assets of Portfolio Funds that it
                                        manages. The amount of these fees and
                                        allocations varies among Portfolio
                                        Managers, but the management fees are
                                        generally expected to be between
                                        1%-2.5%, on an annual basis, of the
                                        total assets managed by a Portfolio

                                        Manager, and the performance allocations are generally expected to be between 15%-25% of the net capital appreciation (if any) in the assets managed by a Portfolio Manager. If the Fund retains a Portfolio Manager to manage a Portfolio Account, a management fee and performance allocation would generally be payable to the Portfolio Manager. In such cases, the management fees and performance allocations are expected to be similar to, but could be higher than, those described above. Any such Portfolio Account related advisory arrangements will be subject to the approval of the Board of Trustees of the Fund (the "Board") and shareholders of the Fund. However, the Fund might seek exemptive relief from the SEC to permit Portfolio Account advisory arrangements to be implemented without shareholder approval. There can be no assurance that such relief would be granted.

                                        Rydex has contractually agreed to waive
                                        its fees or to pay or absorb the
                                        ordinary operating expenses of the Fund
                                        to the extent necessary to limit the
                                        ordinary operating expenses of the Fund
                                        (but excluding interest expense,
                                        brokerage commissions, indirect fees
                                        associated with the Fund's investment in Portfolio Funds and extraordinary expenses) to not more than [___]% per annum of the average monthly net assets of the Fund (the "Expense Limitation"). The Expense Limitation may not be modified or eliminated except with the approval of the Board. Repurchase fees, if any, received by the Fund in connection with repurchases of shares will be deemed to offset Fund expenses for purposes of the Expense Limitation. Thus, the Fund's ordinary operating expenses may exceed the Expense Limitation by an amount equal to the amount of repurchase fees the Fund receives. See "Management of the Fund - Fund Expenses."

                                        Derivatives The Fund, Portfolio Funds
                                        and Portfolio Accounts may utilize
                                        "derivatives" to facilitate
                                        implementation of their investment
                                        programs. These instruments may be used
                                        for hedging portfolio risk and for
                                        non-hedging purposes, including
                                        leverage. Derivatives used for
                                        non-hedging purposes are considered
                                        speculative instruments and can subject
                                        the Fund and the Portfolio Funds to
                                        increased risks. See "Risk Factors -
                                        Special Investment Instruments and
                                        Techniques-Derivatives."

Borrowings                              The Fund is authorized to borrow money
                                        for investment purposes (including to
                                        facilitate its ability to provide
                                        investment returns that correspond to
                                        150% of the return of the Index, before
                                        Fund expenses), to meet repurchase
                                        requests (as described below) and for
                                        cash management purposes. Portfolio
                                        Funds are also permitted to borrow money for investment, liquidity and cash management purposes. Borrowings by the
                                        Fund, including any borrowings on behalf of Portfolio Accounts, are subject to a 300% asset coverage requirement under the Investment Company Act. Since the
                                        Portfolio Funds are not registered
                                        investment companies, they are not
                                        subject to this requirement. Borrowings
                                        by Portfolio Funds and the Fund for
                                        investment purposes involve certain
                                        risks. See "Risk Factors - Special
                                        Investment Instruments and
                                        Techniques-Leverage; Interest Rates;
                                        Margin."

Investor Qualifications                 Shares are being offered only to
                                        "Eligible Investors." The term
                                        "Eligible Investor." includes, among
                                        others, an individual who: (i) has a net worth (or joint net worth with the investor's spouse) in excess of $1 million; (ii) had income in excess of $200,000 (or joint income with the investor's spouse in excess of $300,000) in each of the two preceding years and has a reasonable expectation of reaching the same income level in the current year; or (iii) has an account managed by an investment adviser registered under the Advisers Act and the adviser is subscribing for shares in a fiduciary capacity on behalf of the account.
                                        Please refer to Appendix A for a
                                        description of other categories of
                                        Eligible Investors. Existing
                                        shareholders who purchase additional
                                        shares will be required to meet the
                                        Fund's eligibility requirements at the
                                        time of the additional purchase. See
                                        "Investor Qualifications."

                                        Before an investor may invest in the
                                        Fund, the prospective investor or such
                                        prospective investor's broker, dealer or other financial intermediary will be required to certify that the investor meets the foregoing investor qualification requirements. If an investor's certification is not received on or before the date shares are to be issued, the investor's order will not be accepted. See "Investor Qualifications" and "Distribution Arrangements-Purchase
                                        Terms."

Investor Suitability                    AN INVESTMENT IN THE FUND INVOLVES
                                        SUBSTANTIAL RISKS.

                                        It is possible that an investor may lose some or all of its investment in the Fund. Before making an investment decision, an investor should: (i) consider the suitability of this investment with respect to the investor's investment objectives and personal situation; and (ii) consider factors such as the investor's personal net worth, income, age, risk tolerance, tax situation and liquidity needs.

                                        AN INVESTMENT IN THE FUND IS AN ILLIQUID
                                        INVESTMENT.

                                        Shares of the Fund have only limited
                                        liquidity. An investor may be able to
                                        liquidate its investment in the Fund
                                        only in connection with repurchase
                                        offers made by the Fund from time to
                                        time. There can be no assurance that an
                                        investor's shares will be repurchased in any particular repurchase offer.

The Offering                            Shares are being offered for sale by the
                                        Fund's distributor, Rydex Distributors,
                                        Inc. (the "Distributor") and through
                                        brokers or dealers that have entered
                                        into selling agreements with the
                                        Distributor ("Selling Agents").

                                        Shares are offered and may be purchased
                                        on a monthly basis (or at such other
                                        times as may be
                                        determined by the Board) at a price
                                        equal to their then-current net asset
                                        value plus the applicable sales load.
                                        All investor funds to purchase shares
                                        will be deposited in a non-interest
                                        bearing escrow account maintained by a
                                        designated escrow agent (as outlined on
                                        the Investment Information section of
                                        the applicable application) for the
                                        benefit of the investors, pending
                                        acceptance or rejection of the purchase
                                        order. If an investor's purchase order
                                        is rejected, the escrowed funds will
                                        promptly be returned to the investor.

                                        The minimum initial investment in the
                                        Fund is $25,000 (including the
                                        applicable sales load as described
                                        below). Subsequent investments must be
                                        at least $5,000 (including the
                                        applicable sales load as described
                                        below). The Board may waive or reduce
                                        the required minimum initial and
                                        additional investment in the Fund with
                                        respect to investors that are
                                        affiliates, employees, officers or
                                        members of Rydex or any of its
                                        affiliates. The Fund reserves the right
                                        to reject any order for the purchase of
                                        shares and may, in its sole discretion,
                                        suspend the offering of shares at any
                                        time.

                                        Shares are sold subject to certain sales loads, as described below, which are payable to the Distributor. All or a portion of any applicable sales load is reallowed by the Distributor to Selling Agents. See "Distribution Arrangements." In addition, Rydex (or one of its affiliates) may pay additional compensation to Selling Agents from its own resources (which will not be an obligation of the Fund or of investors).

                                        SHARES ARE SOLD SUBJECT TO THE FOLLOWING
                                        SALES LOADS:

                                                             SALES LOAD
                                        AMOUNT OF            (AS A PERCENTAGE
                                        TRANSACTION          OF PUBLIC OFFERING
                                                             PRICE)

                                        Less than $500,000     [____]%

                                        $500,000 but less than
                                        $1,000,000             [____]%

                                        $1,000,000 or more     [____]%

                                        The sales load is waived for certain
                                        types of investors. See "Distribution
                                        Arrangements." In addition, under a
                                        right of accumulation offered by the
                                        Fund, the amount of each additional
                                        investment in the Fund by an investor
                                        will be aggregated with the amount of
                                        the investor's initial investment and
                                        any other additional previous
                                        investments in the Fund by the investor
                                        in determining the applicable sales load at the time of the subsequent investment. The right of accumulation also permits an investor's investment in the Fund to be combined with the investment in the Fund by the other accounts of the investor (including IRA's and participant-directed employee benefit plans). This right of accumulation does not extend to any other fund advised, sponsored or distributed by Rydex or any affiliate of Rydex. To receive a reduced sales load or a sales load waiver, an investor must, at the time of purchase, give the selling agent sufficient information to permit confirmation of the qualification. See "Distribution
                                        Arrangements."

                                        Dividends and Other Distributions The
                                        Fund pays dividends to shareholders at
                                        least annually in aggregate amounts
                                        representing substantially all of the
                                        Fund's net investment income (including
                                        realized short-term gains), if any,
                                        earned during the year. The Fund's
                                        long-term capital gains, if any, are
                                        also distributed annually. All dividends and other distributions are reinvested in additional shares of the Fund unless a shareholder elects to receive payment in cash. The tax status of any dividend or other distribution is the same regardless of whether or not the dividend or distribution is reinvested or taken as cash. See "Distribution Policy" and "Dividends and Other Distributions-Automatic
                                        Reinvestment Plan."

Unlisted Closed-End Structure;
  Limited Liquidity                     The Fund is registered under the
                                        Investment Company Act as a closed-end
                                        management investment company.
                                        Closed-end funds differ from open-end
                                        management investment companies
                                        (commonly known as mutual funds) in that investors in closed-end funds, such as the Fund, do not have the right to redeem their shares on a daily basis.

                                        In addition, there is no public market
                                        for shares of the Fund and none is
                                        expected to develop. Liquidity is
                                        provided to shareholders only through
                                        repurchase offers that will be made by
                                        the Fund from time to time, as described below. An investment in the Fund is therefore suitable only for investors who can bear the risks associated with the limited liquidity of shares and should be viewed as a long-term investment. See "Repurchases of Shares - No Right of Redemption."

Repurchases of Shares                   No shareholder has the right to require
                                        the Fund to redeem its shares. To
                                        provide a limited degree of liquidity to investors, the Fund from time to time will offer to repurchase its shares pursuant to written tenders by investors.Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion and generally will be offers to repurchase a specified amount of the Fund's outstanding shares. The
                                        Board will consider various factors in
                                        determining when the Fund will make
                                        repurchase offers, including
                                        recommendations that will be made by
                                        Rydex to the Board. Rydex expects that
                                        it will recommend to the Board that the
                                        Fund offer to repurchase shares four
                                        times each year, as of the last Business
                                        Day of March, June, September and
                                        December. A "Business Day"
                                        is a day on which the New York Stock
                                        Exchange is open for business (a
                                        "Business Day"). The Fund's Declaration
                                        of Trust (the "Declaration of Trust")
                                        generally provides that the Fund will be dissolved if the shares of any investor that has submitted a written request for repurchase of its shares have not been repurchased by the Fund within a period of two years after the investor's request; provided, however, that dissolution will not be required if the Fund is unable to repurchase an investor's shares as a result of regulatory restrictions. A repurchase fee equal to [____]% of the value of shares repurchased by the Fund will apply if the date as of which the shares are valued for purposes of repurchase is less than one year following the date of the investor's purchase of the shares
                                        (for this purpose, the first shares
                                        purchased by an investor will be deemed
                                        to be the first shares sold by the
                                        investor (i.e., the identity of the
                                        shares sold will be determined on a
                                        first-in, first-out basis)). The
                                        repurchase fee is payable to the Fund
                                        and, if applicable, deducted before
                                        payment of the proceeds of the
                                        repurchase to the investor. No
                                        repurchase fee is charged on the
                                        repurchase of shares acquired through
                                        the reinvestment of dividends or other
                                        distributions. See "Repurchase Offers."

                                        If a repurchase offer is oversubscribed
                                        by shareholders who tender shares for
                                        repurchase, the Fund will repurchase
                                        only a pro rata portion of the shares
                                        tendered by each shareholder. In
                                        addition, a shareholder who tenders for
                                        repurchase only a portion of the shares
                                        it holds will be required to maintain a
                                        minimum balance of $15,000 of shares, as of the repurchase date. The Fund has the right to reduce the amount of shares to be repurchased from a shareholder so that the required minimum balance is maintained. Nonetheless, the minimum account balance requirement will be waived in any situation where such waiver is required by applicable law.

                                        The Fund may redeem all or a portion of
                                        an investor's shares if, among other
                                        reasons, the Fund determines that it
                                        would be in the best interests of the
                                        Fund to do so. See "Repurchase Offers -
                                        Mandatory Redemption by the Fund."

Taxation The Fund intends to elect to be treated and to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and intends each year to distribute substantially all of its investment company taxable income and net capital gains to its shareholders. Therefore, it is not expected that the Fund will be subject to any Federal income tax. The investment strategies of Portfolio Funds and Portfolio Accounts may be employed without regard to the tax consequences of investment transactions on the Fund and shareholders. See "Taxes" and also "Tax Aspects" in the SAI.


Risks and Special Considerations        An investment in the Fund involves
                                        substantial risks and special
                                        considerations. See "Risk Factors."
                                        These risks and special considerations
                                        include the following:

                                         o  Investing in the Fund can result in
                                            a loss of capital invested.

                                         o  Various risks are associated with
                                            the securities and other instruments
                                            in which Portfolio Managers invest
                                            and the specialized investment
                                            techniques they use, including the
                                            use of leverage and short sales
                                            (which are considered to be
                                            speculative practices) and the use
                                            of derivatives (which also involves
                                            risks).

                                         o  The use of borrowings and Index
                                            Derivatives to leverage the Fund's
                                            investments will increase the
                                            volatility of the Fund's net asset
                                            value per share and will magnify the
                                            impact of losses on the Fund's
                                            investments.

                                         o  The investment performance of the
                                            Fund may fail to closely correlate
                                            with
                                            the performance of the Index due to
                                            various factors, including, but not
                                            limited to: the impact of the fees
                                            and expenses borne by the Fund,
                                            including transaction costs; the
                                            inability of the Fund to gain access
                                            to one or more Portfolio Funds or
                                            Portfolio Managers; and limitations
                                            on the Fund's investments resulting
                                            from the need to comply with the
                                            Fund's investment restrictions or
                                            policies, or with regulatory or tax
                                            law requirements.

                                         o  Shares of the Fund have only limited
                                            liquidity.

                                         o  The Fund is a non-diversified fund
                                            and invests in Portfolio Funds that
                                            may not have diversified investment
                                            portfolios and may, in some cases,
                                            concentrate their investments in a
                                            single industry or group of related
                                            industries.

                                         o  Certain Portfolio Managers invest in
                                            the securities of companies having
                                            small market capitalizations, which
                                            involves greater risks than would be
                                            involved in investing in securities
                                            of companies having larger market
                                            capitalizations.

                                         o  Each Portfolio Manager generally
                                            charges its Portfolio Fund an
                                            asset-based management fee and a
                                            performance-based allocation. These
                                            are in addition to the Advisory Fee
                                            and Administration Fee paid by the
                                            Fund.

                                         o  The right to receive a
                                            performance-based allocation may
                                            create an incentive for a Portfolio
                                            Manager to make risky investments
                                            and may be payable by a Portfolio
                                            Fund, and thus indirectly by the
                                            Fund, to its Portfolio Manager even
                                            if the Fund's overall returns are
                                            negative.

                                         o  Rydex and the Portfolio Managers may
                                            have conflicts of interest,
                                            including conflicts relating to the
                                            allocation of investment
                                            opportunities between the Fund or a
                                            Portfolio Fund and other advised
                                            accounts.

                                         o  Portfolio Managers pursue their
                                            investment programs independently
                                            and one Portfolio Manager may enter
                                            into transactions that offset the
                                            transactions of another Portfolio
                                            Manager. This may result in the Fund
                                            bearing transaction costs without
                                            obtaining any benefit.

                                         o  Portfolio Funds will not be
                                            registered as investment companies
                                            under the Investment Company Act
                                            and, therefore, the Fund as an
                                            investor in Portfolio Funds will not
                                            have the benefit of the protections
                                            afforded by the Investment Company
                                            Act.

                                         o  Rydex will have little or no means
                                            of independently verifying
                                            information relating to the
                                            investment activities of the
                                            Portfolio Funds and, thus, may need
                                            to rely on PlusFunds or others to
                                            ascertain whether Portfolio Managers
                                            are adhering to their disclosed
                                            investment strategies or their
                                            investment or risk management
                                            policies.

                                         o  The Fund and Rydex depend upon
                                            information and other services
                                            provided by PlusFunds and others
                                            under the terms of a licensing
                                            agreement. In addition, the
                                            licensing agreement provides the
                                            right for the Fund to invest in the
                                            Portfolio Funds that are the
                                            vehicles from which the performance
                                            of the Index is determined. The
                                            Fund's investment performance could
                                            be adversely affected (i) if the
                                            information provided by PlusFunds or
                                            others is inaccurate, (ii) if other
                                            services are not
                                            provided or are inadequate, (iii)
                                            if the Fund cannot invest in the
                                            Portfolio Funds that are the
                                            vehicles from which the performance
                                            of the Index is determined or (iv)
                                            if the licensing agreement is
                                            terminated.

                                         o  The Fund relies primarily on
                                            information provided by PlusFunds
                                            and others in valuing its
                                            investments in Portfolio Funds and
                                            determining the value of the Fund's
                                            shares. There is a risk that
                                            inaccurate valuations could
                                            adversely affect (i) investors who
                                            purchase shares of the Fund, (ii)
                                            investors whose shares are
                                            repurchased by the Fund, or (iii)
                                            existing shareholders.

                                         o  Investors bear fees and expenses at
                                            the Fund level and also indirectly
                                            bear fees, expenses and
                                            performance-based allocations that
                                            are imposed at the Portfolio Fund
                                            level.

                                         o  The Fund may make additional
                                            investments in or effect withdrawals
                                            from Portfolio Funds only at certain
                                            specified times and, in connection
                                            with withdrawals, the Fund may
                                            receive securities that are illiquid
                                            or difficult to value.

                                         o  The success of equity long/short
                                            investment strategies depends
                                            largely on the ability of Portfolio
                                            Managers to identify mispriced
                                            stocks. Portfolio Funds may
                                            incorrectly size their positions
                                            despite position and risk limits.

                                         o  Portfolio Managers that pursue
                                            equity long/short strategies rely on
                                            market liquidity to manage portfolio
                                            risk. Illiquidity, particularly in a
                                            trending market, could result in
                                            significant losses. Moreover,
                                            despite carrying both long and short
                                            equity positions in their
                                            portfolios, equity long/short
                                            Portfolio

                                            Managers typically maintain some
                                            level of net long exposure to the
                                            equity markets and are thus
                                            susceptible to the impact of
                                            significant price moves in equities,
                                            particularly if their long and short
                                            positions are correlated.

                                         o   The Fund's use of Index Derivatives
                                             involves various risks associated
                                             generally with the use of
                                             derivatives, but also involves
                                             investment risks similar to those
                                             associated with direct investments
                                             in Portfolio Funds to the extent
                                             that the returns payable to the
                                             Fund from Index Derivatives will be
                                             linked to the investment returns of
                                             Portfolio Funds. The Fund's
                                             holdings of Index Derivatives may
                                             involve a limited number of
                                             positions with a limited number of
                                             counterparties. However, these
                                             positions may represent a
                                             significant portion of the Fund's
                                             assets or a significant portion of
                                             the Fund's overall investment
                                             exposure. The failure of a
                                             counterparty to an Index Derivative
                                             to settle its obligations could
                                             have a significant adverse effect
                                             on the value of the Fund's assets
                                             and on the Fund's investment
                                             performance.

                                        IN VIEW OF THE RISKS NOTED ABOVE, THE
                                        FUND SHOULD BE CONSIDERED A SPECULATIVE
                                        INVESTMENT AND INVESTORS SHOULD INVEST
                                        IN THE FUND ONLY IF THEY CAN SUSTAIN A
                                        COMPLETE LOSS OF THEIR INVESTMENT.

                                        NO GUARANTEE OR REPRESENTATION IS MADE
                                        THAT THE INVESTMENT PROGRAM OF THE FUND
                                        WILL BE SUCCESSFUL OR THAT THE FUND WILL
                                        ACHIEVE ITS INVESTMENT OBJECTIVE.

                                        See "Risk Factors."

                            SUMMARY OF FUND EXPENSES

          The following table illustrates the expenses and fees that the Fund expects to incur and that shareholders can expect to bear.

Shareholder Transaction Expenses

  Maximum Sales Load (as a percentage of offering price)........[___]%(1)
  Repurchase Fee (as percentage of net asset value of
    shares repurchased).........................................[___]%
    (applies to repurchase of shares if valuation date for repurchase is less than one year after date shares were purchased)

Annual Expenses (as a percentage of average net assets)

  Investment Advisory Fee.......................................[___]%
  Administration Fee............................................[___]%
  Other Expenses................................................[___]%(2)
  Total Annual Fund Operating Expenses..........................[___]%
  Fee Waivers and Expense Reimbursements........................[___]%[(3)]
  Total Net Operating Expenses..................................[___]%(4)

------------------------------------------------------------------------------

(1)  Shares are sold subject to the following sales loads:

------------------------------------------------------------------------------
Amount of Transaction                              Sales Load (as a
                                                   percentage of public
                                                   offering price)
---------------------------------------    -----------------------------------

Less than $500,000                                          [___]%
---------------------------------------    -----------------------------------
$500,000 but less than $1,000,000                           [___]%
---------------------------------------    -----------------------------------
$1,000,000 or more                                          [___]%
---------------------------------------    -----------------------------------

     In addition, under a right of accumulation offered by the Fund, the amount of each additional investment in the Fund by an investor will be aggregated with the amount of the investor's initial investment and any other additional previous investments in the Fund by the investor in determining the applicable sales load at the time of the subsequent investment. The sales load is waived for certain types of investors. See "Distribution Arrangements."

(2) Reflects all ordinary operating expenses of the Fund, other than the Advisory Fee and the Administration Fee, and includes organizational expenses and offering costs that will be borne by investors solely during the first year of the Fund's operations. Excluding organizational expenses and offering costs, Other Expenses and Total Annual Fund Operating Expenses would be [___]% and [___]%. See "Management of the Fund - Fund Expenses." In addition, the Fund indirectly bears additional fees and expenses as an investor in Portfolio Funds. Each Portfolio Manager generally receives a management fee and a performance allocation with respect to the assets of Portfolio Funds that it manages. The amount of these fees and allocations varies among Portfolio Managers, but the management fees are generally expected to be between 1%-2.5%, on an annual basis, of the total assets managed by a Portfolio Manager, and the performance allocations are generally expected to be between 15%-25% of the net capital appreciation (if any) in the assets managed by a Portfolio Manager.

(3) Through [___], 200[___], Rydex has contractually agreed to waive its fees or to pay or absorb the ordinary operating expenses of the Fund to the extent necessary to limit the ordinary operating expenses of the Fund

     (but excluding interest expense, brokerage commissions, indirect fees associated with the Fund's investment in Portfolio Funds and extraordinary expenses) to not more than [___]% per annum of the average monthly net assets of the Fund (the "Expense Limitation"). The Expense Limitation may not be modified or eliminated except with the approval of the Board of Trustees of the Fund. See "Management of the Fund - Fund Expenses."

         (4) Repurchase fees, if any, received by the Fund in connection with repurchases of shares will be deemed to offset Fund expenses for purposes of the Expense Limitation. Thus, the Fund's ordinary operating expenses may exceed the Expense Limitation by an amount equal to the amount of repurchase fees the Fund receives. As a result, Annual Expenses After Waiver will be [___]% as a percentage of net assets, plus an amount equal to the repurchase fees received by the Fund. See "Management of the Fund - Fund Expenses."

          The purpose of the table above is to assist prospective investors in understanding the various costs and expenses they will bear directly or indirectly as shareholders of the Fund. For a more complete description of the various costs and expenses of the Fund, see "Management of the Fund." The expenses shown in the table do not include the effect of any repurchase fees that may be received by the Fund and do not include fees and expenses that the Fund will bear as an investor in Portfolio Funds, which will be borne indirectly by Fund shareholders.

                  EXAMPLE

                                 1 YEAR   3 YEARS    5 YEARS    10 YEARS
                                 ------   -------    -------    --------

An investor would pay the
following expenses on a $1,000
investment, assuming a 5%
return and the payment of a
maximum sales charge of 3%:      $[___]   $[___]     $[___]     $[___]

                                 1 YEAR   3 YEARS    5 YEARS    10 YEARS
                                 ------   -------    -------    --------

An investor would pay the
following expenses on a $25,000
investment, assuming a 5% return
and the payment of a maximum
sales charge of 3%:              $[___]   $[___]     $[___]     $[___]

          The Examples are based on the fees and expenses set forth above (after the effect of the Expense Limitation, and less the effect of organizational expenses and offering costs) and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown, and the Fund's actual rate of return may be greater or less than the hypothetical 5% return assumed in the Example.


                                  RISK FACTORS

          AN INVESTMENT IN THE FUND INVOLVES SUBSTANTIAL RISKS, INCLUDING THE RISK THAT THE ENTIRE AMOUNT INVESTED MAY BE LOST. The Fund pursues its investment objective by investing its assets primarily in private investment funds and other investment vehicles ("Portfolio Funds") that are managed by the hedge fund managers ("Portfolio Managers") whose investment performance is selected by Standard & Poor's ("S&P") for inclusion in the Standard & Poor's Equity Long/Short Index (the "Index") and by investing in financial instruments (including, but not limited to, options, swaps, and structured notes) that provide investment returns that are linked to the performance of the Index ("Index Derivatives"). In addition, the Fund may retain one or more Portfolio Managers to manage and invest designated portions of the Fund's assets (either as separately managed accounts or by creating separate investment vehicles in which a Portfolio Manager will serve as general partner of the vehicle and the Fund will be the sole limited partner). (Any arrangement in which the Fund retains a Portfolio Manager to manage a separate account or separate investment vehicle for the Fund is referred to as a "Portfolio Account.") The Portfolio Funds invest in and actively trade securities and other financial instruments using equity long/short strategies and investment techniques that may involve significant risks. Various other risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to the use of borrowings and Index Derivatives to leverage the Fund's investments, risks relating to compensation arrangements, risks relating to the limited liquidity of shares, risks relating to the Fund's investment in Index Derivatives, and risks relating to equity long/short strategies.

          Prospective investors should consider the following factors in determining whether an investment in the Fund is a suitable investment. However, the risks enumerated below should not be viewed as encompassing all of the risks associated with an investment in the Fund. Prospective investors should read this entire prospectus and the statement of additional information of the Fund (the "SAI") and consult with their own advisers before deciding whether to invest. In addition, because the investment programs of the Portfolio Managers may develop and change over time, an investment in the Fund may in the future be subject to additional and different risk factors.

INVESTMENT-RELATED RISKS

          GENERAL ECONOMIC AND MARKET CONDITIONS. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Portfolio Funds and the Portfolio Accounts. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

          INDEX TRACKING ERROR. The Fund seeks to achieve a correlation between the performance of its portfolio and that of the Index of at least 0.95 (before Fund expenses). However, there can be no assurance that this degree of correlation can be achieved. Correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value increases or decreases in exact proportion to changes in the Index. Although the Fund seeks to correlate with the performance of the Index, certain factors can cause a deviation between the performance of the Fund and the performance of the Index, including, among others: (i) the fees and expenses of the Fund, including transaction costs; (ii) the ability of the Fund to time its investments in, and withdrawals from, Portfolio Funds, and to retain Portfolio Managers for Portfolio Accounts, so as to correspond to the precise time in which particular Portfolio Managers are added to, or eliminated from, the Index; (iii) limitations on the Fund's investments resulting from the need to comply with the Fund's investment restrictions or policies, or with regulatory or tax law requirements; (iv) an imperfect correlation between the performance of an Index Derivative entered into by the Fund and the Index (or the component of the Index that corresponds to the Index Derivative); and (v) the need to maintain a portion of the Fund's assets in cash or short-term investments to maintain liquidity to effect repurchases of the Fund's shares, to make investments and to pay Fund expenses. The Fund's ability to produce an investment return that correlates with the Index may also be adversely affected if, for regulatory or any other reasons, it cannot gain access to one or more Portfolio Funds or Portfolio Managers.

          In seeking to provide investment returns that have the desired degree of correlation with the Index, the Fund may borrow money and invest in Index Derivatives. Borrowing money for investment purposes is a practice known as "leverage" and involves risks. There is no guarantee that Rydex will be able to obtain the degree of leverage for the Fund necessary to achieve the Fund's investment objective. This may be due to insufficient Fund assets, lack of qualified counterparties, unfavorable market conditions, or lack of cost-effective means of securing leverage. As a result, the Fund may not provide the desired 150% exposure to the Index. By using leverage, it is expected that the price of shares of the Fund will tend to increase by an amount that is greater than any increase in the value of the Index, but will also tend to decrease by an amount that is greater than any decline in the value of the Index. Thus, the use of leverage will increase the volatility of the Fund's net asset value per share and will magnify the impact of losses on the Fund's investments. The use of Index Derivatives involves similar risks. See "Risk Factors-Leverage; Interest Rates; Margin."

          EQUITY LONG/SHORT STRATEGY RISK. The failure or deterioration of equity long/short strategies may cause most or all Portfolio Managers that employ that strategy to suffer significant losses. Strategy specific losses may result from excessive concentration by multiple Portfolio Managers in the same investment or broad events that adversely affect equity long/short investment strategies (e.g., illiquidity within a given market). The equity long/short strategies employed by the Portfolio Managers can be expected to be speculative and involve substantial risk of loss in the event of such failure or deterioration. The success of equity long/short investment strategies depends largely on the ability of Portfolio Managers to identify mispriced stocks. Portfolio Funds may incorrectly size their positions despite position and risk limits.

          Portfolio Managers that pursue equity long/short strategies rely on market liquidity to manage portfolio risk. Illiquidity, particularly in a trending market, could result in significant losses. Moreover, despite carrying both long and short equity positions in their portfolios, equity long/short Portfolio Managers typically maintain some level of net long exposure to the equity markets and are thus susceptible to the impact of significant price moves in equities, particularly if their long and short positions are correlated.

          HIGHLY VOLATILE MARKETS. The prices of a Portfolio Fund's investments (including commodities contracts and all derivative instruments, including futures and options) and therefore the Fund's net asset value, can be highly volatile. Price movements of forwards, futures and other derivative contracts in which a Portfolio Fund's or a Portfolio Account's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments, futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Portfolio Funds and Portfolio Accounts are also subject to the risk of the failure of any exchanges on which their positions trade or of the clearinghouses for those exchanges.

         RISKS OF SECURITIES ACTIVITIES. All securities investing and trading activities involve the risk of loss of capital. The Fund's investment program, which involves allocating assets to multiple Portfolio Managers may operate to moderate these risks. However, there can be no assurance that the Fund's or any Portfolio Fund's investment program will be successful or that investors in the Fund will not suffer losses. The following discussion sets forth some of the more significant risks associated with the Portfolio Managers' styles of investing:

         EQUITY AND EQUITY-RELATED INSTRUMENTS. A significant portion of a Portfolio Fund's and Portfolio Account's investments normally will consist of long and short positions in equities and equity-related instruments. Stocks, options and other equity-related instruments may be subject to various types of risk, including market risk, liquidity risk, counterparty credit risk, legal risk and operations risk. "Equity securities" may include common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures or limited liability companies and similar enterprises, warrants and stock purchase rights. A Portfolio Fund or Portfolio Account may invest in securities of U.S. issuers, foreign issuers or a combination of both. Investments in securities of foreign issuers may include the purchase of depositary receipts for foreign securities.

         The value of equity securities depends on business, economic and other factors affecting those issuers. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. The stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The volatility of equity securities means that the value of an investment in the Fund may increase or decrease.

         CONVERTIBLE SECURITIES. A Portfolio Fund's or Portfolio Account's investments in convertible securities subject them, and thus the Fund, to the risks associated with both fixed-income securities and stocks. To the extent that a convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Additionally, lower rated convertible securities are subject to increased speculative risks discussed below under the risks of High Yield ("Junk") Bonds.

         FOREIGN INVESTMENTS. It is expected that Portfolio Funds and Portfolio Accounts will invest in securities issued by foreign corporations and governments. Investing in these securities involves certain considerations not usually associated with investing in securities of U.S. corporations or the U.S. Government, including political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of imposition of withholding or other taxes on dividends, interest, capital gain or other income; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict a Portfolio Manager's investment opportunities. In addition, accounting and financial reporting standards that prevail in foreign countries generally are not equivalent to U.S. standards and, consequently, less information is available to investors in companies located in such countries than is available to investors in companies located in the U.S. Moreover, an issuer of securities may be domiciled in a country other than the country in whose currency the instrument is denominated. The values and relative yields of investments in the securities markets of different countries, and their associated risks, are expected to change independently of each other. There is also less regulation, generally, of the securities markets in foreign countries than there is in the U.S. In addition, unfavorable changes in foreign currency exchange rates may adversely affect the U.S. dollar values of securities denominated in foreign currencies or traded in foreign markets. Portfolio Managers may, but are generally not required to, hedge against such risk, and there is no assurance that any attempted hedge will be successful.

         Foreign securities in which Portfolio Funds and Portfolio Accounts may invest include securities of issuers in emerging and developing markets. These issuers and markets present risks not found when investing in securities of issuers in more mature markets. Securities of issuers in emerging and developing markets may be more difficult to sell at acceptable prices and their prices may be more volatile than prices of securities in more developed markets. Settlements of securities trades in emerging and developing markets may be subject to greater delays than in other markets so that the proceeds of a sale of a security may not be received on a timely basis. Emerging markets generally have less developed trading markets and exchanges, and legal and accounting systems. Investments in issuers in emerging and developing markets may be subject to greater risks of government restrictions with respect to withdrawing the proceeds from sales of such investments. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments of developing countries may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies.

         FIXED-INCOME SECURITIES. Portfolio Funds and Portfolio Accounts may invest a portion of their assets in fixed-income securities as part of their investment strategies, for defensive purposes or to maintain liquidity. Fixed-income securities include bonds, notes and debentures issued by U.S. and foreign corporations and governments. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness or financial condition of the issuer and general market liquidity (i.e., market risk). Certain securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to significant reductions of yield and possible loss of principal.

         HIGH YIELD ("JUNK") BONDS. Portfolio Funds and Portfolio Accounts may invest in non-investment grade debt securities (commonly referred to as "junk bonds"). Non-investment grade debt securities are securities that have received a rating from nationally recognized statistical rating organization (a "Rating Agency") below the fourth highest rating category or, if not rated by any Rating Agency, are of comparable quality. Investments in non-investment grade debt securities, including convertible lower rated debt securities, are considered by the Rating Agencies to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Junk bonds are subject to greater risk of loss of income and principal than higher rated securities. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities.

         ILLIQUID PORTFOLIO INVESTMENTS. Portfolio Funds and Portfolio Accounts may invest in securities that are subject to legal or other restrictions on transfer or for which no liquid market exists. The market prices for such securities may not exist or may tend to be volatile, and a Portfolio Fund or a Portfolio Account may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities traded on national securities exchanges or other established markets. Restricted securities may sell at prices that are lower than similar securities that are not subject to restrictions on resale.

         SMALL CAP AND MID CAP ISSUERS. Portfolio Funds and Portfolio Accounts may invest in the securities of issuers that do not have large market capitalizations. Historically, the prices of small and medium market capitalization stocks have been more volatile than the prices of larger capitalization stocks. Among the reasons for greater price volatility of these securities are the less certain growth prospects of smaller companies, the lower degree of liquidity in the market for such stocks, and the greater sensitivity of small and medium size companies to changing economic conditions. Medium and small company stock prices also may fluctuate independently of larger company stock prices and may decline as large company stock prices rise, or vice versa. In addition, small and medium size companies in which the Portfolio Funds invest may have products and management which have not been thoroughly tested by time or by the marketplace. These companies may be more dependent on a limited number of key personnel and their financial resources may not be as substantial as those of more established companies.

         DISTRESSED INVESTMENTS. Portfolio Funds and Portfolio Accounts may invest in securities of companies that are in financial distress, experiencing poor operating results, having substantial capital needs or negative net worth, facing special competitive or product obsolescence problems, or that are involved in bankruptcy or reorganization proceedings. These securities may include equity securities, bank loans, senior or subordinated debt securities, trade claims, promissory notes, preferred equity, warrants and other evidences of indebtedness. There can be no assurance that a Portfolio Manager will correctly evaluate the nature and magnitude of all factors that could affect the outcome of an investment. Investments in financially troubled companies involve substantial financial and business risks that can result in substantial or even total loss. Among the risks inherent in such investments is the fact that it frequently may be difficult to obtain information as to the true condition of such issuers. Investments in securities of companies in bankruptcy, liquidation or reorganization proceedings are often subject to litigation among the participants in such proceedings. Such investments also may be adversely affected by federal and state laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and a bankruptcy court's power to disallow, reduce, subordinate or disenfranchise particular claims. These and other factors contribute to above-average price volatility and abrupt and erratic movements of the market prices of these securities, and the spread between the bid and asked prices of such securities may be greater than normally expected. It may take a number of years for the market price of such securities to reflect their intrinsic value.

SPECIAL INVESTMENT INSTRUMENTS AND TECHNIQUES

         Portfolio Managers may utilize a variety of special investment instruments and techniques to hedge against various risks (such as declines in the general stock market, changes in interest rates, changes in foreign exchange rates or other factors that affect security values) or for non-hedging purposes to pursue a Portfolio Fund's or a Portfolio Account's investment objective. The Fund may also utilize special investment instruments and techniques in order to facilitate the ability of the Fund to pursue its investment objective and generate investment returns that correlate with the Index. These strategies may be obtained through transactions in derivatives. Certain of the special investment instruments and techniques that the Portfolio Managers may use are speculative and involve a high degree of risk, particularly in the context of non-hedging transactions.

         DERIVATIVES. Derivatives are securities and other instruments the value or return of which is based on the performance of an underlying security, asset, index, interest rate or other investment. Derivatives may be volatile and involve various risks, depending upon the derivative and its function in a portfolio. Special risks may apply to instruments that are invested in by the Fund, Portfolio Funds or Portfolio Accounts in the future that cannot be determined at this time or until such instruments are developed or invested in by the Fund, Portfolio Funds or Portfolio Accounts. Swaps, options and other derivative instruments may be subject to risks such as market risk, liquidity risk, the risk of non-performance by the counterparty, including risks relating to the financial soundness and creditworthiness of the counterparty, legal risk and operations risk. Derivatives may entail leverage in that their investment exposures could be greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund's, Portfolio Fund's or Portfolio Account's performance. See "Leverage; Interest Rates; Margin" below.

         SWAPS. Swaps are subject to various types of risks, including market risk, liquidity risk, the risk of non-performance by the counterparty, including risks relating to the financial soundness and creditworthiness of the counterparty. Swaps can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swaps may increase or decrease the Fund's, Portfolio Fund's or Portfolio Account's exposure to equity securities, long-term or short-term interest rates, foreign currency values, corporate borrowing rates, or other factors. Swaps can take many different forms and are known by a variety of names. Swaps may increase or decrease the overall volatility of the Fund's, Portfolio Fund's or Portfolio Account's portfolio. The most significant factor in the performance of swaps is the change in the individual equity values, specific interest rate, currency or other factors that determine the amounts of payments due to and from the counterparties. If a swap calls for payments by the Fund, a Portfolio Fund or Portfolio Account, it must be prepared to make such payments when due. See also "Risk Factors--Special Investment Instruments and Techniques - Counterparty Credit Risk" below. To achieve investment returns equivalent to those of the Index or those achieved by a Portfolio Manager, the Fund may enter into swap agreements under which the Fund may agree, on a net basis, to pay a return based on a floating interest rate, such as LIBOR, and to receive over a stated time period the return of the Index (or a multiple of that return) or the return of a referenced investment vehicle that is managed by a Portfolio Manager (or a multiple of that return).

         CALL AND PUT OPTIONS. Portfolio Managers may use options as part of their investment programs. There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

         INDEX DERIVATIVES. The Fund may use Index Derivatives to facilitate its ability to produce investment returns that provide the desired degree of correlation with the Index. Index Derivatives may also be used under circumstances where regulatory, tax or other considerations limit, prohibit or restrict direct investments by the Fund in Portfolio Funds. These instruments, which may be structured as swaps, options or structured notes, involve risks similar to those generally associated with swaps and other derivatives, but also involve investment risks similar to those associated with direct investments in Portfolio Funds to the extent that the returns payable to the Fund from an Index Derivative will be linked to the investment returns of Portfolio Funds. The use of Index Derivatives involves various costs that would not be incurred when investing in Portfolio Funds. These costs will reduce the investment returns of the Fund.

         COMMODITY FUTURES CONTRACTS. Portfolio Funds and Portfolio Accounts may trade in commodity futures (and related options), a practice which may involve substantial risks. The low margin or premiums normally required in such trading may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss. There is no assurance that a liquid secondary market will exist for commodity futures contracts or options purchased or sold, and a Portfolio Fund or Portfolio Account may be required to maintain a position until exercise or expiration, which could result in losses. Futures positions may be illiquid because, for example, most U.S. commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Once the price of a contract for a particular future has increased or decreased by an amount equal to the daily limit, positions in the future can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. Futures contract prices on various commodities or financial instruments occasionally have moved to the daily limit for several consecutive days with little or no trading. Similar occurrences could prevent a Portfolio Fund or Portfolio Account from promptly liquidating unfavorable positions and cause it to be subject to substantial losses. In addition, a Portfolio Fund or Portfolio Account may not be able to obtain futures contract trades at favorable prices if trading volume in such contracts is low. It is also possible that an exchange or the Commodity Futures Trading Commission (the "CFTC") may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract or order that trading in a particular contract be conducted for liquidation only. In addition, the CFTC and various exchanges impose speculative position limits on the number of positions that may be held in particular commodities. Trading in commodity futures contracts and options are highly specialized activities that may entail greater than ordinary investment or trading risks.

         FAILURE OF FUTURES COMMISSION MERCHANTS. Under the Commodity Exchange Act, as amended (the "CEA"), futures commission merchants are required to maintain customers' assets in a segregated account. To the extent that a Portfolio Fund or Portfolio Account engages in futures and options contract trading and the futures commission merchants with whom it maintains accounts fail to so segregate the assets of the Portfolio Fund or Portfolio Account, the Portfolio Fund or Portfolio Account will be subject to a risk of loss in the event of the bankruptcy of any of its futures commission merchants. In certain circumstances, a Portfolio Fund or Portfolio Account might be able to recover, even with respect to property specifically traceable to the Portfolio Fund or Portfolio Account, only a pro rata share of all property available for distribution to a bankrupt futures commission merchant's customers.

OTHER FUTURES CONTRACTS AND OPTIONS THEREON. Portfolio Funds or Portfolio Accounts may enter into futures contracts on securities indices and U.S. Government securities that are traded on exchanges licensed and regulated by the CFTC or on foreign exchanges, and may trade in currency futures contracts. A securities index futures contract does not require the physical delivery of the securities underlying the index, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular securities index futures contract reflect changes in the specified index of the securities on which the futures contract is based. Trading on foreign exchanges is subject to the legal requirements of the jurisdiction in which the exchange is located and the rules of such foreign exchange.

         A Portfolio Fund or Portfolio Account may sell a currency futures contract if it is anticipated that exchange rates for a particular currency will fall. A Portfolio Fund or Portfolio Account may purchase a currency futures contract for non-hedging purposes to pursue its investment objective when it anticipates that a particular currency will appreciate in value, but securities denominated in that currency do not present an attractive investment and are not included in its portfolio. In addition, such a transaction can be used as a hedge against a decrease in the value of portfolio securities that are denominated in such currency. If it is anticipated that a particular currency will rise, a Portfolio Manager may purchase a currency futures contract to protect against an increase in the price of securities that are denominated in a particular currency and which the Portfolio Manager intends to purchase.

         A risk in employing currency futures contracts to protect against the price volatility of portfolio securities that are denominated in a particular foreign currency is that the prices of the securities that are subject to such contracts may not completely correlate with the behavior of the cash prices of portfolio securities. The correlation may be distorted by the fact that the currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approached maturity. Another risk is that a Portfolio Manager could be incorrect in its expectation as to the direction or extent of various exchange rate movements or the time span within which the movements take place.

         Although futures and options transactions, when used for hedging rather than non-hedging purposes to pursue a Portfolio Fund's or Portfolio Account's investment objective, are intended to enable the Portfolio Fund or Portfolio Account to manage interest rate, stock market or currency exchange risks, unanticipated changes in interest rates, market prices or currency exchange rates could result in poorer performance than if the Portfolio Fund or Portfolio Account had not entered into these transactions. Even if a Portfolio Manager correctly predicts interest rate, market price or currency rate movements, a hedge could be unsuccessful if changes in the value of its futures position did not correspond to changes in the value of its investments. This lack of correlation between the futures and securities or currency positions may be caused by differences between the futures and securities or currency markets or by differences between the assets underlying a futures position and the securities held by or to be purchased for the Portfolio Fund or Portfolio Account.

         The prices of futures contracts depend primarily on the value or level of the indices or assets on which they are based. Because there are a limited number of types of futures contracts, it is likely that the standardized futures contracts available to a Portfolio Fund or Portfolio Account will not exactly match the assets the Portfolio Fund or Portfolio Account wishes to hedge or intends to purchase, and consequently will not provide a perfect hedge against all price fluctuation. To compensate for differences in historical volatility between positions a Portfolio Manager wishes to hedge and the standardized futures contracts available to it, a Portfolio Manager may purchase or sell futures contracts with a greater or lesser value than the assets it wishes to hedge or intends to purchase.

         Futures contracts and options thereon are derivative instruments. Losses that may arise from certain futures transactions, particularly those involved in non-hedging contexts to pursue a Portfolio Fund's or Portfolio Account's investment objective, are potentially unlimited.

         HEDGING TRANSACTIONS. Portfolio Managers may utilize a variety of financial instruments, such as derivatives, options, interest rate swaps, caps and floors, futures and forward contracts to seek to hedge against declines in the values of their portfolio positions as a result of changes in currency exchange rates, certain changes in the equity markets and market interest rates and other events. Hedging transactions may also limit the opportunity for gain if the value of the hedged portfolio positions should increase. It may not be possible for the Portfolio Managers to hedge against a change or event at a price sufficient to protect a Portfolio Fund's or Portfolio Account's assets from the decline in value of the portfolio positions anticipated as a result of such change. In addition, it may not be possible to hedge against certain changes or events at all. A Portfolio Manager may enter into hedging transactions to seek to reduce: currency exchange rate and interest rate risks, the risks of a decline in the equity markets generally or one or more sectors of the equity markets in particular; or the risks posed by the occurrence of certain other events. However, unanticipated changes in currency or interest rates, or increases or smaller than expected decreases in the equity markets or sectors being hedged, or the non-occurrence of other events being hedged against may result in a poorer overall performance for the Fund than if the Portfolio Manager had not engaged in any hedging transaction. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio position being hedged may vary. Moreover, for a variety of reasons, the Portfolio Managers may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Portfolio Managers from achieving the intended hedge or expose the Fund to additional risk of loss.

         COUNTERPARTY CREDIT RISK. Many of the markets in which the Fund, Portfolio Funds or Portfolio Accounts effect their transactions, including transactions by the Fund in Index Derivatives, are "over-the-counter" or "inter-dealer" markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of "exchange based" markets. To the extent the Fund, a Portfolio Fund or Portfolio Account invests in swaps, derivative or synthetic instruments, or other over-the-counter transactions, it is assuming a credit risk with regard to parties with which it trades and also bears the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund, a Portfolio Fund or Portfolio Account to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund, Portfolio Fund or Portfolio Account to suffer a loss. Counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where the Fund, a Portfolio Fund or Portfolio Account has concentrated its transactions with a single or small group of counterparties. The Fund, Portfolio Funds and Portfolio Accounts are not restricted from dealing with any particular counterparty or from concentrating any or all of their transactions with one counterparty. The ability of the Fund, Portfolio Funds and Portfolio Accounts to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties' financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

         LEVERAGE; INTEREST RATES; MARGIN. The Fund is authorized to borrow money for investment purposes, including to facilitate its ability to provide investment returns that have the desired correlation with the Index, to meet repurchase requests and for cash management purposes. Portfolio Funds generally are also permitted to borrow money. The Fund, Portfolio Funds and Portfolio Accounts may directly or indirectly borrow funds from brokerage firms and banks. Borrowing for investment purposes is known as "leverage." The Fund, Portfolio Funds and Portfolio Accounts may also "leverage" by using options, swaps, forwards and other derivative instruments. Although leverage presents opportunities for increasing investment return, it has the effect of potentially increasing losses as well. Any event that adversely affects the value of an investment, either directly or indirectly, by the Fund, a Portfolio Fund or Portfolio Account could be magnified to the extent that leverage is employed. The cumulative effect of the use of leverage, directly or indirectly, in a market that moves adversely to the investments of the entity employing the leverage could result in a loss that would be greater than if leverage were not employed. The use of borrowings and Index Derivatives to leverage the Fund's investments will increase the volatility of the Fund's net asset value per share and will magnify the impact of losses on the Fund's investments. In addition, to the extent that the Fund, Portfolio Funds or Portfolio Accounts borrow funds, the rates at which they can borrow may affect the operating results of the Fund.

         In general, the anticipated use of short-term margin borrowings by the Fund, Portfolio Funds and Portfolio Accounts results in certain additional risks. For example, should the securities that are pledged to brokers to secure margin accounts decline in value, or should brokers from which the securities have been borrowed increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), then there could be a "margin call," pursuant to which additional funds would have to be deposited with the broker or the broker would effect a mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, it might not be possible to liquidate assets quickly enough to pay off the margin debt and this could result in mandatory liquidation of positions in a declining market at relatively low prices. For these reasons, the use of borrowings for investment purposes is considered a speculative investment practice.

         SHORT SELLING. Portfolio Managers may engage in short selling. Short selling involves selling securities that are not owned and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. Short selling allows an investor to profit from declines in market prices to the extent such declines exceed the transaction costs and the costs of borrowing the securities. A short sale creates the risk of an unlimited loss, as the price of the underlying securities could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. For these reasons, short selling is considered a speculative investment practice.

         Portfolio Funds and Portfolio Accounts may also effect short sales "against the box." These transactions involve selling short securities that are owned (or that a Portfolio Fund or Portfolio Account has the right to obtain). When a Portfolio Fund or Portfolio Account enters into a short sale against the box, it will set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. Portfolio Funds and Portfolio Accounts will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against the box.

GENERAL RISKS

         NON-DIVERSIFIED STATUS AND INDUSTRY CONCENTRATION. The Fund is a "non-diversified" investment company. Thus, there are no percentage limitations imposed by the Investment Company Act of 1940, as amended (the "Investment Company Act") on the percentage of the Fund's assets that may be invested in the securities of any one issuer. Also, there are no requirements that the investments of Portfolio Funds be diversified. The portfolio of the Fund may therefore be subject to greater risk than the portfolio of a similar fund that diversifies its investments. The Fund does intend to comply with the diversification requirements imposed by Section 851(b)(3) of the Internal Revenue Code of 1986, as amended (the "Code").

         Under these requirements, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's total assets must be invested in cash, U.S. Government Securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited (for purposes of this calculation) to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets may be invested in securities (other than U.S. Government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or one or more qualified publicly traded partnerships. For purposes of meeting these diversification requirements, the Fund will test the diversification of its assets in each of two ways: (i) each Portfolio Fund will be treated as a single issuer and each Portfolio Account's assets will be treated as if held directly by the Fund; and (ii) the Fund's proportionate share of the assets of each Portfolio Fund and Portfolio Account will be treated as if held directly by the Fund.

         In addition, the Fund does not invest 25% or more of the value of its total assets in the securities (other than U.S. Government securities) of issuers engaged in a single industry or group of related industries (but invests 25% or more of the value of its total assets in Portfolio Funds and Index Derivatives except during temporary periods of adverse market conditions affecting Portfolio Funds in which the Fund invests). Portfolio Funds generally are not subject to similar industry concentration restrictions on their investments and, in some cases, may invest 25% or more of the value of their total assets in a single industry or group of related industries. The Fund will not invest in a Portfolio Fund if, as a result of such investment, 25% or more of the value of the Fund's total assets would be invested in Portfolio Funds that have investment programs that focus on investing in one particular industry or particular group of related industries. Nevertheless, it is possible that, at any given time, the Portfolio Funds in which the Fund is invested will, in the aggregate, have investments in a single industry or group of related industries constituting 25% or more of the value of their combined total assets. For this reason, an investment in the Fund involves greater investment risk because there is a possibility that a significant portion of the Fund's assets may at some times be invested, indirectly through Portfolio Funds in which the Fund invests, in the securities of issuers engaged in similar businesses that are likely to be affected by the same market conditions and other industry-specific risk factors. Portfolio Funds are not generally required to provide current information regarding their investments to their investors (including the Fund). Although Rydex has entered into an agreement with PlusFunds Group Inc. ("PlusFunds") pursuant to which PlusFunds has agreed to provide information regarding the investments of certain Portfolio Funds, the Fund may nevertheless not be able to determine at any given time whether or the extent to which Portfolio Funds, in the aggregate, have invested 25% or more of their combined assets in any particular industry or group of related industries.

         Subject to these various limitations, the Fund's holdings of Index Derivatives may involve a limited number of positions with a limited number of counterparties. However, these positions may represent a significant portion of the Fund's assets or a significant portion of the Fund's overall investment exposure. The failure of a counterparty to an Index Derivative to settle its obligations could have a significant adverse effect on the value of the Fund's assets and on the Fund's investment performance.

         PERFORMANCE-BASED ALLOCATIONS. Each Portfolio Manager generally is entitled to receive performance-based allocations, expected to range from 15% to 25% of net profits, with respect to the Portfolio Fund or Portfolio Account that it manages. Performance-based allocations may create an incentive for Portfolio Managers to make investments that are riskier or more speculative than those that might have been made in the absence of such arrangements. In addition, because the performance-based allocations are generally calculated on a basis that includes both realized and unrealized appreciation, these allocations may be greater than if they were based solely on realized gains. See "Special Risks of Multi-Manager Structure."

         LIMITED LIQUIDITY. An investment in the Fund provides only limited liquidity because the Fund is a closed-end fund and shareholders do not have the right to redeem shares. Liquidity is provided only through share repurchase offers that will be made by the Fund from time to time. An investment in the Fund is therefore suitable only for investors who can bear the risks associated with the limited liquidity of shares and should be viewed as a long-term investment.

         The Fund believes that repurchase offers will generally be beneficial to the Fund's shareholders, and will generally be funded from available cash or sales of portfolio holdings. However, if the Fund borrows money to finance repurchases, interest on borrowings will negatively affect shareholders who do not tender their shares for repurchase by increasing the Fund's expenses and reducing the Fund's investment return. Payment for repurchased shares may require the Fund, and in turn the Portfolio Funds, to liquidate portfolio holdings earlier than they would otherwise liquidate these holdings, potentially resulting in losses, and may increase portfolio turnover. There can be no assurance that the Fund will have sufficient cash to repurchase shares. Repurchases of the Fund's shares will also reduce the number of outstanding shares and the Fund's net assets. A reduction in the Fund's net assets will tend to increase the Fund's expense ratio.

         Each repurchase offer will be made for a specified dollar amount of the Fund's outstanding shares. If a repurchase offer is oversubscribed by shareholders who tender shares, the Fund will repurchase only a pro rata portion of the shares tendered by each shareholder. In addition, a shareholder who tenders for repurchase only a portion of the shares it holds will be required to maintain a minimum balance of $15,000, as of the repurchase date. The Fund has the right to reduce the amount of shares to be repurchased from a shareholder so that the required minimum balance is maintained. The Fund expects to distribute cash to shareholders whose shares are repurchased.

          For these various reasons, an investment in shares of the Fund is suitable only for sophisticated investors. See "Repurchases of Shares."

         DEPENDENCE ON PLUSFUNDS AND OTHERS. The Fund and Rydex depend upon information and other services provided by PlusFunds and others under the terms of a licensing agreement. In addition, the licensing agreement provides the right for the Fund to invest in the Portfolio Funds that are the vehicles from which the performance of the Index is determined. The Fund's investment performance could be adversely affected if (i) the information provided by PlusFunds or others is inaccurate, (ii) if other services are not provided or are inadequate, (iii) if the Fund cannot invest in the Portfolio Funds that are the vehicles from which the performance of the Index is determined or (iv) if the licensing agreement is terminated.

         The Fund relies primarily on information provided by PlusFunds and others in valuing its investments in Portfolio Funds and determining the value of the Fund's shares. There is a risk that inaccurate valuations could adversely affect (i) investors who purchase shares of the Fund, (ii) investors whose shares are repurchased by the Fund or (iii) existing shareholders.

         S&P has granted a license to PlusFunds to use certain trademarks, including the trademark "SPhinX," as well as the right to utilize the Index in connection with the creation and operation of various investment vehicles such as the Fund and certain Portfolio Funds. PlusFunds has sub-licensed certain of these rights to Rydex. Under various circumstances, the license agreement between PlusFunds and S&P or the license agreement between Rydex and PlusFunds may be terminated. In the event of such termination, the Fund may be unable to continue to utilize such trademarks, may not be able to obtain necessary information regarding the Index and may be unable to invest in certain Portfolio Funds. This could adversely affect the operations of the Fund and make continued operation of the Fund impractical.

         CONFLICTS OF INTEREST. Rydex and its affiliates, as well as the Portfolio Managers and their respective affiliates, provide investment advisory and other services to clients other than the Fund and Portfolio Funds. In addition, investment professionals associated with Rydex and the Portfolio Managers may carry on investment activities for their own accounts and the accounts of family members (collectively, with other accounts managed by Rydex and its affiliates, "Other Accounts"). The Fund, Portfolio Funds and Portfolio Accounts have no interest in these activities. As a result of the foregoing, Rydex and the Portfolio Managers will be engaged in substantial activities other than on behalf of the Fund, Portfolio Funds and Portfolio Accounts, and may have differing economic interests in respect of such activities and may have conflicts of interest in allocating investment opportunities.

         There may be circumstances under which a Portfolio Manager will cause one or more Other Accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Portfolio Fund's or Portfolio Account's assets they commit to such investment. There also may be circumstances under which a Portfolio Manager purchases or sells an investment for its Other Accounts and does not purchase or sell the same investment for a Portfolio Fund or Portfolio Account, or purchases or sells an investment for a Portfolio Fund or Portfolio Account and does not purchase or sell the same investment for one or more Other Accounts. However, it is generally the policy of the Portfolio Managers that investment decisions for all accounts they manage be made based on a consideration of their respective investment objectives and policies, and other needs and requirements affecting the accounts and that investment transactions and opportunities be fairly allocated among Portfolio Funds, Portfolio Accounts and Other Accounts.

         Portfolio Managers and their affiliates may have interests in Other Accounts which differ from their interests in Portfolio Funds and Portfolio Accounts and may manage such accounts on terms that are more favorable to them than the terms on which they manage Portfolio Funds or Portfolio Accounts. In addition, Portfolio Managers may charge fees to Other Accounts and be entitled to receive performance-based incentive fees or allocations from Other Accounts that are lower than the fees and performance-based incentive allocations to which Portfolio Funds and Portfolio Accounts are subject.

SPECIAL RISKS OF MULTI-MANAGER STRUCTURE

         Portfolio Funds generally will not be registered as investment companies under the Investment Company Act. Thus, the Fund will not have the benefit of various protections afforded by the Investment Company Act with respect to its investments in Portfolio Funds. For example, registered investment companies are subject to various custody and safekeeping provisions designed to protect the companies' assets. Portfolio Funds are not subject to these or other investor protection provisions of the Investment Company Act and investments in Portfolio Funds may therefore be subject to greater risk of loss. Although Rydex expects to receive certain information regarding the investment performance of Portfolio Funds on a regular basis, Rydex may have little or no means of independently verifying this information. A Portfolio Manager may use proprietary investment strategies that are not fully disclosed, which may involve risks under some market conditions that are not anticipated. In addition, certain Portfolio Managers will not be registered as investment advisers under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), in reliance on certain exemptions from registration. In such cases, Portfolio Managers will not be subject to various disclosure requirements and rules that would apply to registered investment advisers.

         By investing in Portfolio Funds and Portfolio Accounts indirectly through the Fund, investors bear asset-based fees at the Fund level and indirectly bear asset-based fees and performance-based allocations at the Portfolio Fund or Portfolio Account level. Similarly, investors bear a proportionate share of the other operating expenses of the Fund (including administrative expenses) and indirectly bear similar expenses of Portfolio Funds and Portfolio Accounts. An investor who meets the conditions imposed by the Portfolio Managers, including investment minimums that may be considerably higher than the $25,000 minimum initial investment requirement imposed by the Fund, could invest directly with the Portfolio Managers, thereby avoiding the additional fees and expenses of the Fund.

         Each Portfolio Manager will receive any performance-based allocation to which it is entitled irrespective of the investment performance of other Portfolio Managers or the investment performance of the Fund generally. Thus, a Portfolio Manager with positive investment performance will receive this allocation from the applicable Portfolio Fund or Portfolio Account (and indirectly from the Fund and its shareholders) even if the Fund's overall investment return is negative. Investment decisions of the Portfolio Managers are made independently of each other. As a result, at any particular time, one Portfolio Manager may be purchasing shares of an issuer for a Portfolio Fund or Portfolio Account whose shares are being sold by another Portfolio Manager for another Portfolio Fund or Portfolio Account. In such situations, the Fund would indirectly be incurring transaction costs without accomplishing any net investment result.

         Because the Fund may make additional investments in or effect withdrawals from Portfolio Funds only at certain times and subject to limitations set forth in the governing documents of the Portfolio Funds, the Fund from time to time: may have to invest a greater portion of its assets temporarily in money market securities than it otherwise might wish to invest in order to maintain necessary liquidity to repurchase shares; may have to borrow money to repurchase shares; and may not be able to withdraw its investment in a Portfolio Fund promptly after it has made a decision to do so. This may adversely affect the Fund's investment return or increase the Fund's expenses. In particular, to the extent the Fund invests its assets in money market securities, those assets will not be available for investment in other opportunities, including Portfolio Funds, Index Derivatives and Portfolio Accounts.

         Portfolio Funds may be permitted to redeem their interests in-kind. Thus, upon the Fund's withdrawal of all or a portion of its interest in a Portfolio Fund, the Fund may receive securities that are illiquid or difficult to value. In these circumstances, Rydex would seek to dispose of the securities received by the Fund in a manner that is in the Fund's best interest.

         The Fund may agree to indemnify certain of the Portfolio Funds and, subject to certain limitations imposed by the Investment Company Act, certain Portfolio Managers from liability, damage, cost or expense arising out of, among other things, certain acts or omissions.

         PORTFOLIO ACCOUNT ALLOCATIONS. The Fund may allocate its assets to a Portfolio Manager by retaining the Portfolio Manager to manage a Portfolio Account for the Fund, rather than by investing in a Portfolio Fund. Portfolio Accounts can expose the Fund to theoretically unlimited liability, and it is possible, given the leverage at which certain of the Portfolio Managers will trade, that the Fund could lose more in a Portfolio Account that is managed by a particular Portfolio Manager than the Fund has allocated to the Portfolio Manager to invest. This risk may be avoided if, instead of retaining a Portfolio Manager to manage a separate account comprised of a designated portion of the Fund's assets, the Fund creates a separate investment vehicle for which a Portfolio Manager will serve as general partner and in which the Fund will be the sole limited partner. Use of this structure, however, involves various expenses, and there is no requirement that separate investment vehicles be created for Portfolio Accounts.

         CALCULATION OF NET ASSET VALUE. The Fund will have little ability to assess the accuracy of the valuations of its investments in Portfolio Funds that are received from PlusFunds or from a Portfolio Fund or its administrator. There are no market quotations available to use in valuing the Fund's investments in Portfolio Funds. As a result, these investments will be valued at their fair values as determined in accordance with procedures adopted in good faith by the Board of Trustees (the "Board"). These valuations may not in all cases accurately reflect the values of the Fund's investments in Portfolio Funds. Such inaccuracies may adversely affect the Fund or investors who purchase shares of the Fund or have their shares repurchased.

         The net asset value at which shares of the Fund are sold to investors and repurchased by the Fund is based upon the value of the Fund's interests in Portfolio Funds and the value of its other assets less liabilities and accrued expenses, determined as of the date shares are issued or the date as of which shares tendered for repurchase are valued (a "Valuation Date"). Generally, the Fund will rely on net asset values reported by the Portfolio Funds or their administrators as of those dates. Subsequent to the Valuation Date, adjustments may be made by a Portfolio Fund or its administrator to the net asset value of a Portfolio Fund to correct valuation, accounting or other errors. The Fund will adjust the number of shares of the Fund issued to or repurchased from any particular shareholder in the event that a more accurate valuation becomes available prior to the end of the month in which the shares are issued or the month following the month in which shares are repurchased by the Fund. A previously determined net asset value per share of the Fund will not be modified as a result of adjustments in the net asset values of Portfolio Funds that are subsequently made. As a result, the prices at which the Fund issues or repurchases shares may not always reflect accurately the value of the Fund's assets. This could result in investors paying too much upon the purchase of shares or receiving too little upon repurchase of their shares. This could also adversely affect existing shareholders of the Fund if shares are issued at too low a price or repurchased at too high a price. See "Calculation of Net Asset Value."

         Certain securities in which Portfolio Funds or Portfolio Accounts invest may not have readily ascertainable market prices. Securities held by Portfolio Funds will nevertheless generally be valued by PlusFunds or the Portfolio Managers, which valuations will be conclusive with respect to the Fund, even though there generally will be a conflict of interest in valuing such securities because the values given to the securities will affect the compensation of PlusFunds or the Portfolio Managers. Any such securities held by a Portfolio Account will be valued at their "fair value" as determined in good faith in accordance with procedures adopted in good faith by the Board.

                                USE OF PROCEEDS

         Proceeds from the sale of shares, net of the Fund's organization costs, offering costs and ongoing fees and expenses, are invested in the Fund's investment program and objective as soon as practicable after the receipt of such proceeds by the Fund.

                 INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

THE FUND'S OBJECTIVE

         The Fund's investment objective is to seek investment returns that correspond to 150% of the performance of the Index (before Fund expenses). No assurance can be given that the Fund will achieve its investment objective. There is no guarantee that Rydex will be able to obtain the degree of leverage for the Fund necessary to achieve the Fund's investment objective. This may be due to insufficient Fund assets, lack of qualified counterparties, unfavorable market conditions, or lack of cost-effective means of securing leverage.

         The Fund's investment objective is fundamental and may not be changed without the approval of its shareholders. However, except as otherwise stated in this prospectus or in the

SAI, the investment policies and restrictions of the Fund are not fundamental and may be changed by the Board. The Fund's fundamental investment policies are listed in the SAI. Its principal investment policies and strategies are discussed below. The Fund may change any investment policy and strategy that is not fundamental if the Board believes doing so would be consistent with the Fund's investment objective.

THE FUND'S INVESTMENT PROGRAM

         The Fund pursues its investment objective by investing its assets primarily: (i) in Portfolio Funds that are managed by the Portfolio Managers selected by S&P for inclusion in the Index; and (ii) in Index Derivatives. Although the constituents of the Index are selected for inclusion in the Index by S&P, Rydex as the Fund's investment adviser, is responsible for determining the investments of the Fund, including the Portfolio Funds and Index Derivatives in which the Fund invests and the portion of the Fund's assets allocated to each Portfolio Manager. Portfolio Funds in which the Fund invests may take different legal forms, including private investment limited partnerships, joint ventures, investment companies and similar investment vehicles.

         To the extent feasible, Rydex intends to implement the Fund's investment program by investing the Fund's assets in Portfolio Funds that are managed by the Portfolio Managers selected by S&P for inclusion in the Index, and which are the actual constituents of the Index. These Portfolio Funds are specially designed to facilitate tracking the Index and enable investment in multiple Portfolio Funds through investment in a single investment vehicle. However, assets of the Fund may be invested in other Portfolio Funds managed by the Portfolio Managers and will be invested in Index Derivatives to the extent Rydex deems such investments to be consistent with the Fund's investment objective and as may be appropriate to meet applicable regulatory or tax requirements. In addition, the Fund may retain one or more Portfolio Managers to manage Portfolio Accounts. The Fund normally invests at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in Portfolio Funds that are managed by the Portfolio Managers and Index Derivatives.

         Portfolio Funds generally are not required to register under the Investment Company Act because they do not publicly offer their securities and are restricted as to either the number of investors permitted to invest in the fund or as to the qualifications of persons eligible to invest in the fund. The typical Portfolio Fund has greater investment flexibility than traditional investment funds (such as mutual funds and most registered investment companies) as to the types of securities it may own, the types of trading strategies it may employ and, in many cases, the amount of leverage it may use.

         Portfolio Managers may invest and trade in a wide range of instruments and markets, including, but not limited to, U.S. and foreign equities and equity-related instruments, currencies, financial and commodities futures, and fixed-income and other debt-related instruments. Portfolio Managers generally are not limited as to the markets or market sectors in which they may invest, the investment disciplines that they may employ or the market capitalization of the companies in which they invest.

         During periods of adverse market conditions in the securities markets, one or more Portfolio Managers may temporarily invest all or any portion of the assets they manage in high quality fixed-income securities, money market instruments or shares of money market funds, or may hold assets as cash. At any time, the Fund may invest directly in money market instruments or shares of money market funds, or hold cash, for liquidity purposes.

         The Fund will limit its investment position in any one Portfolio Fund to less than 5% of the Portfolio Fund's outstanding voting securities, absent an order of the Securities and Exchange Commission (the "SEC") (or assurances from the SEC staff) under which the Fund's contribution and withdrawal of capital from a Portfolio Fund in which it holds 5% or more of the outstanding interests will not be subject to various Investment Company Act prohibitions on affiliated transactions. The Fund also may not be required to adhere to this 5% investment limitation to the extent that it can rely on certain regulatory exemptions from the prohibitions on affiliated transactions. The 5% limitation will not apply if the Fund purchases non-voting securities of a Portfolio Fund. The Fund will not purchase voting or non-voting securities of a Portfolio Fund if, as a result, it would own 25% or more of the Portfolio Fund's outstanding securities.

         Portfolio Managers generally invest primarily in securities and other investments that are marketable. However, certain Portfolio Managers may also invest a portion of the assets of Portfolio Funds in privately placed securities and other investments that are illiquid. Interests in the Portfolio Funds are not marketable and only have limited liquidity.

         The retention of a Portfolio Manager to manage a Portfolio Account is subject to the approval of the Board, including a majority of the persons comprising the Board (the "Trustees") who are not "interested persons," as defined by the Investment Company Act, of the Fund or the Portfolio Manager (the "Independent Trustees"). The retention of a Portfolio Manager will in such cases also be subject to approval by shareholders, unless the Fund seeks and obtains an order of the SEC exempting the Fund from this requirement. The Fund may seek to obtain an SEC order exempting it from the shareholder approval requirement. However, no assurance can be given that such an order will be issued. The Fund's participation in any Portfolio Account arrangement will be subject to the requirement that the Portfolio Manager be registered as an investment adviser under the Advisers Act, and the Fund's contractual arrangements with the Portfolio Manager will be subject to the requirements of the Investment Company Act applicable to investment advisory contracts.

         In managing Portfolio Funds, Portfolio Managers are not subject to the Fund's investment policies and restrictions or the various limitations and prohibitions applicable to the activities of investment companies registered under the Investment Company Act (such as the Fund). THIS INVOLVES VARIOUS RISKS, INCLUDING THOSE ASSOCIATED WITH THE FACT THAT PORTFOLIO FUNDS ARE NOT GENERALLY SUBJECT TO ANY REQUIREMENTS THAT THEY DIVERSIFY THEIR INVESTMENTS OR LIMIT THEIR INVESTMENTS IN THE SECURITIES OF ISSUERS ENGAGED IN A SINGLE INDUSTRY OR GROUP OF RELATED INDUSTRIES. SEE "RISK FACTORS--GENERAL RISKS-NON-DIVERSIFIED STATUS AND INDUSTRY CONCENTRATION." However, the Fund's investment policies and restrictions, and limitations and prohibitions on investments imposed by the Investment Company Act, will apply to Portfolio Accounts.

THE STANDARD & POOR'S EQUITY LONG/SHORT INDEX

         The Index is an investable benchmark that, in the opinion of S&P, is designed to be broadly representative of the investment performance of hedge funds that pursue equity long/short investment strategies. The managers of these funds generally rely primarily on fundamentally driven research for long and short equity selection, and seek profits from both long and short investment positions. Although the Fund's investment objective is to seek investment returns that correspond to 150% of the performance of the Index (before Fund expenses), an investment in the Fund is not an investment in the Index, and there can be no assurance that the performance of the Fund will closely correlate with the performance of the Index.

         The Index currently has 24 constituents and is divided into two regional sub-indices: one including Portfolio Managers with a U.S. focus and one including Portfolio Managers with a Global-Ex-U.S. focus. Each sub-index currently reflects the investment performance of 12 Portfolio Managers. The Index is designed to achieve a high degree of representation of the global equity long/short funds universe. Each of the constituents in the Index is equally weighted.

         Portfolio Managers pursuing equity long/short strategies employ stock-specific investment strategies that generally have net exposure to the equity market. Net exposure is defined as the excess of long market exposure less short market exposure, and reflects the total amount of equity market risk contained in a Portfolio Manager's portfolio. Equity long/short focuses on fundamental stock selection, both long and short, generally with a long market bias. Equity long/short is an investment strategy that is designed to deliver equity-like returns derived from fundamental stock selection and investment exposure to the stock market. Portfolio Managers employing equity long/short strategies may use leverage.

         Equity long/short Portfolio Managers often pay particular attention to their net exposure profile. Some Portfolio Managers strictly limit their net exposure to a narrow range and rely primarily on their ability to identify mispricings in individual stocks to generate returns. Other equity long/short Portfolio Managers are more opportunistic in their approach to net exposure. These Portfolio Managers seek to increase their net exposure when they expect a rising equity market and reduce their net exposure when they expect a declining market.

         Equity long/short Portfolio Managers may rely upon specific regional or industry expertise to identify investment opportunities. Industry focused Portfolio Managers may, for example, focus on specific industry sectors such as technology, health care or finance. The geographic focus of Portfolio Managers may be as broad as global, U.S., Europe or Asia, or as narrow as a specific country such as Japan. Additionally, equity long/short Portfolio Managers may be value oriented, growth oriented or opportunistic.

         The performance of the Index reflects the investment returns of accounts managed by hedge fund managers selected by S&P. These accounts are separate entities from other funds managed by the included managers. Performance of the accounts included in the Index is computed net of all fees and expenses of the accounts, including management and administrative fees and performance-based incentive compensation payable to the managers of those accounts.

         S&P has absolute discretion to modify any and all constituents of the Index. Because the Index is intended to be a benchmark and is not managed by S&P to achieve superior investment returns, poor investment performance by a particular hedge fund manager in and of itself would not result in elimination of that manager from the Index.

         Generally, the Index is scheduled to be rebalanced in January of each year, but may be rebalanced more often as managers are added or removed. Additions to, or deletions from, the Index are determined by S&P and incorporated into the Index after the finalization process (typically several weeks after the end of the month in which the change is made) (each, a "Rebalancing Period"). Additions and deletions are expected to be announced at least one month prior to the start of each Rebalancing Period. Managers may be added or removed from the Index at the sole discretion of S&P, and S&P retains the right to remove a manager between Rebalancing Periods if deemed necessary to address what it determines are extraordinary circumstances. Changes made in the composition of the Index will be publicly announced by S&P, and the Fund will not have advance access to such announcements. S&P reserves the right to restate past results of the Index should it be deemed necessary.

         The criteria established by S&P for the selection of managers to be included in the Index are designed to screen out hedge fund managers who do not conform to their intended strategies, have untested strategies, have unsatisfactory operational or compliance issues, or do not meet the other criteria established by S&P. It is important to note that S&P's decision to include a particular hedge fund manager as one of the constituents of the Index does not reflect an endorsement by S&P or anyone else as to the merits of that hedge fund manager or its investment program.

         The Fund is not sponsored, endorsed, sold or promoted by S&P, which is a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track the performance of hedge funds. S&P's only relationship to Rydex is the licensing of certain trademarks and trade names of S&P and of the Index, which is determined, composed and calculated by S&P without regard to Rydex or the Fund. S&P has no obligation to take the needs of Rydex or the shareholders of the Fund into consideration in determining, composing or calculating the Index. S&P is not responsible for and has not participated in the determination of the timing of issuance of shares of the Fund, the prices at which shares of the Fund are issued or the quantities of shares of the Fund to be issued or in the determination or calculation of the net asset value of the Fund. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

         S&P does not guarantee the accuracy or the completeness of the Index or any data included therein and S&P has no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by Rydex, the Fund, investors in the Fund or any other person or entity form the use of the Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

         Appendix B contains past performance and statistical information regarding the Index. S&P commenced calculation of the Index on April 1, 2004. THIS PERFORMANCE AND STATISTICAL INFORMATION DOES NOT REPRESENT THE INVESTMENT PERFORMANCE OF THE FUND. The information is provided to illustrate the combined historic investment results obtained by the constituents of the Index and should not be viewed as indicative of the future investment performance of the Index or the Fund. Prospective investors should carefully read the notes accompanying the investment performance charts in Appendix B. PAST PERFORMANCE OF THE INDEX OR ITS CONSTITUENTS DOES NOT GUARANTEE FUTURE RESULTS OF THE INDEX OR THE FUND.

BORROWING; USE OF LEVERAGE

         The Fund is authorized to borrow money for investment purposes (including to facilitate its ability to provide investment returns that correspond to 150% of the return of the Index, before Fund expenses), to meet repurchase requests and for cash management purposes. Portfolio Funds generally are also permitted to borrow money for investment, liquidity and cash management purposes. The use of borrowings for investment purposes involves a high degree of risk. The investment programs of certain Portfolio Managers may make extensive use of leverage. See "Risk Factors--Leverage; Borrowing."

         The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness (the "Asset Coverage Requirement"). This means that the value of the Fund's total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). These limits do not apply to the Portfolio Funds and, therefore, the Fund's portfolio may be exposed to the risk of highly leveraged investment programs of certain Portfolio Managers. The determination of compliance with the Asset Coverage Requirement as applicable to the Fund will take into account any borrowings by Portfolio Accounts, as well as to other transactions by Portfolio Accounts that can be deemed to result in the creation of "senior securities." Generally, in conjunction with investment positions of the Fund and Portfolio Accounts that are deemed to constitute senior securities, the Fund must: (i) observe the Asset Coverage Requirement; (ii) maintain daily a segregated account in cash or liquid securities at such a level that the amount segregated plus any amounts pledged to a broker as collateral will equal the current value of the position; or (iii) otherwise cover the investment position with offsetting portfolio securities. Segregation of assets or covering investment positions with offsetting portfolio securities may limit a Portfolio Account's ability to otherwise invest those assets or dispose of those securities. See "Risk Factors--Leverage; Interest Rates; Margin."

SHORT SELLING

         Portfolio Funds and Portfolio Accounts may sell securities short. To effect a short sale, a Portfolio Fund or Portfolio Account borrows the security being sold short from a brokerage firm, or other permissible financial intermediary, and makes delivery of that security to the buyer. The Portfolio Fund or Portfolio Account then is obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. The price of the security at that time may be more or less than the price at which the security was sold short by the Portfolio Fund or Portfolio Account, which would result in a loss or gain, respectively. The use of short sales is a speculative practice and involves significant risks. See "Risk Factors--Short Selling."

DERIVATIVES

         Portfolio Funds and Portfolio Accounts may use financial instruments, known as derivatives to facilitate implementation of their investment programs. These instruments may be used for hedging portfolio risk and for non-hedging purposes. Examples of derivatives include stock options, index options, swaps, futures contracts, forward contracts and options on futures. The Fund may use Index Derivatives to facilitate its ability to provide investment returns that have the desired degree of correlation with the Index or specified components of the Index. These financial instruments will generally be structured as swaps, options or notes.

         Transactions in derivatives by Portfolio Funds and Portfolio Accounts may be more efficient and less costly than entering into the actual individual long and short positions in securities. Portfolio Funds and Portfolio Accounts are authorized to use any combination of derivatives in a variety of ways in pursuing their investment objectives. From time to time, new derivatives instruments are developed and offered in the marketplace. Portfolio Funds and Portfolio Accounts are authorized to utilize any such new instruments in pursuing their investment objectives. Transactions in derivatives, including Index Derivatives, involve risks. See "Risk Factors--Derivatives."

         The Fund has claimed an exclusion from the definition of the term commodity pool operator ("CPO") pursuant to Rule 4.5 under the CEA. Therefore, the Fund is not subject to registration or regulation as a CPO under the CEA.

SHORT-TERM AND DEFENSIVE INVESTMENTS

         The Fund invests its cash reserves in high quality short-term investments. These investments may include money market instruments and other short-term debt obligations, shares of money market mutual funds, and repurchase agreements with banks, brokers and dealers. During periods of adverse market or economic conditions, the Fund may temporarily invest all or a significant portion of its assets in these securities or hold cash. This could prevent the Fund from achieving its investment objective. Repurchase agreements involve certain risks that are described in the SAI.

                             MANAGEMENT OF THE FUND

GENERAL

         The Fund's Board provides broad oversight over the operations and affairs of the Fund. A majority of the Board is comprised of Independent Trustees.

         Rydex Capital Partners I, LLC ("Rydex") serves as the Fund's investment adviser. Rydex is a Delaware limited liability company and is registered as an investment adviser under the Advisers Act. Its address is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The managing member of Rydex is Rydex Partners I, LLC, a Delaware limited liability company which in turn is wholly owned by PADCO Advisors II, Inc., a Maryland corporation that is a registered investment adviser. Rydex Distributors, Inc. (the "Distributor") is the distributor of the Fund's shares.

         Rydex is affiliated with PADCO Advisors, Inc. and PADCO Advisors II, Inc., which conduct their businesses under the name Rydex Investments. Rydex Investments is the sponsor of an innovative mutual fund family with flexible investment products designed for a variety of market conditions.

         Pursuant to an investment advisory agreement with the Fund (the "Investment Advisory Agreement"), Rydex is responsible for developing, implementing and supervising the Fund's investment program and providing day-to-day investment management services to the Fund.

         In consideration of the investment advisory services provided by Rydex, the Fund pays Rydex a fee (the "Advisory Fee") calculated and paid monthly in arrears at the annual rate of [___]% of the value of the Fund's net assets, determined as of the beginning of each month. The Advisory Fee is in addition to the fees and expenses borne by the Fund as an investor in Portfolio Funds.

         Rydex has entered into a licensing agreement with PlusFunds to obtain the right to offer shares of a registered investment company that pursues an investment program that seeks to be correlated with the Index and to obtain information and assistance from PlusFunds to facilitate the operations of the Fund. Fees payable to PlusFunds under this agreement are paid by Rydex and not by the Fund.

PORTFOLIO MANAGEMENT TEAM

         A team of investment professionals at Rydex is responsible for the day-to-day management of the Fund's portfolio. This team is supervised by Michael P. Byrum, CFA.

         MICHAEL P. BYRUM, CFA, President of Rydex Capital Partners I, LLC. Mr. Byrum was named Chief Operating Officer of Rydex Investments in 2003 and has served as Chief Investment Officer of Rydex Investments since 2000. He has been associated with Rydex and its affiliates since 1993 and during this time, has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio. The SAI provides additional information about Mr. Byrum's basis of compensation, other accounts managed by Mr. Byrum and Mr. Byrum's ownership of securities of the Fund.

ADMINISTRATIVE SERVICES

         Under the terms of an Administration Agreement with the Fund, Rydex provides certain administrative services to the Fund, including, among others: fund accounting; providing office space and other support services and personnel as necessary to provide such services to the Fund; supervising the entities retained by the Fund to provide accounting services, investor services and custody services; preparing or assisting in the preparation of various reports, communications and regulatory filings of the Fund; assisting in the review of investor applications; monitoring the Fund's compliance with Federal and state regulatory requirements; coordinating and organizing meetings of the Board and meetings of shareholders; and maintaining and preserving certain books and records of the Fund. In consideration of these services, the Fund pays Rydex a fee calculated and paid monthly in arrears at the annual rate of [___]% of the value of the Fund's net assets, determined as of the beginning of each month (the "Administration Fee"). Rydex has, at its own expense, retained [_______] to provide certain of these services.

TRANSFER AGENT SERVICES

         [_______] (the "Transfer Agent") serves as the Fund's transfer agent. The principal business address of the Transfer Agent is [ADDRESS].

CUSTODIAN

         [_______] (the "Custodian") serves as the custodian of the Fund's assets, and may maintain custody of the Fund's assets with domestic and foreign subcustodians and securities depositories) approved by the Board. The principal business address of the Custodian is [ADDRESS].

FUND EXPENSES

         The Fund bears various expenses associated with its operations, including, but not limited to: the Advisory Fee, the Administration Fee; any taxes; investment-related expenses incurred by the Fund (e.g., fees and expenses charged by Portfolio Managers and Portfolio Funds, and costs associated with organizing and operating Portfolio Accounts); fees and expenses for transfer agent and custody services; the fees and expenses of the Fund's independent auditors and legal counsel; costs associated with the registration of the Fund, including the costs of compliance with Federal and state laws; costs and expenses of holding meetings of the Board and meetings of shareholders, including costs associated with preparation and dissemination of proxy materials; the costs of a fidelity bond and any liability insurance obtained on behalf of the Fund or the Board; and such other expenses as may be approved by the Board.

         The Fund indirectly bears additional fees and expenses as an investor in Portfolio Funds. Each Portfolio Manager generally receives a management fee and a performance allocation with respect to the assets of Portfolio Funds that it manages. The amount of these fees and allocations varies among Portfolio Managers, but the management fees are generally expected to be between 1%-2.5%, on an annual basis, of the total assets managed by a Portfolio Manager, and the performance allocations are generally expected to be between 15%-25% of the net capital appreciation (if any) in the assets managed by a Portfolio Manager. If the Fund retains a Portfolio Manager to manage a Portfolio Account, a management fee and performance fee or allocation would generally be payable to the Portfolio Manager. In such cases, the management fees and performance allocations are expected to be similar to, but could be higher than, those described above. Any such Portfolio Account related advisory arrangements will be subject to the approval of the Board and shareholders of the Fund.

         Rydex has contractually agreed to waive its fees or to pay or absorb the ordinary operating expenses of the Fund to the extent necessary to limit the ordinary operating expenses of the Fund (but excluding interest expense, brokerage commissions, indirect fees associated with the Fund's investment in Portfolio Funds and extraordinary expenses) to not more than [___]% per annum of the average monthly net assets of the Fund (the "Expense Limitation"). The Expense Limitation may not be modified or eliminated except with the approval of the Board. Repurchase fees, if any, received by the Fund in connection with repurchases of shares will be deemed to offset Fund expenses for purposes of the Expense Limitation. Thus, the Fund's ordinary operating expenses may exceed the Expense Limitation by an amount equal to the amount of repurchase fees the Fund receives. To the extent not borne by Rydex as a result of the Expense Limitation, the Fund will bear organizational expenses, which are estimated at $[___]. The Fund will also bear initial and ongoing offering expenses, not to exceed $[___], in connection with the initial offering of shares.

                               REPURCHASE OFFERS

NO RIGHT OF REDEMPTION

         No shareholder or other person holding shares of the Fund acquired from a shareholder has the right to require the Fund to redeem those shares or any portion thereof. There is no public market for shares, and none is expected to develop. Liquidity is provided to shareholders only through limited repurchase offers that will be made by the Fund from time to time, and shareholders may not be able to liquidate their investment other than as a result of repurchases of shares by the Fund, as described below. An investment in the Fund is therefore suitable only for investors who can bear the risks associated with the limited liquidity of shares and should be viewed as a long-term investment.

REPURCHASE OFFERS

         The Fund from time to time will offer to repurchase its outstanding shares pursuant to written tenders by shareholders. Repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, and generally will be offers to repurchase a specified dollar amount of the Fund's outstanding shares. A repurchase fee equal to [___]% of the value of shares repurchased by the Fund will apply if the date as of which the shares are valued for purposes of repurchase is less than one year following the date of the investor's purchase of the shares (for this purpose, the first shares purchased by an investor will be deemed to be the first shares sold by the investor (i.e., the identity of the shares sold will be determined on a first-in, first-out basis)). The repurchase fee is payable to the Fund and, if applicable, deducted before payment of the proceeds of the repurchase to the investor. No repurchase fee is charged on the repurchase of shares acquired through the reinvestment of dividends or other distributions.

         In determining whether and when the Fund should repurchase shares, the Board will consider various factors, including the recommendations of Rydex. Rydex expects that it will recommend to the Board that the Fund offer to repurchase shares four times each year, as of the last Business Day of March, June, September and December. A "Business Day" is a day on which the New York Stock Exchange is open for business (a "Business Day"). The Fund's Declaration of Trust provides that the Fund will be dissolved if the shares of any investor that has submitted a written request for repurchase of its shares have not been repurchased by the Fund within a period of two years after the investor's request; provided, however, that dissolution will not be required if the Fund is unable to repurchase an investor's shares as a result of regulatory restrictions. The Board also will consider the following factors, among others, in making its determination:

          o whether any shareholders have requested the repurchase of shares by the Fund;

          o    the liquidity of the Fund's assets;

          o the investment plans and working capital requirements of the Fund;

          o the relative economies of scale with respect to the size of the Fund;

          o    the history of the Fund in repurchasing shares;

          o    the economic condition of the securities markets; and

          o the anticipated tax consequences of any proposed repurchases of shares.

         The Board will determine that the Fund repurchase shares from investors only on terms the Board determines to be fair to the Fund and its shareholders. When the Board determines that the Fund will make a repurchase offer, notice of that offer will be provided to each shareholder describing the terms of the offer, and containing information that shareholders should consider in deciding whether to tender their shares for repurchase. Shareholders who are deciding whether to tender their shares during the period that a repurchase offer is open may obtain information regarding the estimated net asset value of their shares from the Transfer Agent during the period the offer remains open.

         The repurchase of shares by the Fund will be a taxable event to shareholders. For a discussion of these tax consequences, see "Taxes" and also "Tax Aspects" in the SAI.

REPURCHASE PROCEDURES

         Due to liquidity restraints associated with the Fund's investments in Portfolio Funds and the fact that the Fund may have to effect withdrawals from those funds to pay for shares being repurchased, it is presently expected that, under the procedures applicable to repurchase offers: shares will be valued for purposes of determining their repurchase price as of a date approximately 65 days after the date by which shareholders must submit a repurchase request (the "Net Asset Value Determination Date"); the Fund will generally pay 90% of the net asset value of the shares repurchased within approximately 35 days after the Net Asset Value Determination Date; and the balance due will be paid within approximately 45 days after the Net Asset Value Determination Date. The amount that an investor may expect to receive on the repurchase of shares will be the net asset value of the shares being repurchased determined as of the Net Asset Value Determination Date, less the repurchase fee, if applicable. Payments made in connection with repurchases of shares are not adjusted after payment is made. See "Risk Factors - Special Risks of Multi-Manager Structure - Calculation of Net Asset Value."

         Under these procedures, investors will have to decide whether to tender their shares for repurchase without the benefit of having current information regarding the value of shares as of a date proximate to the Net Asset Value Determination Date. The value of shares will change between the date by which an investor must decide whether to tender its shares for repurchase and the Net Asset Value Determination Date. In addition, there will be a substantial period of time between the date as of which shareholders must tender their shares and the date they can expect to receive payment for those shares from the Fund. However, promptly after the expiration of a repurchase offer, shareholders whose shares are accepted by the Fund for repurchase will be given non-interest bearing, non-transferable promissory notes by the Fund representing the Fund's obligation to pay for repurchased shares. Payments for repurchased shares may be delayed under circumstances where the Fund has determined to redeem its interests in Portfolio Funds to make such payments, but has experienced delays in receiving payments from the Portfolio Funds. The method by which the Fund calculates its net asset value per share is discussed below under the caption "Calculation of Net Asset Value."

         A shareholder who tenders for repurchase only a portion of its shares will be required to maintain a minimum balance of $15,000 of shares, as of the net asset value determination date. The Fund has the right to reduce the amount of shares tendered for repurchase by a shareholder so that the required minimum balance is maintained. The minimum account balance requirement will be waived in any situation where such waiver is required by applicable law. If a repurchase offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of the shares tendered by each shareholder.

         Repurchases of shares by the Fund are subject to certain regulatory requirements imposed by SEC rules. The procedures applicable to repurchases of shares as described above may be amended by the Board in order to comply with applicable regulatory requirements.

         The Fund may cancel an offer to repurchase shares (an "Offer"), amend the Offer or postpone the acceptance of tenders made pursuant to the Offer if:
(a) the Fund would not be able to liquidate portfolio securities in a manner that is orderly and consistent with the Fund's investment objective and policies in order to purchase shares tendered pursuant to the Offer; (b) there is, in the judgment of the Board, any (i) legal action or proceeding instituted or threatened challenging the Offer or otherwise materially adversely affecting the Fund, (ii) declaration of a banking moratorium by federal or state authorities or any suspension of payment by banks in the United States or the States of Maryland or Maine that is material to the Fund, (iii) limitation imposed by federal or state authorities on the extension of credit by lending institutions,
(iv) suspension of trading on any organized exchange or over-the-counter market where the Fund has a material investment, (v) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the United States that is material to the Fund,

(vi) material decrease in the net asset value of the Fund from the net asset value of the Fund as of commencement of the Offer, or (vii) other event or condition that would have a material adverse effect on the Fund or its investors if shares tendered pursuant to the Offer were purchased; or (c) the Board determines that it is not in the best interest of the Fund to purchase shares pursuant to the Offer. However, there can be no assurance that the Fund will exercise its right to extend, amend or cancel the Offer or to postpone acceptance of tenders pursuant to the Offer.

         The Fund is permitted to borrow money to meet repurchase requests. Borrowing by the Fund involves certain risks for shareholders. See "Risk Factors--Leverage; Interest Rates; Margin."

MANDATORY REDEMPTION BY THE FUND

         The Fund may redeem the shares of any shareholder or any person acquiring shares of the Fund from or through a shareholder under certain circumstances, including if: ownership of the shares by the shareholder or other person will cause the Fund to be in violation of certain laws; continued ownership of the shares may adversely affect the Fund; any of the representations and warranties made by a shareholder in connection with the acquisition of the shares was not true when made or has ceased to be true; or it would be in the best interests of the Fund to repurchase the shares or a portion thereof. A shareholder whose shares are redeemed by the Fund will not be entitled to a refund of any amount of sales load paid in connection with the purchase of those shares.

                         CALCULATION OF NET ASSET VALUE

         The Fund currently computes its net asset value twice monthly as of the close of regular trading (generally 4:00 p.m. New York time) on each of the last two Business Days of the month. The Fund may determine to compute its net asset value more frequently than monthly. Securities owned by the Fund and for which market quotations are available will be valued at current market prices. If reliable market prices are unavailable, securities will be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

         The Board has approved procedures pursuant to which the Fund will value its investments in Portfolio Funds at fair value. In accordance with these procedures, fair value of these investments ordinarily will be the value determined as of the end of the day of such valuation by the Portfolio Funds or their agents in accordance with the Portfolio Funds' valuation policies and as reported to the Fund. As a general matter, the fair value of the Fund's interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the unlikely event that a Portfolio Fund does not report a value to the Fund on a timely basis, the Fund would determine the fair value of its interest in that Portfolio Fund based on the most recent value reported to the Fund, as well as any other relevant information available at the time the Fund values its assets. The Board has determined that any values of interests in Portfolio Funds reported as "estimated" or "final" values (using the nomenclature of the hedge fund industry) will normally be deemed to reflect the fair value of those interests under procedures adopted by the Board.

         Before investing in any Portfolio Fund, Rydex will conduct a due diligence review of the valuation methodology utilized by the Portfolio Fund, which as a general matter will utilize market values when available, and otherwise utilize principles of fair value that Rydex reasonably believes to be consistent with those used by the Fund for valuing its own investments. Although the procedures approved by the Board provide that Rydex will periodically review the valuations of interests in Portfolio Funds provided to the Fund, neither Rydex nor the Board will be able to confirm independently the accuracy of valuations of such interests provided by Portfolio Funds (which are unaudited, except for valuations as of the Portfolio Funds' fiscal year ends).

         The Fund's valuation procedures require Rydex to consider all relevant information available at the time the Fund values its assets. Rydex or, in certain cases, the Board, will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Fund does not represent the fair value of the Fund's interests in the Portfolio Fund. Although redemptions of interests in Portfolio Funds are subject to advance notice requirements, Portfolio Funds typically will make available net asset value information to their investors which will represent the price at which, even in the absence of redemption activity, the Portfolio Fund would have effected a redemption if a redemption request had been timely made or if, in accordance with the terms of the Portfolio Fund's governing documents, it would be necessary to effect a mandatory redemption. Following procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Fund could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board.

         The valuations reported by Portfolio Funds, based upon which the Fund calculates its net asset value, may be subject to later adjustment based on information reasonably available at that time. For example, fiscal year-end net asset value calculations of the Portfolio Funds are audited by the independent auditors of the Portfolio Funds and may be revised as a result of such audits. Other adjustments may occur from time to time. The Fund will adjust the number of shares of the Fund issued to or repurchased from any particular shareholder in the event that a more accurate valuation becomes available prior to the end of the month in which the shares are issued or the month following the month in which shares are repurchased by the Fund. A previously determined net asset value per share of the Fund will not be modified as a result of adjustments in the net asset values of Portfolio Funds that are subsequently made. See "Risk Factors - Special Risks of Multi-Manager Structure - Calculation of Net Asset Value."

         Expenses of the Fund, including the Advisory Fee, the Administration Fee and the costs of any borrowings, are accrued and taken into account in determining net asset value.

         The Fund's net asset value per share is computed by subtracting the Fund's liabilities from the value of its assets and then dividing the result by the number of shares of the Fund then outstanding. Net asset value per share will be rounded up or down to the nearest cent.

                             DESCRIPTION OF SHARES

         The Fund is a Delaware statutory trust that was organized on April 28, 2005. It may issue an unlimited number of shares of beneficial interest with a $0.01 par value. All shares of the Fund have equal rights and privileges. Each share of the Fund is entitled to one vote on all matters as to which shares are entitled to vote, to participate equally with other shares in dividends and distributions declared by the Fund and, on liquidation, to their proportionate share of the assets remaining after satisfaction of outstanding liabilities. Fractional shares have proportionally the same rights, including voting rights, as are provided for a full share. Shares are not available in certificated form.

         The Board, in its absolute discretion, may prescribe such bases and times for declaring and paying dividends and other distributions on shares, as it may deem necessary or desirable. No shareholder or other person holding shares acquired from a shareholder will have the right to require the Fund to redeem those shares or any portion thereof.

         Shares do not have preemptive, subscription or conversion rights, and are not liable for further calls or assessments. In general, any action requiring a vote of the shareholders of the Fund shall be effective if taken or authorized by the affirmative vote of a majority of the shares voted. Any change in the Fund's fundamental policies may also be authorized by the vote of the holders of "a majority of the outstanding voting securities" of the Fund, as defined in Section 2(a)(42) of the Investment Company Act. The Declaration of Trust requires the affirmative vote of the holders of a majority of the outstanding shares to authorize a merger or consolidation of the Fund or certain sales of all or substantially all of the Fund's assets, except that if a majority of the Board approves such merger, consolidation or sale, the approval of a majority of shares present (in person or by proxy) at the shareholders' meeting shall be sufficient. The Declaration of Trust also requires the affirmative vote or consent of the holders of sixty-seven percent (67%) of outstanding shares to convert the Fund from a closed-end to an open-end company, except that if a majority of the Board approves such conversion, the approval of a majority of the Fund's outstanding shares shall be sufficient.

         Meetings of shareholders to consider any matter as to which a vote of shareholders is required by the Investment Company Act or is permitted to be requested by shareholders pursuant to the Investment Company Act and as to which the Board has not called a meeting of shareholders shall be called by the secretary upon the written request of the holders of shares entitled to cast not less than ten percent (10%) of all the votes then entitled to be cast on such matter at a meeting of shareholders. Such request shall state the purpose or purposes of such meeting and the matters proposed to be acted on thereat. Only the Board may amend the bylaws. Some of the foregoing could have the effect of delaying, deferring or preventing changes in control of the Fund.

         Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and in such event, the holders of the remaining shares so voting will not be able to elect any Trustees.

         The Fund may be terminated at any time by vote of the holders of a majority of the outstanding shares of the Fund entitled to vote or by the Trustees. Upon termination of the Fund, after paying or providing for all obligations of the Fund, the Fund shall, in accordance with such procedures as the Board considers appropriate, reduce the remaining assets held to distributable form in cash or shares or other securities, or any combination thereof, and distribute the proceeds held ratably according to the number of shares held by shareholders on the date of termination.

         Under the Declaration of Trust, each Trustee shall serve during the continued lifetime of the Fund until he/she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his/her successor. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the Investment Company Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held, unless matters arise requiring a vote of shareholders under the Declaration of Trust or the Investment Company Act.

         Subject to obtaining such exemptions from the Investment Company Act as may be necessary, the Fund may in the future issue additional classes of shares having fees, charges, repurchase rights and other characteristics that differ from those of the shares being offered by means of this Prospectus.

                                     TAXES

         This summary of certain aspects of the Federal income tax treatment of the Fund and its shareholders is based upon the Code, judicial decisions, Treasury Regulations and rulings in existence on the date hereof, all of which are subject to change. This summary does not discuss the impact of various proposals to amend the Code which could change certain of the tax consequences of an investment in the Fund. This summary also does not discuss all of the tax consequences that may be relevant to a particular investor or to certain investors subject to special treatment under the Federal income tax laws. The Fund's investment strategies may be employed without regard to the tax consequences of the Fund's transactions on the Fund's shareholders.

         TAXATION OF THE FUND. The Fund intends to elect and to qualify to be treated as a regulated investment company under Subchapter M of the Code. While so qualified, the Fund will not be required to pay Federal income tax on that portion of its investment company taxable income and net capital gains it distributes to shareholders. The Fund intends to distribute substantially all of such income and gains to its shareholders each year and intends to distribute its income and gains in such a way that it will not be subject to the 4% Federal excise tax on certain undistributed amounts.

         Certain investments will cause the Fund to recognize taxable income in a year prior to the receipt by the Fund of a distribution, if any, from such investments relating to such income. The Fund nevertheless is required to make a taxable distribution to its shareholders with respect to such "phantom income" in the year of recognition and may need to borrow for that purpose.

         TAXATION OF SHAREHOLDERS. Most shareholders normally will have to pay Federal income tax and any state or local taxes on the dividends and distributions they receive from the Fund whether dividends and distributions are paid in cash or reinvested in additional shares. The tax status of any dividend or distribution is the same regardless of how long a shareholder has been an investor in the Fund except with respect to certain "Qualified Dividends" designated by the Fund. In the case of corporations which hold shares of the Fund, certain income from the Fund may qualify for a 70% corporate dividends-received deduction. Following the end of each calendar year, every shareholder will be sent tax information regarding the distributions made to such shareholder during the calendar year.

         Distributions paid in January but declared by the Fund in October, November or December of the previous year are taxable to a shareholder in the previous year. A shareholder who sells shares in the Fund will generally recognize capital gains or losses, which will be long-term or short-term depending on the shareholder's holding period for the shares being sold.

         The Fund's transactions in options, short sales, futures and forward contracts are subject to special tax rules. These rules and rules applicable to wash sales, straddle transactions and certain other types of transactions can affect the amount, timing and characteristics of distributions to shareholders.

         A tax-exempt U.S. person investing in the Fund will not realize unrelated business taxable income with respect to an unleveraged investment in shares. Tax-exempt U.S. persons are urged to consult their own tax advisors concerning the U.S. tax consequences of an investment in the Fund.

         The Fund is required by Federal law to withhold 28% of reportable payments (which may include dividends, capital gain distributions and redemptions) made to certain shareholders. In order to avoid this backup withholding requirement, a shareholder must complete a Form W-9, Form W-8BEN or other applicable form.

         There is generally no other tax withholding requirement with respect to a shareholder who is not a U.S. person within the meaning of the Code ("Non-U.S. Person") on the portion of the Fund's distributions that consist of long term capital gains realized by the Fund. However, the remaining distributions to Non-U.S. Persons are generally subject to a 30% withholding tax, unless reduced or eliminated by treaty, or for taxable years of the Fund beginning before January 1, 2008, are attributable to certain short-term capital gains and interest income and are designated as such by the Fund. Other rules may apply to Non-U.S. Persons (i) whose income from the Fund is effectively connected with the conduct of a U.S. trade or business by such Non-U.S. Person or (ii) to the extent the Fund makes distributions prior to January 1, 2008 if such distributions are attributable to dispositions of United States real property interests (e.g., investments in certain real estate investment trusts). Such investors should consult with their own advisers regarding those rules.

         A more detailed discussion of the tax considerations related to an investment in the Fund is contained in the SAI. Each shareholder should consult its own tax adviser as to the tax consequences of investing in the Fund, including the application of state and local taxes which may be different from the Federal income tax consequences described above.

                            INVESTOR QUALIFICATIONS

         Shares are being offered only to "Eligible Investors." The term "Eligible Investor" includes, among others, an individual who: (i) has a net worth (or joint net worth with the investor's spouse) in excess of $1 million;
(ii) had income in excess of $200,000 (or joint income with the investor's spouse in excess of $300,000) in each of the two preceding years and has a reasonable expectation of reaching the same income level in the current year; or
(iii) has an account managed by an investment adviser registered under the Advisers Act and the adviser is subscribing for shares in a fiduciary capacity on behalf of the account. Other categories of Eligible Investors applicable to companies and other investors are set forth in the investor certification that must be signed by (or on behalf of) each investor in order to invest in the Fund, a form of which appears as Appendix A to this Prospectus. Existing shareholders who purchase additional shares will be required to meet the Fund's eligibility requirements at the time of the additional purchase.

         Before an investor may invest in the Fund, the prospective investor or such prospective investor's broker, dealer or other financial intermediary will be required to certify that the investor meets the foregoing investor qualification requirements. (Further information about investor qualifications is contained in Appendix A of this prospectus.) If an investor's certification is not received on or before the date shares are to be issued, the investor's order will not be accepted.

                           DISTRIBUTION ARRANGEMENTS

GENERAL

         The Distributor, Rydex Distributors, Inc., acts as the distributor of shares of the Fund on a best efforts basis, subject to various conditions, pursuant to the terms of a Distribution Agreement entered into with the Fund. Shares are being offered for sale by the Distributor and through brokers or dealers that have entered into selling agreements with the Distributor ("Selling Agents"). The Fund is not obligated to sell to a broker or dealer any shares that have not been placed with investors that meet all applicable requirements to invest in the Fund. The Distributor maintains its principal office at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and is an affiliate of Rydex.

         Shares are being offered and may be purchased on a monthly basis (or at such other times as may be determined by the Board) at a price equal to their then-current net asset value.

         Neither the Distributor nor any selling Agent is obligated to buy any shares from the Fund. The Distributor does not intend to make a market in shares. The Fund has agreed to indemnify the Distributor and its affiliates and certain other persons against certain liabilities under the Securities Act of 1933, as amended.

          Shares are sold subject to the following sales loads:

     ---------------------------------------------------------------------------
     Amount of Transaction               Sales Load (as a    Sales Load (as a
                                         percentage of       percentage of your
                                         public offering     investment)
                                         price)
     ----------------------------------- ------------------- -------------------
     Less than $500,000                        [___]%             [___]%
     ----------------------------------- ------------------- -------------------
     $500,000 but less than $1,000,000         [___]%             [___]%
     ----------------------------------- ------------------- -------------------
     $1,000,000 or more                        [___]%             [___]%
     ---------------------------------------------------------------------------


         The sales load is waived in certain cases with respect to purchases of shares by certain investors. For further information and eligibility for the sales load waiver, see Appendix C of this prospectus. The Distributor receives the proceeds of any applicable sales load paid by an investor (See "Purchase Terms" below). All or a portion of the sales load is reallowed by the Distributor to Selling Agents. In addition, Rydex (or one of its affiliates) may pay from its own resources additional compensation to Selling Agents, including a one time payment of up to [___]% of the value of shares sold by them and annual payments of up to [___]% per year of the Fund's net asset value attributable to shares sold by them. The maximum underwriting compensation to be paid to underwriters and related persons in connection with the offering of shares will not exceed [___]% of the gross proceeds of shares sold. Such compensation consists of the maximum sales load of [___]% and any additional compensation paid by Rydex (or one of its affiliates). These payments of additional compensation by Rydex will not be an obligation of the Fund or of investors.

PURCHASE TERMS

         Shares are being offered only to investors that meet all requirements to invest in the Fund. The minimum initial investment in the Fund is $25,000 (including the applicable sales load). Subsequent investments must be at least $5,000 (including the applicable sales load). The Board may waive or reduce the required minimum initial and additional investment in the Fund with respect to investors that are affiliates, employees, officers or members of Rydex or any of its affiliates. These minimums may be modified by the Fund from time to time. The Fund reserves the right to reject any order for the purchase of shares and may, in its sole discretion, suspend the offering of shares at any time.

         Shares are offered and may be purchased on a monthly basis on the second to last Business Day of the month (or at such other times as may be determined by the Board) (the "Purchase Date") at a price equal to their then-current net asset value plus the applicable sales load. The full amount of an investment must be received by the Distributor not later than five Business Days prior to the Purchase Date if payment is made by check, or two Business Days prior to the Purchase Date if payment is sent by wire. All investor funds to purchase shares are deposited in a non-interest bearing escrow account maintained by a designated escrow agent (as outlined on the Investment Information section of the applicable application) for the benefit of the investors, pending acceptance or rejection of the purchase order. If an investor's purchase order is rejected, the escrowed funds will promptly be returned to the investor.

         In addition, under a right of accumulation offered by the Fund, the amount of each additional investment in the Fund by an investor will be aggregated with the amount of the investor's initial investment and any other additional previous investments in the Fund by the investor in determining the applicable sales load at the time of the subsequent investment. The right of accumulation also permits an investor's investment in the Fund to be combined with the investment in the Fund by the other accounts of the investor (including IRA's and participant-directed employee benefit plans). This right of accumulation does not extend to any other fund advised, sponsored or distributed by Rydex or any affiliate of Rydex. To receive a reduced sales load, an investor must, at the time of purchase, give the Selling Agent sufficient information to permit confirmation of the qualification.

         Prior to investing in the Fund, a prospective investor or such prospective investor's broker, dealer or other financial intermediary will be required to certify that the investor meets the foregoing investor qualification requirements. If an investor's certification is not received on or before the date shares are to be issued, the investor's order will not be accepted.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

         You will ordinarily submit your transaction orders through your broker, dealer or other financial intermediary through which you opened your investor account. Your intermediary is responsible for ensuring that your transaction order contains all of the necessary information and promptly transmitting for acceptance by the Fund your order and the monies associated with your investment. Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have other requirements for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your intermediary directly.

                       DIVIDENDS AND OTHER DISTRIBUTIONS

         The Fund pays dividends to shareholders at least annually in aggregate amounts representing substantially all of the Fund's net investment income (including realized short-term gains), if any, earned during the year. The Fund's long-term capital gains, if any, are also distributed annually. Dividends will vary in amount depending on investment income received.

         In addition, depending on the performance of the Fund's investments, the related growth of the Fund's net assets, and the availability of attractive investment opportunities, the Fund may from time to time make a distribution that constitutes a return of capital for federal income tax purposes. For additional information, see "Taxes" in the SAI.

         The net asset value of each share that you own will be reduced by the amount of the distributions or dividends that you receive.

AUTOMATIC REINVESTMENT PLAN

         All dividends and other distributions are reinvested in additional shares of the Fund unless a shareholder elects to receive payment in cash. The tax status of any dividend or other distribution is the same regardless of whether or not the dividend or distribution is reinvested or taken as cash. The Fund may limit the extent to which any distributions that are returns of capital may be reinvested in the Fund.

         Shares issued in connection with reinvestments will be issued at their net asset value on the ex-dividend date; there is no sales charge or other charge for reinvestment. Shareholders are free to change their election at any time by contacting the Distributor. Your request must be received by the Fund before the applicable record date to be effective for that dividend or capital gain distribution.

         Although shareholders receive no cash when distributions are reinvested, ordinary income and capital gains are still realized for federal income tax purposes. Distributions may also be subject to state and local taxes in the year they are declared. Shareholders will be required to report distributions on their tax returns, even if the distributions are reinvested in additional shares.

         The Fund reserves the right to suspend the automatic reinvestment of dividends and other distributions at any time and to require shareholders to receive all distributions in cash. The Fund may also limit the maximum amount that may be reinvested, either as a dollar amount or as a percentage of distributions.

         Additional information about the reinvestment of dividends and other distributions can be obtained by contacting the Distributor at 888-59RYDEX (888-597-9339).

                              GENERAL INFORMATION

The Fund is registered under the Investment Company Act as a closed-end, non-diversified management investment company. The Fund's address is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and its telephone number is 888-59RYDEX (888-597-9339).

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



THE FUND.......................................................................1
INVESTMENT POLICIES AND PRACTICES..............................................1
REPURCHASES, MANDATORY REDEMPTIONS AND TRANSFERS OF SHARES....................11
MANAGEMENT OF THE FUND........................................................13
INVESTMENT ADVISORY SERVICES..................................................17

CONFLICTS OF INTEREST.........................................................23
TAX ASPECTS...................................................................24
ERISA CONSIDERATIONS..........................................................34
BROKERAGE.....................................................................36
VALUATION OF ASSETS...........................................................37
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND LEGAL COUNSEL...............40
CUSTODIAN.....................................................................40
PRINCIPAL HOLDERS OF SECURITIES...............................................40
FISCAL YEAR...................................................................41
FUND ADVERTISING AND SALES MATERIAL...........................................41
PROXY VOTING..................................................................41
FINANCIAL STATEMENTS..........................................................41
Appendix A....................................................................42

INVESTOR QUALIFICATIONS                                               APPENDIX A

Before an investor may invest in the Fund, the prospective investor or such prospective investor's broker, dealer or other financial intermediary will be required to certify that the investor meets one of the foregoing investor qualification requirements.

           (A) a natural person who had income in excess of $200,000 in each of the two most recent years (or joint income with my spouse in excess of $300,000 in each of those years) and who has a reasonable expectation of reaching the same income level in the current year;

           (B) a natural person who has a net worth (or joint net worth with my spouse) in excess of $1,000,000 (net worth for this purpose means total assets in excess of total liabilities);

           (C) an investor having an account managed by an investment adviser registered under the Investment Advisers Act of 1940, as amended ("Advisers Act"), and the adviser is subscribing for shares in a fiduciary capacity on behalf of the account;

           (D) a director or executive officer of the Fund;

           (E) a trust (i) with total assets in excess of $5,000,000, (ii) that was not formed for the purpose of investing in the Fund, and (iii) of which the person responsible for directing the investment of assets in the Fund has such knowledge and experience in financial and business matters that he or she is capable of evaluating the merits and risks of the prospective investment;

           (F) an entity with total assets in excess of $5,000,000 that was not formed for the purpose of investing in the Fund and that is one of the following: (i) a corporation; (ii) a partnership; (iii) a limited liability company; (iv) a Massachusetts or similar business/statutory trust; or (v) an organization described in Section 501(c)(3) of the Internal Revenue Code of 1986, as amended;

           (G) an entity licensed, or subject to supervision, by U.S. federal or state examining authorities as a "bank," "savings and loan association," "insurance company," or "small business investment company" (within the meaning of 17 C.F.R. Section 230.501(a)) or an account for which a bank or savings and loan association is subscribing in a fiduciary capacity;

           (H) a broker or dealer registered with the SEC under the Securities Exchange Act of 1934, as amended (the "Exchange Act");

           (I) an investment advisor registered as such with the SEC, pursuant to the Investment Advisers Act of 1940, or regulated as an investment advisor by a state securities authority;

           (J) an investment company registered under the Investment Company Act of 1940, as amended ("1940 Act");

           (K) an entity that has elected to be treated or qualifies as a "business development company" within the meaning of Section 2(a)(48) of the 1940 Act or Section 202(a)(22) of the Advisers Act;

           (L) an insurance company as defined in Section 2(a)(13) of the Securities Act of 1933, as amended ("1933 Act");

           (M) a Small Business Investment Company licensed by the U.S. Small Business Administration under Section 301(c) or (d) of the Small Business Investment Act of 1958, as amended;

           (N) a plan established and maintained by a state, its political subdivisions, or any agency or instrumentality of a state or its political subdivisions, for the benefit of its employees, if such plan has total assets in excess of $5,000,000;

           (O) an employee benefit plan within the meaning of the Employee Retirement Income Security Act of 1974 (a "Plan"), if the investment decision is made by a plan fiduciary, as defined in Section 3(21) of such Act, which is either a bank, savings and loan association, insurance company, or registered investment adviser, or if the employee benefit plan has total assets in excess of $5,000,000, or, if a self-directed plan, with investment decisions made solely by persons that are "accredited investors" (as defined in Regulation D under the 1933 Act); or

           (P) an entity in which all of the equity owners are "accredited investors" (as defined in Regulation D under the 1933 Act).

As used herein, "net worth" means the excess of total assets at fair market value, including home, less total liabilities. For the purpose of determining "net worth," the principal residence owned by an individual shall be valued at either (A) cost, including the cost of improvements, net of current encumbrances upon the property (e.g., mortgage loans, equity lines, etc.), or (B) the appraised value of the property as determined by an institutional lender, net of current encumbrances upon the property.

                                                                      APPENDIX B


         This Appendix contains the composite investment performance record and index value (collectively, "Performance Data") of the Standard & Poor's ("S&P") Equity Long/Short Index (the "Index"). THE PERFORMANCE OF THE INDEX PRESENTED IN THIS APPENDIX IS NOT THE PERFORMANCE OF THE FUND, AND IT DOES NOT REFLECT THE IMPACT OF ANY FEES OR EXPENSES SIMILAR TO THOSE THAT WILL BE BORNE BY THE FUND. Investing in the Fund involves a high degree of risk. You can lose money. PAST PERFORMANCE OF THE INDEX IS NOT A GUARANTEE OF FUTURE PERFORMANCE OF THE INDEX OR OF THE FUND.

         THE PERFORMANCE DATA MUST BE READ IN CONJUNCTION WITH THE ACCOMPANYING NOTE APPEARING BELOW WHICH IS AN INTEGRAL PART HEREOF.

        MONTHLY VALUE AND PERFORMANCE OF S&P EQUITY LONG/SHORT INDEX(1)

--------------------------------------------------------------------------------

                       S&P Equity Long/Short Index    % Change in Index Value
--------------------------------------------------------------------------------
     03/31/04                   1000.412                         [___]%
     04/30/04                    986.782                         [___]%
     05/31/04                    976.982                         [___]%
     06/30/04                    979.367                         [___]%
     07/30/04                    959.627                         [___]%
     08/31/04                    958.164                         [___]%
     09/30/04                    974.409                         [___]%
     10/29/04                    979.160                         [___]%
     11/30/04                   1003.819                         [___]%
     12/31/04                   1016.527                         [___]%
     01/31/05                   1015.043                         [___]%
     2/28/05                    1033.931                         [___]%
     3/31/05                    1019.481                         [___]%

         (1) S&P commenced calculation of the Index as of April 1, 2004 (the "Commencement Date"). The Index reflects the investment performance of accounts managed by hedge fund managers selected by S&P (the "Included Managers"). The particular weighting of each Included Manager is determined by S&P. The reported performance of the Index is the composite performance of these accounts, net of all fees and expenses (including management and administration fees and performance-based incentive compensation) payable to the Included Managers. For additional information regarding the composition of the Index and the computation of the returns of the Index, see "Investment Objective and Principal Strategies-The Standard & Poor's Equity Long/Short Index."

         PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE PERFORMANCE OF THE INDEX OR OF THE FUND.

         The Index's performance during a particular period is based on the composite net capital appreciation or depreciation of the constituents of the Index for the indicated period, and, because the Index's performance is not and does not purport to be the rate of return of the Fund, it has not been adjusted to reflect any fees or expenses, including the Advisory Fee and Administration Fee, borne by investors in the Fund.

         Performance and other information contained herein have been obtained by the Fund from sources believed to be accurate, but no warranty is made as to the accuracy or completeness thereof. The performance and statistical information contained in this Appendix was compiled by S&P. Neither the Fund nor S&P guarantees the accuracy of the performance and statistical information contained in this Appendix. Neither the Fund nor S&P recommends any investment decision based on the performance and statistical information contained in this Appendix.

                                                                      APPENDIX C

                               SALES LOAD WAIVERS

          The sales load for Rydex Capital Partners SPhinX Equity Long/Short Fund (the "Fund") is waived for certain types of investors. Rydex Distributors, Inc. (the "Distributor") currently waives sales loads for purchases of shares in the Fund ("Shares") by or on behalf of:

      (i) dealers, brokers or banks that have entered into an agreement with the Distributor and that are purchasing Shares on behalf of their customers or clients or are purchasing shares for their own account;

     (ii) investment advisors and financial planners that are purchasing Shares on behalf of their customers or clients, and that charge a fee for their services;

     (iii)retirement and deferred compensation plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code, but not including IRA or SEP IRA accounts), and trusts used to fund those plans;

     (iv) any employee affiliated or associated with Rydex Capital Partners, Rydex Investments, Rydex Distributors Inc., or any of its affiliates.

         To receive a sales load waiver in accordance with the above provision, an investor must, at the time of purchase, give the selling agent sufficient information to permit confirmation of the qualification. Notwithstanding any waiver of sales load, investors must meet the eligibility requirements set forth in the Fund's prospectus.

             RYDEX CAPITAL PARTNERS SPHINX EQUITY LONG/SHORT FUND



                          Shares of Beneficial Interest



                             -------------------



                                   PROSPECTUS



                                     , 2005



                             -------------------



                            RYDEX DISTRIBUTORS, INC.

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                    SUBJECT TO COMPLETION, DATED MAY 17, 2005


              Rydex Capital Partners SPhinX Equity Long/Short Fund

                       STATEMENT OF ADDITIONAL INFORMATION

                                Dated [___], 2005

                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850
                                   888-59RYDEX
                                 (888) 597-9339


         This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus of Rydex Capital Partners SPhinX Equity Long/Short Fund (the "Fund"), dated [___], 2005. This SAI does not include all information that a prospective investor should consider before purchasing shares of beneficial interest ("Shares") of the Fund and investors should obtain and read the prospectus prior to purchasing Shares. A copy of the prospectus may be obtained by writing the Fund at c/o [_______________________], [ADDRESS] or calling 888-59RYDEX (888-597-9339).

         This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                TABLE OF CONTENTS

                                                                            PAGE

THE FUND...................................................................... 1

INVESTMENT POLICIES AND PRACTICES..............................................1

REPURCHASES, MANDATORY REDEMPTIONS AND TRANSFERS OF SHARES....................12

MANAGEMENT OF THE FUND........................................................13

INVESTMENT ADVISORY SERVICES..................................................17

CONFLICTS OF INTEREST.........................................................21

TAX ASPECTS...................................................................23

ERISA CONSIDERATIONS..........................................................33

BROKERAGE.....................................................................34

VALUATION OF ASSETS...........................................................35

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND LEGAL COUNSEL...............39

CUSTODIAN.....................................................................39

CONTROL PERSONS...............................................................39

FISCAL YEAR...................................................................39

FUND ADVERTISING AND SALES MATERIAL...........................................39

PROXY VOTING..................................................................40

FINANCIAL STATEMENTS..........................................................40

Appendix A....................................................................43

                                    THE FUND


         The Fund is a newly formed Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act") as a non-diversified, closed-end management investment company. Rydex Capital Partners I, LLC ("Rydex" or the "Adviser") serves as the Fund's investment adviser and is responsible for providing day-to-day investment management services to the Fund.

                        INVESTMENT POLICIES AND PRACTICES


         The Fund's investment objective is to seek investment returns that correspond to 150% of the performance of the Standard & Poor's(R) Equity Long/Short Index (the "Index") (before Fund expenses). The Index is an investable benchmark that, in the opinion of Standard & Poor's ("S&P"), is designed to be broadly representative of the investment performance of hedge funds that pursue equity/long short investment strategies. The managers of these funds generally rely primarily on fundamentally driven research for long and short equity selection, and seek profits from both long and short investment positions. The Fund pursues its investment objective by investing its assets primarily in private investment funds and other investment vehicles ("Portfolio Funds") that are managed by the hedge fund managers whose funds are represented in the Index ("Portfolio Managers") and by investing in financial instruments (including, but not limited to, options, swaps and structured notes) that provide investment returns that are linked to the performance of the Index ("Index Derivatives"). To the extent practicable, Rydex intends to implement the Fund's investment program by investing the Fund's assets in Portfolio Funds the performance of which is reflected in the Index. The Fund's principal investment strategies, as well as the principal risks associated with the Fund's investment strategies, are set forth in the prospectus. Certain additional information regarding the Fund's investment program is set forth below.

FUNDAMENTAL POLICIES

         The Fund's fundamental policies, which may only be changed by the affirmative vote of a majority of the outstanding voting securities of the Fund, are listed below. Within the limits of these fundamental policies, the Fund's management has reserved freedom of action. As defined by the Investment Company Act, the vote of a "majority of the outstanding voting securities of the Fund" means the vote, at an annual or special meeting of securityholders duly called,
(a) of 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (b) of more than 50% of the outstanding voting securities of the Fund, whichever is less. The Fund may not:

          o    Issue senior securities, except to the extent permitted by
               Section 18 of the Investment Company Act or as otherwise permitted by the Securities and Exchange Commission ("SEC").

          o Borrow money, except to the extent permitted by Section 18 of the Investment Company Act or as otherwise permitted by the SEC.

          o Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in connection with the disposition of its portfolio securities.

          o Make loans of money or securities to other persons, except through purchasing fixed-income securities, lending portfolio securities or entering into repurchase agreements in a manner consistent with the Fund's investment policies.

          o Purchase, hold or deal in real estate, except that the Fund may invest in securities that are secured by real estate, or that are issued by companies that invest or deal in real estate or real estate investment trusts.

          o Invest 25% or more of the value of its total assets in the securities (other than U.S. Government securities) of issuers engaged in any single industry or particular group of related industries; provided, however, that the Fund will invest 25% or more of the value of its total assets in Portfolio Funds and Index Derivatives except during temporary periods of adverse market conditions affecting Portfolio Funds in which the Fund may invest, but will not invest 25% or more of the value of its total assets in Portfolio Funds that, in the aggregate, have investment programs that focus on investing in any single industry or particular group of related industries.

          o Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.

         In addition to the above restrictions, the Fund has also adopted the following fundamental policy. The Fund will normally invest at least 80% of the value of its net assets (plus the amount any borrowings for investment purposes) in Portfolio Funds that are managed by the Portfolio Managers and Index Derivatives.

         With respect to these investment restrictions and other policies described in this SAI or the prospectus (except the Fund's policies on borrowings and senior securities set forth above), if a percentage restriction is adhered to at the time of an investment or transaction, a later change in percentage resulting from a change in the values of investments or the value of the Fund's total assets, unless otherwise stated, will not constitute a violation of such restriction or policy.

         The Fund's investment objective is fundamental and may not be changed without the vote of a majority (as defined by the Investment Company Act) of the Fund's outstanding voting securities.

CERTAIN PORTFOLIO SECURITIES AND OTHER OPERATING POLICIES

         As discussed in the prospectus, to the extent feasible, Rydex intends to implement the Fund's investment program by investing the Fund's assets in Portfolio Funds that are managed by the Portfolio Managers selected by S&P for inclusion in the Index, and which are the actual constituents of the Index. These Portfolio Funds are specially designed to facilitate tracking of the Index and enable investment in multiple Portfolio Funds through investment in a single investment vehicle. However, assets of the Fund may be invested in other Portfolio Funds managed by the Portfolio Managers and will be invested in Index Derivatives to the extent Rydex deems such investments to be consistent with the Fund's investment objective and as may be appropriate to meet applicable regulatory or tax requirements. In addition, the Fund may retain one or more Portfolio Managers to manage and invest designated portions of the Fund's assets (either as separately managed accounts or by creating separate investment vehicles in which a Portfolio Manager will serve as general partner of the vehicle and the Fund will be the sole limited partner). (Any arrangement in which the Fund retains a Portfolio Manager to manage a separate account or separate investment vehicle for the Fund is referred to as a "Portfolio Account.") Additional information regarding the types of securities and financial instruments in which Portfolio Managers may invest the assets of Portfolio Funds and Portfolio Accounts, and certain of the investment techniques that may be used by Portfolio Managers, is set forth below.

EQUITY SECURITIES

         The investment portfolios of Portfolio Funds and Portfolio Accounts will include long and short positions in common stocks, preferred stocks and convertible securities of U.S. and foreign issuers. The value of equity securities depends on business, economic and other factors affecting those issuers. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced.

         Portfolio Managers generally may invest the assets of Portfolio Funds and Portfolio Accounts in equity securities without restriction. These investments may include securities issued by companies having relatively small market capitalization, including "micro cap" companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies, because these securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and earnings prospects. These securities are also susceptible to other risks that are less prominent in the case of the securities of larger companies.

FIXED-INCOME SECURITIES

         Portfolio Funds and Portfolio Accounts may invest in fixed-income securities. A Portfolio Manager will invest in these securities when their yield and potential for capital appreciation are considered sufficiently attractive, and also may invest in these securities for defensive purposes and to maintain liquidity. Fixed-income securities include bonds, notes and debentures issued by U.S. and foreign corporations and governments. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations.

Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness or financial condition of the issuer and general market liquidity (i.e., market risk). Certain portfolio securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to significant reductions of yield and possible loss of principal.

         Portfolio Funds and Portfolio Accounts may invest in both investment grade and non-investment grade debt securities (commonly referred to as "junk bonds"). Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization (a "Rating Agency") in one of the four highest rating categories or, if not rated by any Rating Agency, have been determined by a Portfolio Manager to be of comparable quality.

         A Portfolio Fund's or Portfolio Account's investments in non-investment grade debt securities, including convertible debt securities, are considered by the Rating Agencies to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Non-investment grade securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade securities to make principal and interest payments than is the case for higher grade securities. In addition, the market for lower grade securities may be thinner and less liquid than the market for higher grade securities.

FOREIGN INVESTMENTS

         Portfolio Funds and Portfolio Accounts may invest in equity and fixed-income securities of foreign issuers and in depositary receipts, such as American Depositary Receipts ("ADRs"), that represent indirect interests in securities of foreign issuers. Foreign securities in which Portfolio Funds and Portfolio Accounts may invest may be listed on foreign securities exchanges or traded in foreign over-the-counter markets or may be purchased in private placements. Investments in foreign securities are affected by risk factors generally considered not to be present in the U.S.

         As a general matter, Portfolio Funds and Portfolio Accounts are not required to hedge against foreign currency risks, including the risk of changing currency exchange rates, which could reduce the value of foreign currency denominated portfolio securities irrespective of the underlying investment. However, from time to time, a Portfolio Fund or Portfolio Account may enter into forward currency exchange contracts ("forward contracts") for hedging purposes and non-hedging purposes to pursue its investment objective. Forward contracts are transactions involving the Portfolio Fund's or Portfolio Account's obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used by the Portfolio Fund or Portfolio Account for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when the Portfolio Fund or Portfolio Account anticipates purchasing or selling a foreign security. This technique would allow the Portfolio

Fund or Portfolio Account to "lock in" the U.S. dollar price of the security. Forward contracts also may be used to attempt to protect the value of the Portfolio Fund's or Portfolio Account's existing holdings of foreign securities. There may be, however, imperfect correlation between the Portfolio Fund's or Portfolio Account's foreign securities holdings and the forward contracts entered into with respect to such holdings. Forward contracts also may be used for non-hedging purposes to pursue the Fund's or a Portfolio Fund's investment objective, such as when a Portfolio Manager anticipates that particular foreign currencies will appreciate or depreciate in value, even though securities denominated in such currencies are not then held in the Fund's or Portfolio Fund's investment portfolio.

         ADRs involve substantially the same risks as investing directly in securities of foreign issuers, as discussed above. ADRs are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a non-U.S. corporation. Issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and therefore, there may be less information available regarding such issuers.

MONEY MARKET INSTRUMENTS

         The Portfolio Funds or Portfolio Accounts may invest, during periods of adverse market or economic conditions for defensive purposes, some or all of their assets in high quality money market instruments and other short-term obligations, money market mutual funds or repurchase agreements with banks or broker-dealers, or may hold cash or cash equivalents in such amounts as Rydex or Portfolio Managers deem appropriate under the circumstances. The Portfolio Funds also may invest in these instruments for liquidity purposes pending allocation of their respective offering proceeds and other circumstances. At any time, the Fund may invest directly in money market instruments or shares of money market funds, or hold cash for liquidity purposes. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less, and may include U.S. Government securities, commercial paper, certificates of deposit and bankers' acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

REPURCHASE AGREEMENTS

         Repurchase agreements are agreements under which the Fund, a Portfolio Fund or Portfolio Account purchases securities from a bank that is a member of the Federal Reserve System, a non-U.S. bank or a securities dealer that agrees to repurchase the securities from the purchaser at a higher price on a designated future date. If the seller under a repurchase agreement becomes insolvent or otherwise fails to repurchase the securities, the Fund, Portfolio Fund or Portfolio Account would have the right to sell the securities. This right, however, may be restricted, or the value of the securities may decline before the securities can be liquidated. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement is accomplished, the Fund, Portfolio Fund or Portfolio Account might encounter a delay and incur costs, including a decline in the value of the securities, before being able to sell the securities. Repurchase agreements that are subject to non-U.S. law may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law, and they therefore may involve greater risks. The Fund has adopted specific policies designed to minimize certain of the risks of loss from its use of repurchase agreements.

REVERSE REPURCHASE AGREEMENTS

         Reverse repurchase agreements involve the sale of a security to a bank or securities dealer and the simultaneous agreement to repurchase the security for a fixed price, reflecting a market rate of interest, on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Portfolio Fund or Portfolio Account. Reverse repurchase agreements are a form of leverage which also may increase the volatility of a Portfolio Fund's or Portfolio Account's investment portfolio.

SPECIAL INVESTMENT TECHNIQUES

         Portfolio Funds and Portfolio Accounts may use a variety of special investment techniques as more fully discussed below to hedge a portion of their investment portfolios against various risks or other factors that generally affect the values of securities. They may also use these techniques for non-hedging purposes in pursuing their investment objectives. Some of these techniques involve the use of derivative transactions. The techniques Portfolio Funds and Portfolio Accounts may employ may change over time as new instruments and techniques are introduced or as a result of regulatory developments. Certain of the special investment techniques that Portfolio Funds or Portfolio Accounts may use are speculative and involve a high degree of risk, particularly when used for non-hedging purposes. It is possible that any hedging transaction may not perform as anticipated and that a Portfolio Fund or Portfolio Account may suffer losses as a result of its hedging activities.

         DERIVATIVES. Portfolio Funds and Portfolio Accounts may engage in transactions involving securities options, futures (including options on futures) and other derivative financial instruments. Also, as discussed in the prospectus, the Fund may invest in Index Derivatives. Index Derivatives may be used, among other purposes, to leverage investment returns, to satisfy the source of income requirements imposed under the Internal Revenue Code of 1986, or to overcome regulatory limitations that may restrict direct investments by the Fund in Portfolio Funds.

         Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit Portfolio Funds and Portfolio Accounts to increase or decrease the level of risk, or change the character of the risk, to which their portfolios are exposed in much the same way as they can increase or decrease the level of risk, or change the character of the risk, of their portfolios by making investments in specific securities.

         Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could result in a significant loss that would have a large adverse impact on the Fund's, a Portfolio Fund's or a Portfolio Account's performance.

         If a Portfolio Fund or Portfolio Account invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Portfolio Fund's or Portfolio Account's return or result in a loss. A Portfolio Fund or Portfolio Account also could experience losses if its derivatives were poorly correlated with its other investments, or if the Portfolio Fund or Portfolio Account were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

         OPTIONS AND FUTURES. The Portfolio Managers may utilize securities options (including options of futures) and futures contracts. They also may use so-called "synthetic" options (notional principal contracts with characteristics of an OTC option) or other derivative instruments written by broker-dealers or other permissible financial intermediaries. Transactions in these instruments may be effected on securities or commodities exchanges, in the over-the-counter market, or negotiated directly with counterparties. When transactions are effected over-the-counter or negotiated directly with counterparties, a Portfolio Fund or Portfolio Account bears the risk that the counterparty will be unable or unwilling to perform its obligations under the option contract. These instruments also may be illiquid and, in such cases, a Portfolio Manager may have difficulty closing out its position. Over-the-counter options and synthetic options purchased and sold by Portfolio Funds and Portfolio Accounts may include options on an index of securities or on baskets of specific securities.

         The Portfolio Managers may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue their investment objectives. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option is a call option with respect to which a Portfolio Fund or Portfolio Account owns the underlying security. The sale of such an option exposes a Portfolio Fund or Portfolio Account during the term of the option to the possible loss of the opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on a Portfolio Fund's or Portfolio Account's books. The sale of such an option exposes the seller during the term of the option to a decline in price of the underlying security while also depriving the seller of the opportunity to invest the segregated assets. Options sold by the Portfolio Funds and Portfolio Accounts need not be covered.

         A Portfolio Fund or Portfolio Account may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Portfolio Fund or Portfolio

         Account will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, a Portfolio Manager would ordinarily effect a similar "closing sale transaction," which involves liquidating the position by selling the option previously purchased, although the Portfolio Manager could exercise the option should it deem it advantageous to do so.

         Synthetic options transactions involve the use of two financial instruments that, together, have the economic effect of an options transaction. The risks of synthetic options are generally similar to the risks of actual options, with the addition of increased market risk, liquidity risk, counterparty credit risk, legal risk and operations risk.

         The Fund has claimed an exclusion from the term commodity pool operator ("CPO") pursuant to Rule 4.5 under the Commodity Exchange Act, as amended (the "CEA"). Therefore, the Fund is not subject to registration or regulation as a CPO under the CEA.

         Portfolio Funds and Portfolio Accounts may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Non-U.S. markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Non-U.S. markets, however, may have greater risk potential than domestic markets. For example, some non-U.S. exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that might be realized in trading could be eliminated by adverse changes in the exchange rate, or a loss could be incurred as a result of those changes. Transactions on non-U.S. exchanges may include both commodities that are traded on domestic exchanges and those that are not. Unlike trading on domestic commodities exchanges, trading on non-U.S. commodities exchanges is not regulated by the CFTC.

         Engaging in these transactions involves risk of loss, which could adversely affect the value of the Fund's net assets. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit fluctuation in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Portfolio Fund or Portfolio Account to substantial losses.

         Successful use of futures also is subject to a Portfolio Manager's ability to correctly predict movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract.

         Some or all of the Portfolio Managers may purchase and sell stock index futures contracts for a Portfolio Fund or Portfolio Account. A stock index future obligates a Portfolio Fund or Portfolio Account to pay, or entitles it to receive, an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in those securities on the next business day.

         Some or all of the Portfolio Managers may purchase and sell interest rate futures contracts for a Portfolio Fund or Portfolio Account. An interest rate future represents an obligation to purchase or sell an amount of a specific debt security at a future date at a specific price.

         Some or all of the Portfolio Managers may purchase and sell currency futures. A currency future creates an obligation to purchase or sell an amount of a specific currency at a future date at a specific price.

         OPTIONS ON SECURITIES INDICES. Some or all of the Portfolio Managers may purchase and sell for the Portfolio Funds and Portfolio Accounts call and put options on stock indices listed on national securities exchanges or traded in the over-the-counter market for hedging purposes and non-hedging purposes to pursue their investment objectives. A stock index fluctuates with changes in the market values of the stocks included in the index. Accordingly, successful use by a Portfolio Manager of options on stock indices will be subject to the Portfolio Manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry or market segment. This requires different skills and techniques than predicting changes in the prices of individual stocks.

         WARRANTS AND RIGHTS. Warrants are derivative instruments that permit, but do not obligate, the holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates.

         SWAP AGREEMENTS. The Portfolio Managers may enter into equity, interest rate, index and currency rate swap agreements on behalf of Portfolio Funds and Portfolio Accounts. Index Derivatives purchased by the Fund may also take the form of swap agreements. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if an investment was made directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular non-U.S. currency, or in a "basket" of securities representing a particular index, industry or industry sector. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates exceed a specified rate or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates fall below a specified level or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         Most swap agreements entered into by a Portfolio Fund or Portfolio Account would require the calculation of the obligations of the parties to the agreements on a "net basis." Consequently, a Portfolio Fund's or Portfolio Account's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The risk of loss with respect to swaps is limited to the net amount of interest payments that a party is contractually obligated to make. If the other party to a swap defaults, a Portfolio Fund's or Portfolio Account's risk of loss consists of the net amount of payments that it contractually is entitled to receive.

         In seeking investment returns equivalent to those achieved by one or more Portfolio Managers (either to leverage the Fund's exposure to the Index or to invest in the investment program of a Portfolio Manager in whose investment vehicles the Fund could not invest directly), the Fund may enter into swap agreements under which it may agree, on a net basis, to pay a return based on a floating interest rate, such as LIBOR, and to receive the total return of a reference investment vehicle (or vehicles) over a stated time period. The Fund may seek to achieve the same investment result through the use of other derivatives in similar circumstances. The Federal income tax treatment of swap agreements and other derivatives used in the above manner is unclear.

LENDING PORTFOLIO SECURITIES

         A Portfolio Fund or Portfolio Account may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Portfolio Fund or Portfolio Account continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities which affords the Portfolio Fund or Portfolio Account an opportunity to earn interest on the amount of the loan and on the collateral it receives from borrowers of the securities. A Portfolio Fund or Portfolio Account generally will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Portfolio Fund or Portfolio Account might experience risk of loss if the institution with which it has engaged in a securities loan transaction breaches its agreement with the Portfolio Fund or Portfolio Account.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES

         To reduce the risk of changes in securities prices and interest rates, a Portfolio Fund or Portfolio Account may purchase securities on a forward commitment, when-issued or delayed delivery basis, which means delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable with respect to such purchases are fixed when the Portfolio Fund or Portfolio Account enters into the commitment, but the Portfolio Fund or Portfolio Account does not make payment until it receives delivery from the counterparty. After a Portfolio Fund or Portfolio Account commits to purchase such securities, but before delivery and settlement, it may sell the securities if it is deemed advisable.

         Securities purchased on a forward commitment or when-issued or delayed delivery basis are subject to changes in value, generally changing in the same way (i.e., appreciating when interest rates decline and depreciating when interest rates rise), based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities so purchased may expose a Portfolio Fund or Portfolio Account to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or delayed delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed delivery basis when a Portfolio Fund or Portfolio Account is fully or almost fully invested results in a form of leverage and may result in greater potential fluctuation in the value of the net assets of a Portfolio Fund or Portfolio Account. In addition, there is a risk that securities purchased on a when-issued or delayed delivery basis may not be delivered and that the purchaser of securities sold by a Portfolio Fund or Portfolio Account on a forward basis will not honor its purchase obligation. In such cases, the Portfolio Fund or Portfolio Account may incur a loss.

CONVERSION INTO A FEEDER FUND

         The Board may convert the Fund in the future into a feeder fund in a master-feeder fund structure without approval of the Fund's shareholders (the "Shareholders"). It is uncertain whether the Fund will convert into a feeder fund in the future and doing so may require certain regulatory approvals. As a feeder fund, the Fund would seek to achieve its investment objective by investing all of its assets in the securities of a single master fund with substantially the same investment objective, strategies and restrictions as the Fund. If the Fund were to convert into a feeder fund, the Fund's interest in the securities owned by the master fund would be indirect, unlike other investment companies that typically acquire and manage their own portfolio of securities directly. In addition to selling its securities to the Fund, the master fund would be able to sell its securities directly to other affiliated and non-affiliated investors and to other feeder funds. The returns experienced by investors in the Fund, direct investors in the master fund, and other feeder funds that invest in the master fund may differ. Moreover, redemption or repurchase of the securities of the master fund by direct investors and other feeder funds may require the master fund to sell portfolio securities, which could alter the composition of the master fund's holdings and could adversely affect the Fund.

           REPURCHASES, MANDATORY REDEMPTIONS AND TRANSFERS OF SHARES

REPURCHASE OFFERS

         As discussed in the prospectus, offers to repurchase Shares will be made by the Fund at such times and on such terms as may be determined by the Board of Trustees of the Fund (the "Board"), in its sole discretion in accordance with the provisions of applicable law. In determining whether the Fund should repurchase Shares pursuant to written tenders, the Board will consider the recommendations of Rydex. The Board also will consider various factors, including but not limited to those listed in the prospectus, in making its determinations. While there is no guarantee that offers to repurchase Shares will be made, Rydex expects to recommend to the Board that the Fund make offers to repurchase Shares four times a year.

         The Board will cause the Fund to make offers to repurchase Shares pursuant to written tenders only on terms it determines to be fair to the Fund and to all Shareholders. When the Board determines that the Fund will repurchase Shares, notice will be provided to each Shareholder describing the terms thereof, and containing information Shareholders should consider in deciding whether and how to participate in such repurchase opportunity. Shareholders who are deciding whether to tender their Shares during the period that a repurchase offer is open may ascertain an estimated net asset value from Rydex during such period. If a repurchase offer is oversubscribed by Shareholders who tender Shares for repurchase, the Fund will repurchase only a pro rata portion of the Shares tendered by each Shareholder. In addition, a shareholder who tenders for repurchase only a portion of Shares it holds will be required to maintain a minimum balance of $15,000, as of the repurchase date. The Fund has the right to reduce the amount of Shares to be repurchased from a shareholder so that the required minimum balance is maintained.

         As discussed in the prospectus, the Fund will issue notes to tendering Shareholders in connection with the repurchase of Shares. Upon its acceptance of tendered Shares for repurchase, the Fund will maintain daily on its books a segregated account consisting of (i) cash, (ii) liquid securities or (iii) interests in Portfolio Funds that the Fund has requested be withdrawn (or any combination of the foregoing), in an amount equal to the aggregate estimated unpaid dollar amount of the notes issued by the Fund in connection with the repurchase offer.

         A repurchase fee equal to [___]% (the "Repurchase Fee") of the value of shares repurchased by the Fund will apply if the date as of which the Shares are valued for purposes of repurchase is less than one year following the date of shareholder's purchase of the Shares (for this purpose, the first Shares purchased by an investor will be deemed to be the first Shares sold by the investor (i.e., it will be determined on a first-in, first-out basis)). The repurchase fee, if applicable, will be payable to the Fund and deducted before payment of the proceeds of the repurchase to the Shareholder.

         Payment for repurchased Shares may require the Fund to liquidate portfolio holdings earlier than Rydex would otherwise liquidate these holdings, potentially resulting in losses, and may increase the Fund's portfolio turnover. Rydex intends to take measures (subject to such policies as may be established by the Board) to attempt to avoid or minimize potential losses and turnover resulting from the repurchase of Shares.

         The Fund's Declaration of Trust (the "Declaration of Trust") provides that the Fund will be dissolved if the Shares of any Shareholder that has submitted a written request for repurchase of its Shares have not been repurchased by the Fund within a period of two years after the Shareholder's request; provided, however, that dissolution will not be required if the Fund is unable to repurchase a Shareholder's Shares as a result of regulatory restrictions that prevent the Fund from fulfilling a repurchase request.

MANDATORY REDEMPTIONS

         As noted in the prospectus, the Fund has the right to redeem Shares (or portion thereof) of a Shareholder or any person acquiring Shares (or portion thereof) from or through a Shareholder under certain circumstances, including if:

          o ownership of a Share by a Shareholder or other person will cause the Fund or Rydex to be in violation of, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the U.S. or any other relevant jurisdiction;

          o continued ownership of the Share may be harmful or injurious to the business or reputation of the Fund, Rydex or the Board, or may subject the Fund or any Shareholders to an undue risk of adverse tax or other fiscal consequences;

          o any of the representations and warranties made by a Shareholder in connection with the acquisition of the Share was not true when made or has ceased to be true; or

          o it would be in the best interests of the Fund to repurchase the Shares or a portion thereof.

                             MANAGEMENT OF THE FUND
BOARD OF TRUSTEES

         The management of the Fund, including general supervision of the duties performed for the Fund under the Investment Advisory Agreement (defined below), is the responsibility of the Board. The number of trustees of the Fund is currently set at four (each, a "Trustee" and collectively, the "Trustees"). The identity of the Trustees and officers of the Fund and brief biographical information regarding each Trustee and officer during the past five years is set forth below.

         One of the Trustees is deemed to be an "interested person" of the Fund, as defined by the Investment Company Act, because he is an officer and employee of Rydex or its affiliates.

Each Trustee and officer of the Fund was appointed on [___], 2005. Trustees will each serve an indefinite term of office and officers of the Fund will be elected annually.

-------------------------- ------------ ------------ ------------------------- --------------- ---------------------
                                                                                 NUMBER OF
                                                                               FUNDS IN FUND
                           POSITION(S)                                           COMPLEX
 NAME, ADDRESS AND YEAR     HELD WITH    LENGTH OF    PRINCIPAL OCCUPATIONS     OVERSEEN BY    OTHER DIRECTORSHIPS
        OF BIRTH              FUND      TIME SERVED  DURING THE PAST 5 YEARS      TRUSTEE        HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------
[TO BE PROVIDED BY AMENDMENT]
--------------------------------------------------------------------------------------------------------------------
"INTERESTED" TRUSTEES
--------------------------------------------------------------------------------------------------------------------
Michael P. Byrum           Trustee      Since 2005   President Rydex Capital         1         NONE
c/o Rydex Capital          and                       Partners, Vice
Partners                   President                 President of Rydex ETF
4601 Blackwell Rd.                                   Trust (since 2002);
Suite 500                                            Vice President of Rydex
Rockville, MD  20850                                 Series Funds (since
Born: July 2, 1970                                   1997); Vice President
                                                     of the Rydex Dynamic Funds
                                                     (since 1999); Executive
                                                     Vice President and Senior
                                                     Portfolio Manager of PADCO
                                                     Advisors, Inc. (investment
                                                     adviser) (since 1993);
                                                     Executive Vice President
                                                     and Senior Portfolio
                                                     Manager of PADCO Advisors
                                                     II, Inc. (investment
                                                     adviser) (since 1996);
                                                     Secretary of Rydex
                                                     Distributors, Inc. (since
                                                     1996); Investment
                                                     Representative, Money
                                                     Management Associates,
                                                     (registered investment
                                                     adviser) (from 1992 to
                                                     1993).
--------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------

Carl G. Verboncoeur        Vice         Since 2005   Vice President and             N/A        N/A
9601 Blackwell Rd.         President                 Treasurer of the Rydex
Suite 500                                            ETF Trust (since 2002);
Rockville, MD 20850                                  Vice President and
Born: November 23, 1952                              Treasurer of Rydex
                                                     Series Funds (since 1997);
                                                     Vice President and
                                                     Treasurer of Rydex Variable
                                                     Trust, (since 1998); Vice
                                                     President and Treasurer of
                                                     Rydex Dynamic Funds (since
                                                     1999); Executive Vice
                                                     President of Rydex Fund
                                                     Services, Inc. (since
                                                     2000); Vice President of
                                                     Rydex Distributors, Inc.,
                                                     (since 1997); Senior Vice
                                                     President, Crestar Bank,
                                                     (from 1995 to 1997) and
                                                     Crestar Asset Management
                                                     Company (registered
                                                     investment adviser (from
                                                     1993 to 1995); Vice
                                                     President of Perpetual
                                                     Savings Bank
--------------------------------------------------------------------------------------------------------------------


-------------------------- ------------ ------------ ------------------------- --------------- ---------------------
                                                                                 NUMBER OF
                                                                               FUNDS IN FUND
                           POSITION(S)                                           COMPLEX
 NAME, ADDRESS AND YEAR     HELD WITH    LENGTH OF    PRINCIPAL OCCUPATIONS     OVERSEEN BY    OTHER DIRECTORSHIPS
        OF BIRTH              FUND      TIME SERVED  DURING THE PAST 5 YEARS      TRUSTEE        HELD BY TRUSTEE
-------------------------- ------------ ------------ ------------------------- --------------- ---------------------
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                     (from 1987 to 1993).
--------------------------------------------------------------------------------------------------------------------
Joanna M. Haigney          Secretary    Since 2005   Secretary of Rydex             N/A        N/A
Rydex Capital Partners                               Capital Partners,
9601 Blackwell Road                                  (since 2003); Assistant
Suite 500                                            Secretary of Rydex
Rockville, MD  20850                                 Series Funds, (since
Born: October 10, 1966                               2000); Assistant
                                                     Secretary of Rydex
                                                     Variable Trust, (since
                                                     2000); Assistant
                                                     Secretary Rydex ETF
                                                     Trust, (since 2003);
                                                     Vice President of
                                                     Compliance of Rydex
                                                     Fund Services, Inc.,
                                                     (since 2000); Assistant
                                                     Secretary of Rydex
                                                     Dynamic Funds, (since
                                                     2000); Assistant
                                                     Secretary of Rydex
                                                     Distributors, Inc.,
                                                     (since 2000); Vice
                                                     President Fund
                                                     Administration, Chase
                                                     Global Funds Services
                                                     Co., a division of
                                                     Chase Manhattan Bank
                                                     NA, (from 1994 to 1999.
--------------------------------------------------------------------------------------------------------------------
Nick Bonos                 Treasurer    Since 2005   Senior Vice President          N/A        N/A
Rydex Capital Partners     and                       of Rydex Fund Services,
9601 Blackwell Road        Principal                 Inc. (Fund's
Suite 500                  Financial                 Distributor) (since
Rockville, MD  20850       Officer                   2003); Vice President
Born: May 30, 1963                                   of Accounting, Rydex
                                                     Fund Services, Inc.
                                                     (2000 to 2002); Vice
                                                     President - Mutual Fund
                                                     Services, State Street
                                                     Corp. (1997 to 1999).
--------------------------------------------------------------------------------------------------------------------
Carlyn Edgar               Assistant    Since 2005   Senior Analyst, Fund           N/A        N/A
Citigroup Global           Treasurer                 Administration, Citigroup
Transaction Services                                 since
Two Portland Square                                  2003; Manager, Client
Portland, ME 04101                                   Reporting, Forum
Born: 1972                                           Financial Group, LLC (a
                                                     fund services company
                                                     acquired by Citigroup in
                                                     2003) 2001 to 2003; Senior
                                                     Compliance Specialist,
                                                     Forum Financial Group, LLC,
                                                     2000 to 2001; Tax
                                                     Operations Consultant,
                                                     Forum Financial Group, LLC,
                                                     1999 to 2000; Audit
                                                     Manager, Financial
                                                     Services, Berry, Dunn,
                                                     McNeil & Parker, CPAs 1999
                                                     and prior.
--------------------------------------------------------------------------------------------------------------------

COMMITTEES

         The Board of Trustees has a standing Audit Committee currently consisting of Messrs. _________________. The principal functions of the Fund's Audit Committee are: (i) to recommend to the Board the appointment of the Fund's independent auditors, (ii) to meet separately with the independent auditors (and counsel for Trustees who are not deemed to be

"interested persons" of the Fund) ("Independent Trustees") and review the scope and anticipated costs of the audit and (iii) to receive and consider a report from the independent auditors concerning their conduct of the audit, including any comments or recommendations they might want to make in that connection. As the Fund is only recently organized, no meetings of the Audit Committee have been held as of the date of this SAI.

         The Board of Trustees has a standing Valuation Committee currently consisting of Messrs. _________________. The principal function of the Valuation Committee is to oversee the Fund's Pricing Procedures including, but not limited to, the review and approval of fair value pricing determinations made by Rydex. As the Fund is only recently organized, no meetings of the Valuation Committee have been held as of the date of this SAI.

COMPENSATION

         The following table shows compensation expected to be paid to the Independent Trustees for the current fiscal year:

                                                       Total Compensation from
       Name and          Aggregate Compensation from    Fund and Fund Complex
  Position with Fund            the Fund*                (as of [___], 2005)
----------------------   ---------------------------  -------------------------




* Estimated for the fiscal year ending [___], 2005, assuming a full year of operation.


         Trustees who are not employees of Rydex or any of its affiliates are paid by the Fund a fee of $[___] per meeting of the Board or any committee thereof. Such Trustees are reimbursed by the Fund for their reasonable travel and out-of-pocket expenses. The Trustees do not receive any pension or retirement benefits from the Fund. Trustees employed by Rydex or any of its affiliates, and the officers of the Fund do not receive any compensation from the Fund.

         The following table sets forth the dollar range of equity securities beneficially owned by each Trustee as of _________________.

                                                      Aggregate Dollar Range of
                                                       Equity Securities in All
                                                        Registered Investment
                                                       Companies Overseen by
                             Dollar Range of Equity     Trustee in Family of
     Name of Trustee         Securities in the Fund     Investment Companies
--------------------------  ------------------------- --------------------------

         No Trustee who is not an interested person of the Fund owns beneficially or of record any security of the Fund or Rydex or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Fund or Rydex.

                          INVESTMENT ADVISORY SERVICES

THE INVESTMENT ADVISER

         Rydex serves as the Fund's investment adviser, subject to the ultimate supervision of and subject to any policies established by the Board.

         The managing member of Rydex is Rydex Partners I, LLC, which in turn is wholly owned by PADCO Advisors II, Inc., a Maryland corporation that is a registered investment adviser of Rydex Distributors, Inc., is the distributor of the Fund's shares. The voting common stock of Rydex is held predominantly by a trust established by the late Albert P. Viragh, Jr., the founder of Rydex, for the benefit of members of his family (the "Viragh Family Trust").

         Rydex is an affiliate of PADCO Advisors, Inc. and PADCO Advisors II, Inc., which conduct their businesses under the name Rydex Investments. Rydex Investments is the sponsor of an innovative financial services firm with 47 open-end flexible investment products designed for a variety of market conditions. Rydex Investments' 17 sector funds offer pure exposure to industry sectors, giving investors the ability to take advantage of a particular market sector at a given time. Rydex Investments' exchange traded fund, S&P Equal Weight ETF tracks an equal weighted S&P 500 Index through measured performance in equal components of the 500 stocks of the SPX, rebalancing on a quarterly basis. Its flagship portfolio, Rydex Nova Fund, was the first leveraged benchmark fund available to the public. Rydex Investments through its affiliate, Rydex Capital Partners, offers a closed-end fund based on the S&P Hedge Fund Index. Rydex Investments directly and indirectly through its affiliates, manages over $12 billion in assets as of March 31, 2005 across its mutual fund, variable annuity and sub-advisory businesses.

                [ADD PORTFOLIO MANAGER DISCLOSURE WHEN AVAILABLE]

THE INVESTMENT ADVISORY AGREEMENT

         Pursuant to the terms of an investment advisory agreement entered into between the Fund and Rydex dated as of [___], 2005 (the "Investment Advisory Agreement"), Rydex is responsible for developing, implementing and supervising the Fund's investment program and providing day-to-day investment management services.

         In consideration of the investment advisory services provided by Rydex, the Fund pays Rydex a fee (the "Advisory Fee") computed and paid monthly in arrears at the annual rate of [___]% of the value of the Fund's net assets determined as of the beginning of each month. The Advisory Fee is in addition to the fees charged by the Portfolio Funds. A portion of the Advisory Fee will be refunded to the Fund in the event that the Investment Advisory Agreement is terminated at any time other than the end of a month in a pro rata amount based on the number of days remaining in the month.

         The Investment Advisory Agreement was approved by the Board (including a majority of the Independent Trustees), at a meeting held in person on [___], 2005, and was approved on [___], 2005 by Rydex as the Fund's sole initial Shareholder. The Investment Advisory Agreement has an initial term expiring two years from the date of its execution, and may be continued in effect from year to year thereafter if such continuance is approved annually by the Board or by vote of a majority of the outstanding voting securities of the Fund; provided that in either event the continuance is also approved by a majority of the Independent Trustees by vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement is terminable without penalty, on 60 days' prior written notice: by the Board; by vote of a majority of the outstanding voting securities of the Fund; or by Rydex. The Investment Advisory Agreement also provides that it will terminate automatically in the event of its "assignment," as defined by the Investment Company Act and the rules thereunder.

         The Investment Advisory Agreement provides that Rydex will not be liable to the Fund for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance by Rydex of its duties under the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Rydex or any of its officers, directors, employees or agents in the performance of their duties under the Investment Advisory Agreement, or from reckless disregard by Rydex of its obligations and duties under the Investment Advisory Agreement. The Investment Advisory Agreement also provides for indemnification by the Fund of Rydex and each of Rydex's officers, directors, employees or agents against any liabilities and expenses reasonably incurred by them in connection with, or resulting from, their actions or inactions in connection with the performance of their duties under the Investment Advisory Agreement. Indemnification is available only to the extent the loss, claim, liability or expense did not result from willful misfeasance, bad faith or gross negligence in the performance by the persons seeking indemnification of their duties, or the reckless disregard of their obligations and duties, under the Investment Advisory Agreement.

         Rydex and the Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement"). Pursuant to the terms of the Expense Limitation Agreement, Rydex will waive its fees or pay or absorb the ordinary operating expenses of the Fund (including expenses associated with the organization and initial offering of the Fund) to the extent necessary to limit the ordinary operating expenses of the Fund to [___]% per annum of the Fund's average monthly net assets (the "Expense Limitation"). The Expense Limitation may not be modified or eliminated except with approval of the Board. Ordinary operating expenses do not include, interest expense, taxes, brokerage, commission, indirect fees resulting from the Fund's investment in Portfolio Funds and extraordinary expenses. This expense limitation may not be modified or eliminated except with approval of the Board. The Expense Limitation Agreement will automatically terminate if Rydex (or an affiliate of Rydex) no longer provides investment advisory services to the Fund or until terminated by Rydex or the Fund. Repurchase Fees, if any, received by the Fund in connection with repurchases of Shares will be deemed to offset Fund expenses for purposes of the Expense Limitation. Thus, the Fund's ordinary operating expenses may exceed the Expense Limitation by an amount equal to the amount of repurchase fee the Fund receives.

                    [ADD BOARD CONSIDERATIONS WHEN AVAILABLE]

ADMINISTRATION AGREEMENT

         Pursuant to the terms of an administration agreement entered into between the Fund and Rydex dated as of [___], 2005 (the "Administration Agreement"), Rydex also provides certain administrative services to the Fund, including, among others: fund accounting and investor accounting, providing office space and other support services and personnel as necessary to provide such services to the Fund; supervising the entities retained by the Fund to provide accounting services, investor services and custody services; handling shareholder inquiries regarding the Fund, including but not limited to questions concerning their investments in the Fund; preparing or assisting in the preparation of various reports, communications and regulatory filings of the Fund; assisting in the review of investor applications; monitoring the Fund's compliance with Federal and state regulatory requirements; coordinating and organizing meetings of the Board and meetings of Shares and preparing related materials; and maintaining and preserving certain books and records of the Fund.

         In consideration for these services, the Fund pays Rydex a fee computed and paid monthly in arrears at the annual rate of [___]% of the value of the Fund's net assets, determined as of the beginning of each month (the "Administration Fee").

         Rydex has entered into an agreement with [___] (collectively, the "Sub-Administrator") to provide certain of the foregoing administrative services at Rydex's expense. For these services, Rydex, at its own expense, pays the Sub-Administrator a monthly fee at the annual rate of [___]% on the first $50 million of the Fund's monthly net assets, [___]% on the Fund's monthly net assets between $50 million and $100 million, [___]% on the Funds' monthly net assets between $100 million and $200 million, and [___]% on the Fund's monthly net assets over $200 million. Such fee is subject to a $100,000 per year minimum.

TRANSFER AGENT SERVICES

         [___] serves as the Fund's transfer agent pursuant to a transfer agency agreement with the Fund. The principal business address of [___] is [ADDRESS].

OTHER AGREEMENTS

         Rydex has entered into a licensing agreement with PlusFunds Group Inc. ("PlusFunds") to obtain the right to offer shares of a registered investment company that is designed to track the Index and to use certain marks related to the Index. The licensing agreement also provides that PlusFunds will provide Rydex with reports, compilations, and other data related to the Portfolio funds that will facilitate Rydex's management of the Fund. Fees payable to PlusFunds under this agreement are paid by Rydex and not by the Fund.

FUND EXPENSES

         The Fund will bear all costs and expenses incurred in its business and operations other than those specifically required to be borne by Rydex pursuant to the Investment Advisory Agreement. Costs and expenses borne by the Fund include, but are not limited to, the following:

          o all costs and expenses directly related to investment transactions and positions for the Fund's account, including, but not limited to, brokerage commissions, research fees, interest and commitment fees on loans and debit balances, borrowing charges on securities sold short, dividends on securities sold but not yet purchased, custodial fees, margin fees, transfer taxes and premiums, taxes withheld on foreign dividends and indirect expenses from investments in Portfolio Funds;

          o all costs and expenses associated with the operation and registration of the Fund, offering costs and the costs of compliance with, any applicable Federal and state laws;

          o all costs and expenses associated with the organization and operation of separate investment funds managed by Portfolio Managers retained by the Fund;

          o the costs and expenses of holding meetings of the Board and any meetings of Shareholders, including costs associated with the preparation and dissemination of proxy materials;

          o the fees and expenses of the Fund's independent registered public accountants, legal counsel and other consultants and professionals engaged on behalf of the Fund;

          o    the Advisory Fee;

          o    the Administration Fee;

          o the fees payable to the Fund's custodian, transfer agent and other persons providing additional administrative services to the Fund;

          o the costs of a fidelity bond and any liability insurance obtained on behalf of the Fund or the Board;

          o all costs and expenses of preparing, setting in type, printing and distributing reports and other communications to Shareholders;

          o the fees and expenses charged by Portfolio Funds to their investors; and

          o    such other types of expenses as may be approved by the Board.

          As noted above, the Fund will indirectly bear fees and expenses as an investor in Portfolio Funds. Each Portfolio Manager generally receives a management fee and a performance-based allocation with respect to the assets of Portfolio Funds that it manages. The amount of these fees and allocations varies among Portfolio Managers, but the management fees are generally expected to be between 1%-2.5%, on an annual basis, of the total assets managed by a Portfolio Manager, and the performance-based allocations are generally expected to be between 15%-25% of the net capital appreciation in the assets managed by a Portfolio Manager. If the Fund retains a Portfolio Manager to manage a Portfolio Account, the fees or allocations payable to the Portfolio manager may differ from, and could be higher than, those described above. Any such arrangements will be subject to the approval of the Board and Shares.

CODE OF ETHICS

          The Fund, Rydex and the Distributor each has adopted a joint code of ethics under Rule 17j-1 of the Investment Company Act designed to detect and prevent improper personal trading by its personnel, including investment personnel, that might compete with or otherwise take advantage of the Fund's portfolio transactions. Covered persons under the code of ethics include the Trustees and the officers of Rydex, as well as employees of Rydex having knowledge of the investments and investment intentions of the Fund. The code of ethics permits persons subject to it to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the codes of ethics is carefully monitored and enforced.

          The code of ethics is included as an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The code of ethics is available on the EDGAR database on the SEC's Internet site at http://www.sec.gov, and also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                              CONFLICTS OF INTEREST

THE ADVISER

          Rydex and its affiliates manage the assets of registered investment companies other than the Fund and provide investment advisory services to other accounts ("Rydex Accounts"). The Fund has no interest in these activities. Rydex and its officers or employees who assist in providing services to the Fund will be engaged in substantial activities other than on behalf of the Fund and may have conflicts of interest in allocating their time and activity between the Fund and other registered investment companies and accounts managed by Rydex or one of its affiliates. Rydex and its officers and employees will devote so much of their time to the affairs of the Fund as in their judgment is necessary and appropriate.

PARTICIPATION IN INVESTMENT OPPORTUNITIES

          As a general matter, Rydex will consider participation by the Fund in all appropriate investment opportunities, and those investment opportunities may also be considered for investment by other Rydex Accounts. There may be circumstances, however, under which Rydex will cause one or more Rydex Accounts to commit a larger percentage of their respective assets to an investment opportunity than Rydex will commit of the Fund's assets. There also may be circumstances under which the Rydex will consider participation by Rydex Accounts in investment opportunities in which Rydex does not intend to invest on behalf of the Fund, or vice versa.

          Rydex will evaluate for the Fund and for each Rydex Account a variety of factors that may be relevant in determining whether a particular investment opportunity or strategy is appropriate and feasible for the Fund or a Rydex Account at a particular time, including, but not limited to, the following: (1) the nature of the investment opportunity taken in the context of the other investments at the time; (2) the liquidity of the investment relative to the needs of the particular entity or account; (3) the availability of the opportunity (i.e., size of the obtainable position); (4) the transaction costs involved; and (5) the investment or regulatory limitations applicable to the particular entity or account. Because these considerations may differ for the Fund and the Rydex Accounts in the context of any particular investment opportunity, the investment activities of the Fund and the Rydex Accounts may differ from time to time. In addition, the fees and expenses of the Fund will differ from those of the Rydex Accounts. Accordingly, the future performance of the Fund and the Rydex Accounts will vary.

          When Rydex determines that it would be appropriate for the Fund and one or more Rydex Accounts to participate in an investment transaction in the same Portfolio Fund or other investment at the same time, it will attempt to aggregate, place and allocate orders on a basis that Rydex believes to be fair and equitable, consistent with its responsibilities under applicable law. Decisions in this regard are necessarily subjective and there is no requirement that the Fund participate, or participate to the same extent as the Rydex Accounts, in all investments or trades. However, no participating entity or account will receive preferential treatment over any other and Rydex will take steps to ensure that no participating entity or account will be systematically disadvantaged by the aggregation, placement and allocation of orders and investments.

          Situations may occur, however, where the Fund could be disadvantaged because of the investment activities conducted by Rydex for the Rydex Accounts. Such situations may be based on, among other things, the following: (1) legal restrictions or other limitations (including limitations imposed by Portfolio Managers with respect to Portfolio Funds) on the combined size of positions that may be taken for the Fund and the Rydex Accounts, thereby limiting the size of the Fund's position or the availability of the investment opportunity; (2) the difficulty of liquidating an investment for the Fund and the Rydex Accounts where the market cannot absorb the sale of the combined positions; and (3) the determination that a particular investment is warranted only if hedged with an option or other instrument and there is a limited availability of such options or other instruments. In particular, the Fund may be legally restricted from entering into a transaction in which it is a "joint participant" (as defined in the Investment

Company Act) with the Rydex Accounts with respect to the securities of an issuer without first obtaining exemptive relief from the SEC. See "Other Matters" below.

          Members, officers, employees and affiliates of Rydex may buy and sell securities or other investments for their own accounts and may have actual or potential conflicts of interest with respect to investments made on behalf of the Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by members, officers, employees and affiliates of Rydex, or by Rydex for the Rydex Accounts, that are the same, different or made at a different time than positions taken for the Fund.

OTHER MATTERS

          Rydex and its affiliates will not purchase securities or other property from, or sell securities or other property to, the Fund, except where permitted by law. However, subject to certain conditions imposed by applicable rules under the Investment Company Act, the Fund may effect certain principal transactions in securities with one or more accounts managed by Rydex, except for accounts in which Rydex or any of its affiliates serves as a general partner or certain accounts in which it has a financial interest (other than an interest that results solely from Rydex or one of its affiliates serving as an investment adviser to the account). These transactions would be effected in circumstances where Rydex has determined that it would be appropriate for the Fund to purchase (or sell), and Rydex has determined it would be appropriate for another account to sell (or purchase), the same security or instrument on the same day.

                                   TAX ASPECTS

          This summary of certain aspects of the Federal income tax treatment of the Fund and its Shareholders is based upon the Code, judicial decisions, Treasury Regulations ("Regulations") and rulings in existence on the date hereof, all of which are subject to change. This summary does not discuss the impact of various proposals to amend the Code which could change certain of the tax consequences of an investment in the Fund. This summary also does not discuss all of the tax consequences that may be relevant to a particular investor or to certain investors subject to special treatment under the Federal income tax laws. The Fund is actively managed and its investment strategies may be employed without regard to the tax consequences of the Fund's transactions on the Fund's Shares.

          Each investor should consult its own tax adviser as to the tax consequences of investing in the Fund, including the application of state and local taxes which may be different from the Federal income tax consequences described herein.

TAXATION OF THE FUND

         CLASSIFICATION OF THE FUND AND TAX TREATMENT OF FUND OPERATIONS

          The Fund intends to elect to be treated and to qualify as a regulated investment company ("RIC") under Subchapter M of the Code and will elect to be a RIC on its tax return. To so qualify, the Fund must, among other things, satisfy an income test and a diversification test.

          To satisfy the income test, at least 90% of the Fund's gross income in each taxable year must consist of dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, net income derived from an interest in a "qualified publicly traded partnership" (generally, a publicly traded partnership other than one where at least 90% of its gross income is gross income that would otherwise be qualifying gross income for a RIC), or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies.

          The Fund must also diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's total assets is represented by cash and cash items, securities of other regulated investment companies, U.S. Government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or one or more qualified publicly traded partnerships. For purposes of meeting these diversification requirements, the Fund will test the diversification of its assets in each of two alternative ways: (i) each Portfolio Fund and Portfolio Account treated as a partnership for Federal income tax purposes will be treated as a single issuer and any other Portfolio Account's assets will be treated as if held directly by the Fund; and
(ii) the Fund's proportionate share of the assets of each Portfolio Fund and Portfolio Account treated as a partnership for Federal income tax purposes will be treated as if held directly by the Fund.

          As a RIC, the Fund is not subject to Federal income tax on the portion of its taxable income that it distributes to its shareholders, provided that it distributes at least 90% of its investment company taxable income (generally, its taxable income, less the excess of its long-term capital gains over its short-term capital losses) and 90% of its tax-exempt income, if any, each taxable year. The Fund intends to distribute substantially all of its income and gains to its shareholders each year and also intends to distribute its income and gains in such a way that it will not be subject to the 4% Federal excise tax on certain undistributed amounts. The Fund is required to make distributions regardless of whether it has received distributions relating to its income and gains, and it may borrow for the purpose of meeting such distribution requirements.

          If for any taxable year the Fund does not qualify for the special Federal income tax treatment afforded RICs, all of its taxable income will be subject to Federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, would be eligible for the dividends-received deduction in the case of corporate shareholders, and would qualify for the reduced tax rates applicable to "qualified dividends" in the case of individual shareholders. In addition, if the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a RIC in a subsequent year.

TAX TREATMENT OF FUND INVESTMENTS

          Unless otherwise indicated, references in the following discussion to the tax consequences of Fund investments, activities, income, gain and loss, include the direct investments, activities, income, gain and loss of the Fund, and those indirectly attributable to the Fund as a result of it being a member of a Portfolio Fund or investment vehicle established for a Portfolio Account which is treated as a partnership for Federal income tax purposes.

          IN GENERAL. Subject to the treatment of (i) certain currency exchange gains as ordinary income (see "Currency Fluctuations-'Section 988' Gains or Losses" below), (ii) gains and losses from certain passive foreign investment companies ("PFICs"), as ordinary income and loss (see "Passive Foreign Investment Companies" below), (iii) gains and losses relating to Portfolio Funds and investment vehicles established for Portfolio Accounts that make a "mark-to-market" election, as ordinary income and loss (see "Mark-to-Market Election" below) and (iv) certain other transactions described below, the Fund expects that its gains and losses from its securities transactions typically will be capital gains and capital losses. These capital gains and losses may be long-term or short-term depending, in general, upon the length of time the Fund maintains a particular investment position and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules relating to short sales, to so-called "straddle" and "wash sale" transactions and to Section 1256 Contracts (as defined below) may serve to alter the manner in which the Fund's holding period for a security is determined or may otherwise affect the characterization as short-term or long-term, and also the timing of the realization, of certain gains or losses. Moreover, the straddle rules and short sale rules may require the capitalization of certain related expenses of the Fund.

          The Fund will realize ordinary income from dividends and accruals of interest on securities. The Fund may hold debt obligations with "original issue discount." In such case, the Fund would be required to include amounts in taxable income on a current basis even though receipt of such amounts may occur in a subsequent year. The Fund will also acquire debt obligations with "market discount." Upon disposition of such an obligation, the Fund generally would be required to treat gain realized as interest income to the extent of the market discount which accrued during the period the debt obligation was held by the Fund. (See also "Market Discount Obligations".) Income or loss from transactions involving certain derivative instruments, such as swap transactions, will also generally constitute ordinary income or loss.

          Gain recognized from certain "conversion transactions" will be treated as ordinary income. Generally, a conversion transaction is one of several enumerated transactions where substantially all of the taxpayer's return is attributable to the time value of the net investment in the transaction. The enumerated transactions are (i) the holding of any property (whether or not actively traded) and entering into a contract to sell such property (or substantially identical property) at a price determined in accordance with such contract, but only if such property was acquired and such contract was entered into on a substantially contemporaneous basis, (ii) certain straddles, (iii) generally any other transaction that is marketed or sold on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain or (iv) any other transaction specified in Regulations.

          CURRENCY FLUCTUATIONS-"SECTION 988" GAINS OR LOSSES. To the extent that the Fund's investments are made in securities denominated in a foreign currency, gain or loss realized by the Fund frequently will be affected by the fluctuation in the value of such foreign currencies relative to the value of the dollar. Generally, gains or losses with respect to the Fund's investments in common stock of foreign issuers will be taxed as capital gains or losses at the time of the disposition of such stock. However, under Section 988 of the Code, gains and losses of the Fund on the acquisition and disposition of foreign currency (e.g., the purchase of foreign currency and subsequent use of the currency to acquire stock) will be treated as ordinary income or loss. Moreover, under Section 988, gains or losses on disposition of debt securities denominated in a foreign currency to the extent attributable to fluctuation in the value of the foreign currency between the date of acquisition of the debt security and the date of disposition will be treated as ordinary income or loss. Similarly, gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities may be treated as ordinary income or ordinary loss.

          As indicated above, the Fund may acquire foreign currency forward contracts, enter into foreign currency futures contracts and acquire put and call options on foreign currencies. Generally, foreign currency regulated futures contracts and option contracts that qualify as Section 1256 Contracts (see "Section 1256 Contracts" below), will not be subject to ordinary income or loss treatment under Section 988. However, if the Fund acquires currency futures contracts or option contracts that are not Section 1256 Contracts, or any currency forward contracts, any gain or loss realized by the Fund with respect to such instruments will be ordinary, unless: (i) the contract is a capital asset in the hands of the Fund and is not a part of a straddle transaction; and
(ii) an election is made (by the close of the day the transaction is entered into) to treat the gain or loss attributable to such contract as capital gain or loss.

          SECTION 1256 CONTRACTS. In the case of Section 1256 Contracts, the Code generally applies a "mark to market" system of taxing unrealized gains and losses on such contracts and otherwise provides for special rules of taxation. A
Section 1256 Contract includes certain regulated futures contracts, certain foreign currency forward contracts and certain options contracts. Under these rules, Section 1256 Contracts held by the Fund at the end of each taxable year of the Fund are treated for Federal income tax purposes as if they were sold by the Fund for their fair market value on the last business day of such taxable year. The net gain or loss, if any, resulting from such deemed sales, together with any gain or loss resulting from actual sales of Section 1256 Contracts, must be taken into account by the Fund in computing its taxable income for such year. If a Section 1256 Contract held by the Fund at the end of a taxable year is sold in the following year, the amount of any gain or loss realized on such sale will be adjusted to reflect the gain or loss previously taken into account under the "mark to market" rules.

          Capital gains and losses from such Section 1256 Contracts generally are characterized as short-term capital gains or losses to the extent of 40% thereof and as long-term capital gains or losses to the extent of 60% thereof. Such gains and losses will be taxed under the general rules described above. Gains and losses from certain foreign currency transactions will be treated as ordinary income and losses. (See "Currency Fluctuations-'Section 988' Gains or Losses.") A Section 1256 Contract does not include any "securities futures contract" or any option on such a contract, other than a "dealer securities futures contract" (See "Certain Securities Futures Contracts").

          CERTAIN SECURITIES FUTURES CONTRACTS. Generally, a securities futures contract is a contract of sale for future delivery of a single security or a narrow-based security index. Any gain or loss from the sale or exchange of a securities futures contract (other than a "dealer securities futures contract") is treated as gain or loss from the sale or exchange of property that has the same character as the property to which the contract relates has (or would have) in the hands of the Fund. If the underlying security would be a capital asset in the Fund's hands, then gain or loss from the sale or exchange of the securities futures contract would be capital gain or loss. Capital gain or loss from the sale or exchange of a securities futures contract to sell property (i.e., the short side of a securities futures contract) generally will be short term capital gain or loss, unless otherwise characterized pursuant to the straddle rules and short sale rules, if applicable.

          A "dealer securities futures contract" is treated as a Section 1256 Contract. A "dealer securities futures contract" is a securities futures contract, or an option to enter into such a contract, that (1) is entered into by a dealer (or, in the case of an option, is purchased or granted by the dealer) in the normal course of its trade or business activity of dealing in the contracts and (2) is traded on a qualified board of trade or exchange.

          STRADDLES AND MIXED STRADDLES. Any option, futures contract, forward foreign currency contract, currency swap or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for Federal income tax purposes. In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that (i) loss realized on disposition of one position of a straddle not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (ii) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (iii) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (iv) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred.

          The Code allows a taxpayer to elect to offset gains and losses from positions which are part of a "mixed straddle." A "mixed straddle" is any straddle in which one or more but not all positions are Section 1256 Contracts. Pursuant to Temporary Regulations, the Fund may be eligible to elect to establish one or more mixed straddle accounts for certain of its mixed straddle trading positions. The mixed straddle account rules require a daily "marking to market" of all open positions in the account and a daily netting of gains and losses from positions in the account. At the end of a taxable year, the annual net gains or losses from the mixed straddle account are recognized for tax purposes. The application of the Temporary Regulations' mixed straddle account rules is not entirely clear. Therefore, there is no assurance that a mixed straddle account election by the Fund will be accepted by the Internal Revenue Service (the "Service").

          SHORT SALES. Gain or loss from a short sale of property is generally considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in the Fund's hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date the short sale is entered into, gains on short sales generally are short-term capital gains. A loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, "substantially identical property" has been held by the Fund for more than one year. In addition, these rules may also terminate the running of the holding period of "substantially identical property" held by the Fund.

          Gain or loss on a short sale will generally not be realized until such time that the short sale is closed. However, if the Fund holds a short sale position with respect to stock, certain debt obligations or partnership interests that has appreciated in value and then acquires property that is the same as or substantially identical to the property sold short, the Fund generally will recognize gain on the date it acquires such property as if the short sale were closed on such date with such property. Similarly, if the Fund holds an appreciated financial position with respect to stock, certain debt obligations or partnership interests and then enters into a short sale with respect to the same or substantially identical property, the Fund generally will recognize gain as if the appreciated financial position were sold at its fair market value on the date it enters into the short sale. The subsequent holding period for any appreciated financial position that is subject to these constructive sale rules will be determined as if such position were acquired on the date of the constructive sale.

          MARKET DISCOUNT OBLIGATIONS. For each taxable year, Section 1277 of the Code limits the deduction of the portion of any interest expense on indebtedness incurred by the Fund to purchase or carry a security with market discount which exceeds the amount of interest (including original issue discount) includible in the Fund's gross income for such taxable year with respect to such security ("Net Interest Expense"). In any taxable year in which the Fund has Net Interest Expense with respect to a particular security, such Net Interest Expense is not deductible except to the extent that it exceeds the amount of market discount which accrued on the security during the portion of the taxable year during which the Fund held the security. Net Interest Expense which cannot be deducted in a particular taxable year under the rules described above can be carried forward and deducted in the year in which the Fund disposes of the security. Alternatively, at the Fund's election, such Net Interest Expense can be carried forward and deducted in a year prior to the disposition of the security, if any, in which the Fund has net interest income from the security.

          PASSIVE FOREIGN INVESTMENT COMPANIES. The Fund may invest in shares of one or more foreign corporations that will be classified under the Code as passive foreign investment companies ("PFICs"). Recently enacted legislation would allow the Fund to make an election to "mark to market" its shares of PFICs. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the PFIC shares held by the Fund exceeds the Fund's adjusted basis in these shares. If the Fund's adjusted basis in the shares of a PFIC exceeds the shares' fair market value at the end of a taxable year, the Fund would be entitled to a deduction equal to the lesser of (a) this excess and (b) its previous income inclusions in respect of such stock under the mark-to-market rules that have not been offset by such deductions.

          CONSTRUCTIVE OWNERSHIP TRANSACTIONS. As indicated above, the Fund may enter into total return swaps and options that are designed to replicate the performance of the Portfolio Funds of certain Portfolio Managers. To the extent that the Fund recognizes any long-term capital gain with respect to a total return swap or certain options, all or a portion of such gain may be treated as ordinary income under Section 1260 of the Code, if the transaction is treated as a "constructive ownership transaction" for Federal income tax purposes. In addition, an interest charge may also be imposed on the Fund with respect to the income tax liability of the Fund (calculated prior to a deduction for dividend distributions) attributable to the portion of such gain from the transaction that is treated as ordinary income under Section 1260.

          MARK-TO-MARKET ELECTION. One or more of the entities in which the Fund invests may elect to report its income from sales of securities held in connection with such entity's trade or business on a "mark-to-market" basis for Federal income tax purposes. Under this accounting method, securities held by such entity at the end of each taxable year will be treated as if they were sold by such entity for their fair market value on the last day of such taxable year, and gains or losses recognized thereon will be treated as ordinary income or loss. Notwithstanding the foregoing, gain or loss from certain Section 1256 Contracts are not subject to the foregoing election, and will be treated as capital gain or loss (see "Section 1256 Contacts" above).

          FOREIGN TAXES. It is possible that certain dividends and interest directly or indirectly received by the Fund from sources within foreign countries will be subject to withholding taxes imposed by such countries. In addition, the Fund may also be subject to capital gains taxes in some of the foreign countries where it purchases and sells securities. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. It is impossible to predict in advance the rate of foreign tax the Fund will directly or indirectly pay since the amount of the Fund's assets to be invested in various countries is not known.

          If as of the end of the Fund's taxable year, more than 50% of the Fund's assets are represented by foreign securities, then the Fund may file an election with the Service to pass through to shareholders the amount of foreign income taxes paid by the Fund. However, foreign stocks and securities may not represent more than 50% of the value of the Fund's portfolio. If the Fund makes the election, among other things, the Fund will not be allowed a deduction or a credit for foreign taxes it paid, and the amount of such taxes will be treated as a dividend paid to its shareholders.

          STATE AND LOCAL TAXATION. Depending on the extent of the Fund's activities in states and localities in which its offices are maintained, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of these states or localities.

TAXATION OF THE SHAREHOLDERS

          IN GENERAL. The maximum ordinary income tax rate for individuals is 35%, and in general the maximum individual income tax rate for long-term capital gains is 15%. However, the maximum individual long-term capital gains rate generally applicable to sales and exchanges made after December 31, 2008 is currently scheduled to increase to 20%, and the maximum individual ordinary income tax rate is currently scheduled to increase to 39.6% in 2011. In addition, individuals are taxed on certain dividends from U.S. corporations and certain foreign corporations ("Qualified Dividends") at a maximum rate of 15%; such dividends are currently scheduled to be taxed at regular ordinary income rates starting in 2009. In all cases the actual rates may be higher due to the phase out of certain tax deductions, exemptions and credits.

          For corporate taxpayers, the maximum income tax rate is 35%. Capital losses of a corporate taxpayer may be offset only against capital gains, but unused capital losses may generally be carried back three years (subject to certain limitations) and carried forward five years. The excess of capital losses over capital gains may be offset against the ordinary income of an individual taxpayer, subject to an annual deduction limitation of $3,000. Capital losses of individuals may be carried forward indefinitely.

          DISTRIBUTIONS. Distributions to shareholders of the Fund's net investment income (generally, dividends, interest, short-term capital gains and income from strategies with respect to which the Fund makes a "mark-to-market" election, net of expenses) will be taxable as ordinary income to shareholders, except to the extent the Fund receives Qualified Dividends and designates such amounts for individual shareholders as Qualified Dividends. However, it appears that the lower tax rate will apply only if the individual shareholder holds shares in the Fund, and the Fund holds shares in the dividend-paying corporation, at least 61 days during a prescribed period. The prescribed period is the 121-day period beginning 60 days before the date on which the shareholder or the Fund, as the case may be, becomes entitled to receive the dividend. In determining the holding period for this purpose, any period during which the recipient's risk of loss is offset by means of options, short sales or similar transactions is not counted. Additionally, an individual shareholder would not benefit to the extent it is obligated (E.G., pursuant to a short sale) to make related payments with respect to positions in substantially similar or related property.

          It is anticipated that amounts distributed by the Fund that are attributable to certain dividends received from domestic corporations will qualify for the 70% dividends-received deduction for corporate shareholders. A corporate shareholder's dividends-received deduction will be disallowed unless it holds shares in the Fund, and the Fund holds shares in the dividend-paying corporation, at least 46 days during the 91-day period beginning 45 days before the date on which the shareholder or the Fund, as the case may be, becomes entitled to receive the dividend. In determining the holding period for this purpose, any period during which the recipient's risk of loss is offset by means of options, short sales or similar transactions is not counted. Additionally, a corporate shareholder would not benefit to the extent it is obligated (E.G., pursuant to a short sale) to make related payments with respect to positions in substantially similar or related property. Furthermore, the dividends-received deduction will be disallowed to the extent a corporate shareholder's investment in shares of the Fund, or the Fund's investment in the shares of the dividend-paying corporation, is financed with indebtedness.

          Distributions of the Fund's net capital gains (designated as capital gain dividends by the Fund) will be taxable to shareholders as long-term capital gains, regardless of the length of time the shares have been held by a shareholder and are not eligible for the dividends-received deduction. Distributions in excess of the Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital, to the extent of a shareholder's adjusted basis in its shares of the Fund, and as a capital gain thereafter (if the shareholder held its shares of the Fund as capital assets).

          As discussed above (see "Taxation of Fund Operations-Foreign Taxes"), the Fund may not be in a position to pass through to its shareholders the amount of foreign taxes paid by the Fund. If the Fund does make such an election, the shareholders will be informed by the Fund as to their proportionate share of the foreign taxes paid by the Fund, which they will be required to include in their income. Shareholders generally will be entitled to claim either a credit (subject, however, to various limitations on foreign tax credits) or, if they itemize their deductions, a deduction (subject to the limitations generally applicable to deductions) for their share of such foreign taxes in computing their Federal income taxes. A shareholder that is tax-exempt will not ordinarily benefit from such credit or deduction.

          Distributions will be taxable in the above-described manner whether they are reinvested in additional shares of the Fund or the shareholder elects to receive such distributions in cash. Shareholders receiving distributions in the form of additional shares will be treated for Federal income tax purposes as receiving a distribution in an amount equal to the fair market value, determined as of the distribution date, of the shares received and will have a cost basis in each share received equal to the fair market value of a share of the Fund on the distribution date.

          Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. Although the price of shares purchased at the time includes the amount of the forthcoming distribution, the distribution will nevertheless be taxable to them.

          All distributions of net investment income and net capital gains, whether received in shares or in cash, must be reported by each shareholder on its Federal income tax return. A distribution will be treated as paid during a calendar year if it is declared by the Fund in October, November or December of the year to holders of record in such a month and paid by January 31 of the following year. Such distributions will be taxable to shareholders as if received on December 31 of such prior year, rather than in the year in which the distributions are actually received. Following the end of each calendar year, every shareholder will be sent tax information regarding the distributions made to such shareholder during the calendar year.

          SALE OR REPURCHASE OF SHARES. A shareholder may recognize a taxable gain or loss if the shareholder sells or redeems its Shares (which includes a repurchase by the Fund of such Shares). A shareholder will generally be subject to taxation based on the difference between its adjusted tax basis in the Shares sold or repurchased and the value of the cash or other property received by such shareholder in payment thereof. A shareholder who receives securities upon redeeming its Shares in the Fund will have a tax basis in such securities equal to their fair market value on the redemption date. Except as provided below, any gain or loss arising from the sale or repurchase of Shares will be treated as capital gain or loss if the Shares are capital assets in the shareholder's hands and will generally be long-term capital gain or loss if the Shares are held for more than one year and short-term capital gain or loss if the Shares are held for one year or less.

          If a tendering holder of shares tenders less than all Shares owned by or attributed to such shareholder, and if the distribution to such shareholder does not otherwise qualify as a payment in exchange for stock, the proceeds received will be treated as a taxable dividend, return of capital or capital gain depending on the Fund's earnings and profits and the shareholder's basis in the tendered Shares. Also, if some tendering holders of shares receive taxable dividends, there is a risk that non-tendering holders of Shares may be deemed to have received a distribution which may be a taxable dividend in whole or in part.

          Any loss realized on a sale or redemption of Shares will be disallowed to the extent the Shares disposed of are replaced with substantially identical Shares within a period beginning 30 days before and ending 30 days after the disposition of the Shares. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss arising from the sale or redemption of Shares in the Fund held for six months or less will be treated for Federal income tax purposes as a long-term capital loss to the extent of any amount of capital gain dividends received by the shareholder with respect to such Shares. For purposes of determining whether shares in the Fund have been held for six months or less, a shareholder's holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.

          DEDUCTIBILITY OF CERTAIN FUND INVESTMENT EXPENDITURES BY NONCORPORATE SHAREHOLDERS. From time to time it is possible that the Fund may not qualify as a "publicly offered regulated investment company." In such case, certain noncorporate shareholders, including individuals, trusts and estates, may be limited as to their ability to deduct certain expenses of the Fund, including the Advisory Fee and fees to Portfolio Managers, which expenses would be treated as miscellaneous itemized deductions subject to limitations on deductibility applicable to such shareholders. A "publicly offered regulated investment company" is a RIC whose shares are (i) continuously offered pursuant to a public offering, (ii) regularly traded on an established securities market or (iii) held by at least 500 persons at all times during the taxable year.

          CERTAIN U.S. TAX DISCLOSURE REQUIREMENTS. Pursuant to recently issued Regulations directed at tax shelter activity, taxpayers are required to disclose to the Service certain information on Form 8886 if they participate in a "reportable transaction." A transaction may be a "reportable transaction" based upon any of several indicia with respect to a shareholder, including the existence of significant book-tax differences or the recognition of a loss in excess of certain thresholds. Under new legislation, a significant penalty is imposed on taxpayers who participate in a "reportable transaction" and fail to make the required disclosure. Investors should consult their own tax advisors concerning any possible federal, state or local disclosure obligation with respect to their investment in Fund shares.

          BACKUP WITHHOLDING. Federal regulations generally require the Fund to withhold and remit to the U.S. Treasury a "backup withholding" tax with respect to dividends, distributions from net realized long-term capital gains and the proceeds of any redemption paid to a shareholder if such shareholder fails to certify on IRS Form W-9, Form W-8BEN or other applicable form either that the Taxpayer Identification Number ("TIN") furnished to the Fund is correct or that such shareholder has not received notice from the Service of being subject to backup withholding. Furthermore, the Service may notify the Fund to institute backup withholding if the Service determines a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividends or interest on a Federal tax return. A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return. The backup withholding rate is 28%; the rate is currently scheduled to increase to 31% in 2011.

                              ERISA CONSIDERATIONS

          Persons who are fiduciaries with respect to an employee benefit plan or other arrangement subject to the Employee Retirement Income Security Act of 1974, as amended (an "ERISA Plan" and "ERISA," respectively), and persons who are fiduciaries with respect to an IRA or Keogh Plan, which is not subject to ERISA but is subject to the prohibited transaction provisions of Section 4975 of the Code (together with ERISA Plans, "Benefit Plans") should consider, among other things, the matters described below before determining whether to invest in the Fund.

          ERISA imposes certain general and specific responsibilities on persons who are fiduciaries with respect to an ERISA Plan, including prudence, diversification, an obligation not to engage in prohibited transactions and other standards. In determining whether a particular investment is appropriate for an ERISA Plan, Department of Labor ("DOL") regulations provide that a fiduciary of an ERISA Plan must give appropriate consideration to, among other things, the role that the investment plays in the ERISA Plan's portfolio, taking into consideration whether the investment is designed reasonably to further the ERISA Plan's purposes, an examination of the risk and return factors, the portfolio's composition with regard to diversification, the liquidity and current return of the total portfolio relative to the anticipated cash flow needs of the ERISA Plan, the income tax consequences of the investment (see "Tax Aspects" and "Certain Issues Pertaining to Specific Exempt Organizations") and the projected return of the total portfolio relative to the ERISA Plan's funding objectives. Before investing the assets of an ERISA Plan in the Fund, a fiduciary should determine whether making such an investment is consistent with its or his fiduciary responsibilities and the DOL's regulations. For example, a fiduciary should consider whether an investment in the Fund may be too illiquid or too speculative for a particular ERISA Plan, and whether the assets of the ERISA Plan would be sufficiently diversified. If a fiduciary breaches its or his responsibilities with regard to selecting an investment or an investment course of action for such ERISA Plan, the fiduciary itself or himself may be held liable for losses incurred by the ERISA Plan as a result of such breach.

          Because the Fund is registered as an investment company under the Investment Company Act, the underlying assets of the Fund should not be considered to be "plan assets" of the ERISA Plans investing in the Fund for purposes of ERISA's (or the Code's) fiduciary responsibility and prohibited transaction rules. Thus, neither Rydex nor any of the Trustees will be fiduciaries within the meaning of ERISA by reason of their authority with respect to the Fund.

          A Benefit Plan which proposes to invest in the Fund will be required to represent that it, and any fiduciaries responsible for such Benefit Plan's investments, are aware of and understand the Fund's investment objective, policies and strategies, that the decision to invest in the Fund was made with appropriate consideration of the relevant investment factors with regard to the Benefit Plan and is consistent with the duties and responsibilities imposed upon fiduciaries with regard to their investment decisions under ERISA and/or the Code.

          Certain prospective Benefit Plan Shareholders may currently maintain relationships with Rydex or the Trustees or their affiliates. Each of such persons may be deemed to be a party in interest to and/or a fiduciary of any Benefit Plan to which it provides investment management, investment advisory or other services. ERISA prohibits (and the Code penalizes) the use of ERISA and Benefit Plan assets for the benefit of a party in interest and also prohibits (or penalizes) an ERISA or Benefit Plan fiduciary from using its position to cause such Benefit Plan to make an investment from which it or certain third parties in which such fiduciary has an interest would receive a fee or other consideration. Benefit Plan Shareholders should consult with counsel to determine if participation in the Fund is a transaction that is prohibited by ERISA and/or the Code. Fiduciaries of ERISA or Benefit Plan Shareholders will be required to represent that the decision to invest in the Fund was made by them as fiduciaries independent of Rydex, the Trustees or their affiliates, that such fiduciaries are duly authorized to make such investment decision and that they have not relied on any individualized advice or recommendation of Rydex, Trustees or their affiliates, as a primary basis for the decision to invest in the Fund.

          The provisions of ERISA and the Code are subject to extensive and continuing administrative and judicial interpretation and review. The discussion of ERISA and the Code contained in this SAI is general and may be affected by future publication of regulations and rulings. Potential Benefit Plan Shareholders should consult their legal advisers regarding the consequences under ERISA and the Code relevant to the acquisition and ownership of Shares.

                                    BROKERAGE

          Each Portfolio Manager is responsible for selection of brokers to execute the Fund's portfolio transactions. Transactions on U.S. stock exchanges and on some non-U.S. stock exchanges involve the payment of negotiated brokerage commissions. On the great majority of non-U.S. stock exchanges, commissions are fixed. No stated commission is generally applicable to securities traded in over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups.

          In selecting brokers and dealers to execute transactions on behalf of a Portfolio Fund or Portfolio Account, each Portfolio Manager generally will seek to obtain the best price and execution for the transactions, taking into account factors such as price, size of order, difficulty of execution and operational facilities of a brokerage firm, the scope and quality of brokerage services provided, and the firm's risk in positioning a block of securities. Although it is expected that each Portfolio Manager generally will seek reasonably competitive commission rates, a Portfolio Manager will not necessarily pay the lowest commission available on each transaction. The Portfolio Managers typically will have no obligation to deal with any broker or group of brokers in executing transactions in portfolio securities. Brokerage practices adopted by Portfolio Managers with respect to Portfolio Funds may vary and will be governed by each Portfolio Fund's organizational documents.

          Consistent with the principle of seeking best price and execution, a Portfolio Manager may place orders for a Portfolio Fund or Portfolio Account with brokers that provide the Portfolio Manager and its affiliates with supplemental research, market and statistical information, including advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The expenses of the Portfolio Managers are not necessarily reduced as a result of the receipt of this supplemental information, which may be useful to the Portfolio Managers or their affiliates in providing services to clients other than the Portfolio Funds and the Portfolio Accounts they manage. In addition, not all of the supplemental information is necessarily used by a Portfolio Manager in connection with the Portfolio Fund or Portfolio Account it manages. Conversely, the information provided to a Portfolio Manager by brokers and dealers through which other clients of the Portfolio Manager or its affiliates effect securities transactions may be useful to the Portfolio Manager in providing services to the Portfolio Fund or a Portfolio Account.

          It is anticipated that Portfolio Managers (including each Portfolio Manager retained to manage a Portfolio Account) generally will follow brokerage placement practices similar to those described above. The brokerage placement practices described above will also be followed by Rydex to the extent it places transactions for the Fund. However, certain Portfolio Managers (other than those managing Portfolio Accounts) may have policies that permit the use of brokerage commissions of a Portfolio Fund to obtain products or services that are not research related and that may benefit the Portfolio Manager.

                               VALUATION OF ASSETS

          The Fund's net asset value per Share is computed by subtracting the Fund's liabilities from the value of its assets and then dividing the result by the number of shares of the Fund then outstanding. Net asset value per Share will be rounded up or down to the nearest cent.

          The Fund currently computes its net asset value [twice monthly] as of the close of regular trading (generally 4:00 p.m. New York time) on (i) the second to last day and (ii) the last day of the month that the New York Stock Exchange is open for business. The Fund may determine to compute its net asset value more frequently. Securities owned by the Fund will be valued at current market prices. If reliable market prices are unavailable, securities will be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

          The Board has approved procedures pursuant to which the Fund will value its investments in Portfolio Funds at fair value. In accordance with these procedures, fair value of these investments ordinarily will be the value determined as of the end of the day of such valuation by the Portfolio Funds or their agents in accordance with the Portfolio Funds' valuation policies and as reported to the Fund.

          As a general matter, the fair value of the Fund's interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In this regard, the value of an interest in: (A) a Portfolio Fund the performance of which is reflected in the Index is determined based on information provided by PlusFunds Group Inc. ("PlusFunds") and Derivatives Portfolio Management L.L.C. ("DPM"), the manager and administrator of those Portfolio Funds, respectively, which is determined by them using valuation procedures and methodologies that are periodically reviewed by the Fund. PlusFunds and DPM base the valuations of exchange-traded Portfolio Fund assets upon the published market prices of those assets. With respect to non-exchange-traded or illiquid assets of those Portfolio Funds, the value of assets is determined by independent pricing services or broker-dealers selected by DPM or PlusFunds; or (B) a Portfolio Fund the performance of which is not included in the Index is determined based on information provided by the relevant service provider of each such Portfolio Fund, determined in accordance with that service provider's valuation procedures and methodology, which is periodically reviewed by the Fund. The Fund attempts to confirm the accuracy of each such Portfolio Fund's monthly (or more frequent) valuation using various means, including: correlating the reported valuation with strategy specific benchmarks that the Fund believes correlate with the Portfolio Fund's strategy; discussing monthly with Portfolio Managers their Portfolio Funds' values; reviewing semi-annually Portfolio Funds' portfolio positions; analyzing audited financial statements of Portfolio Funds; and correlating Portfolio Fund reported investment positions with Portfolio Managers' public filings, if any.

          In the unlikely event that a Portfolio Fund does not report a value to the Fund on a timely basis, the Fund would determine the fair value of its interest in that Portfolio Fund based on the most recent value reported to the Fund, as well as any other relevant information available at the time the Fund values its assets. The Board has determined that any values of interests in Portfolio Funds reported as "estimated" or "final" values (using the nomenclature of the hedge fund industry) will be deemed to reasonably reflect market values of securities for which market quotations are available, or the fair value of such securities as of the Fund's valuation date.

          Before investing in any Portfolio Fund, Rydex will conduct a due diligence review of the valuation methodology utilized by the Portfolio Fund, which as a general matter will utilize market values when available, and otherwise utilize principles of fair value that Rydex reasonably believes to be consistent with those used by the Fund for valuing its own investments. Although the procedures approved by the Board provide that Rydex will periodically review the valuations of interests in Portfolio Funds provided to the Fund, neither Rydex nor the Board will be able to confirm independently the accuracy of valuations of such interests provided by Portfolio Funds (which are unaudited, except for year-end valuations).

          The Fund's valuation procedures require Rydex to consider all relevant information available at the time the Fund values its assets. Rydex or, in certain cases, the Board, will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Fund does not represent the fair value of the Fund's interests in the Portfolio Fund. Although redemptions of interests in Portfolio Funds are subject to advance notice requirements, Portfolio Funds typically will make available net asset value information to their investors which will represent the price at which, even in the absence of redemption activity, the Portfolio Fund would have effected a redemption if a redemption request had been timely made or if, in accordance with the terms of the Portfolio Fund's governing documents, it would be necessary to effect a mandatory redemption. Following procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Fund could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board.

          The valuations reported by Portfolio Funds, based upon which the Fund calculates its net asset value, may be subject to later adjustment based on information reasonably available at that time. For example, fiscal year-end net asset value calculations of the Portfolio Funds are audited by the independent auditors of the Portfolio Funds and may be revised as a result of such audits. Other adjustments may occur from time to time. Such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund at the time those adjustments or revisions occur, because they relate to information available only at the time of the adjustment or revision, will not affect the amount of repurchase proceeds of the Fund received by shareholders who had their shares repurchased prior to such adjustments or revisions and previously received their repurchase proceeds. As a result, to the extent that subsequently adjusted valuations of Portfolio Funds or revisions to the net asset value of a Portfolio Fund adversely affect the Fund's net asset value, the outstanding shares of the Fund will be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value per share higher than the adjusted amount. Conversely, any increases in the net asset value per share resulting from such subsequently adjusted valuations will benefit the shareholders who did not have their Shares of the Fund repurchased on a prior date and will be to the detriment of shareholders who previously had their Shares repurchased at a net asset value per share lower than the adjusted amount. The same principles apply to the purchase of Shares and new Shares may be affected in a similar way.

          If Portfolio Managers are engaged to manage Portfolio Accounts, or if the Company holds any securities other than interests in Investment Funds, the Fund will value the portfolio securities of the Portfolio Accounts or held by the Fund as follows:

          Domestic exchange traded and NASDAQ listed equity securities (other than options) will be valued at their last composite sale prices as reported on the exchanges where those securities are traded. If no sales of those securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by those exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Listed options and futures contracts will be valued at their bid prices (or ask prices in the case of listed options held short) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board.

          Debt securities (other than convertible debt securities) will be valued in accordance with the procedures described above, which with respect to these securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. The Board will periodically monitor the reasonableness of valuations provided by the pricing service. Such debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as this method of valuation is determined by the Board to represent fair value.

          If in the view of Rydex, the bid price of a listed option or debt security (or ask price in the case of any such security held short) does not fairly reflect the market value of the security, Rydex may request the Valuation Committee to instead adopt procedures to value the security at fair value. In any such situation, the Valuation Committee will consider the recommendation of Rydex, and, if it determines in good faith that an override of the value assigned to the security under the procedures described above is warranted, will adopt procedures for purposes of determining the fair value of the security.

          All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time as of which determination of values or exchange rates are made and the time as of which the net asset value of the Fund is determined. When an event materially affects the values of securities held by the

Fund or its liabilities, such securities and liabilities may be valued at fair value as determined in good faith by, or under the supervision of, the Board.

          Prospective investors should be aware that situations involving uncertainties as to the valuation of portfolio positions could have an adverse effect on the Fund's net assets if the Board's judgments regarding appropriate valuations should prove incorrect.

         INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND LEGAL COUNSEL

          As of [___], 2005 [___] serves as the independent registered public accounting firm of the Fund. Its principal business address is [ADDRESS].

          Schulte Roth & Zabel LLP serves as legal counsel to the Fund. The firm also serves as legal counsel to Rydex and their affiliates with respect to certain matters.

                                    CUSTODIAN

          [___] (the "Custodian") serves as the custodian of the Fund's assets, and may maintain custody of the Fund's assets with domestic and foreign subcustodians and securities depositories approved by the Board. The principal business address of the Custodian is [ADDRESS].

                                 CONTROL PERSONS

          Rydex has invested [$100,000] in the Fund in order to provide the Fund's initial capital, and is the sole Shareholder of the Fund as of the date of this SAI. [Rydex may invest additional amounts in the Fund.] Shares held by Rydex may constitute more than 25% of outstanding Shares when the Fund's operations commence, depending on the aggregate investments made in the Fund by other persons. By virtue of ownership of more than 25% of the outstanding Shares, Rydex and PADCO Advisors II, Inc. (which controls Rydex), may each be deemed to control the Fund and may be in a position to control the outcome of voting on matters as to which Shareholders are entitled to vote. Rydex may continue to be deemed to control the Fund, depending on the value of Shares then held by persons unaffiliated with Rydex, until such time as the purchase of Shares by persons unaffiliated with Rydex result in the Shares of Rydex (together with any Shares held by affiliates of Rydex) constituting 25% or less of outstanding Shares.

                                   FISCAL YEAR

          The Fund's fiscal year is the 12-month period ending on March 31.

                       FUND ADVERTISING AND SALES MATERIAL

          Advertisements and sales literature relating to the Fund and reports to Shareholders may include quotations of investment performance. In these materials, the Fund's performance normally will be portrayed as the net return to an investor in the Fund during each month or quarter of the period for which investment performance is being shown. Cumulative performance and year-to-date performance computed by aggregating quarterly or monthly return data may also be used. Investment returns will be reported on a net basis, after all fees and expenses. Other methods may also be used to portray the Fund's investment performance.

          The Fund's investment performance will vary from time to time, and past results are not necessarily representative of future results.

          Comparative performance information, as well as any published ratings, rankings and analyses, reports and articles discussing the Fund, including data and materials prepared by recognized sources of such information, may also be used. Such information may include comparisons of the Fund's investment performance to the performance of recognized market indices and other indices. Comparisons may also be made to economic and financial trends and data that may be relevant for investors to consider in determining whether to invest in the Fund.

                                  PROXY VOTING

          A copy of the Fund's proxy voting procedures adopted on behalf of the Fund are included in Appendix A. Beginning August 31, 2005, information regarding how the Fund voted such proxies relating to portfolio securities during the period ending June 30, 2005 will be available (1) without charge, upon request, by calling 888-59RYDEX (888-597-9339) and (2) on the SEC's web site at http://www.sec.gov.

          Generally, the Fund does not invest in securities that have voting rights and did not receive or vote on any proxies relating to the Fund's portfolio securities for the period ended June 30, 2005.

                              FINANCIAL STATEMENTS


          The following comprise the financial statements of the Fund:

          o    Independent Auditors' Report.

          o    Statement of Assets, Liabilities and Shareholder's Capital.

          o    Statement of Operations.

          o    Notes to the Financial Statements.

                         Report of Independent Auditors

                         [TO BE COMPLETED BY AMENDMENT]

              Rydex Capital Partners SPhinX Equity Long/Short Fund
                       STATEMENT OF ASSETS AND LIABILITIES
                                     [DATE]

                         [TO BE COMPLETED BY AMENDMENT]

                                                                      Appendix A

                               RYDEX INVESTMENTS

                      PROXY VOTING POLICIES AND PROCEDURES

I.   INTRODUCTION


          PADCO Advisors, Inc., PADCO Advisors II, Inc. and their investment adviser affiliates, together doing business as Rydex Investments, generally is responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex Investments' policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:


o Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;


o Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and


o Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.


II.  PROXY VOTING POLICIES AND PROCEDURES



     A.   Proxy Voting Policies



          Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

          The financial interest of our clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III, below.



     B.   Proxy Voting Procedures



          Rydex Investments utilizes the services of an outside proxy voting firm, Investor Responsibility Research Center, Inc. ("IRRC"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, IRRC will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as Schedule A hereto, as such Guidelines may be revised from time to time by Rydex Investments' portfolio management group (the "Committee"). Under its arrangement with IRRC, Rydex Investments has agreed to:


o provide IRRC with a copy of the Guidelines and to inform IRRC promptly of any changes to the Guidelines;


o deliver to IRRC, on a timely basis, all documents, information and materials necessary to enable IRRC to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to IRRC a power of attorney with respect to the services to be provided hereunder and providing IRRC on a timely basis with Rydex Investments' authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by IRRC of its duties);


o provide IRRC with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and


o coordinate with IRRC with respect to the classification of a proxy items for the treatment of items not clearly defined under the Guidelines.


III.      RESOLVING POTENTIAL CONFLICTS OF INTEREST

          The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

o managing a pension plan for a company whose management is soliciting proxies;


o significant business relationship - having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast;


o significant personal/family relationship - Rydex Investments, its employees or affiliates have a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.



          To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interests, if a potential conflict of interest exists Rydex Investments will instruct IRRC to vote in accordance with the established Guidelines. In the absence of established Guidelines (e.g., in instances where the Guidelines provide for a "case-by-case" review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:


o REFER PROPOSAL TO THE CLIENT - Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.


o OBTAIN CLIENT RATIFICATION - If Rydex Investments is in a position to disclose the conflict to the client (i.e., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).


o USE AN INDEPENDENT THIRD PARTY FOR ALL PROPOSALS - Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as IRRC or a similar entity (or to have the third party vote such proxies).


o USE AN INDEPENDENT THIRD PARTY TO VOTE THE SPECIFIC PROPOSALS THAT INVOLVE A CONFLICT - Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as IRRC) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).


IV.      SECURITIES SUBJECT TO LENDING ARRANGEMENTS



          For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the clients' custodians for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments' judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.



V.       SPECIAL ISSUES WITH VOTING FOREIGN PROXIES



          Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.


VI.       ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD



          Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or IRRC as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:


          (i)       The name of the issuer of the portfolio security;

          (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

          (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

          (iv)      The shareholder meeting date;

          (v)       A brief identification of the matter voted on;

          (vi) Whether the matter was proposed by the issuer or by a security holder;

          (vii) Whether Rydex Investments (or IRRC as its agent) cast the client's vote on the matter;

          (viii) How Rydex Investments (or IRRC as its agent) cast the client's vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (ix) Whether Rydex Investments (or IRRC as its agent) cast the client's vote for or against management.



VII.      DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION



          On or before August 6, 2003, Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.



          Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.



          If approved by the client, this policy and any requested records may be provided electronically.

VIII.     RECORDKEEPING



          Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:


          (i)       A copy of this Policy;

          (ii)      Proxy Statements received regarding client securities;

          (iii)     Records of votes cast on behalf of clients;

          (iv) Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

          (v)       Records of client requests for proxy voting information.



          With respect to Rydex Investments' Fund clients, the Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investments' records.


          Rydex Investments may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex Investments that are maintained with a third party, such as IRRC, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

                             PROXY VOTING GUIDELINES


          Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on "routine items" of a corporate administrative nature. Rydex Investments will generally review all "non-routine items" (e.g., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

BOARD OF DIRECTORS

A. Director Nominees in Uncontested Elections                     Vote With Mgt.
B. Chairman and CEO is the Same Person                            Vote With Mgt.
C. Majority of Independent Directors                              Vote With Mgt.
D. Stock Ownership Requirements                                   Vote With Mgt.
E. Limit Tenure of Outside Directors                              Vote With Mgt.
F. Director and Officer Indemnification and Liability Protection  Vote With Mgt.
G. Eliminate or Restrict Charitable Contributions                 Vote With Mgt.


PROXY CONTESTS

A. Voting for Director Nominees in Contested Election             Vote With Mgt.
B. Reimburse Proxy Solicitation                                   Vote With Mgt.


AUDITORS

A. Ratifying Auditors                                             Vote With Mgt.


PROXY CONTEST DEFENSES

A. Board Structure - Classified Board                             Vote With Mgt.
B. Cumulative Voting                                              Vote With Mgt.
C. Shareholder Ability to Call Special Meetings                   Vote With Mgt.


TENDER OFFER DEFENSES

A. Submit Poison Pill for shareholder ratification                Case-by-Case
B. Fair Price Provisions                                          Vote With Mgt.
C. Supermajority Shareholder Vote Requirement                     Vote With Mgt.

   To Amend the Charter or Bylaws
D. Supermajority Shareholder Vote Requirement                     Vote With Mgt.



MISCELLANEOUS GOVERNANCE PROVISIONS


A. Confidential Voting                                            Vote With Mgt.
B. Equal Access                                                   Vote With Mgt.
C. Bundled Proposals                                              Vote With Mgt.

CAPITAL STRUCTURE

A. Common Stock Authorization                                     Vote With Mgt.
B. Stock Splits                                                   Vote With Mgt.
C. Reverse Stock Splits                                           Vote With Mgt.
D. Preemptive Rights                                              Vote With Mgt.
E. Share Repurchase Programs                                      Vote With Mgt.

EXECUTIVE AND DIRECTOR COMPENSATION

A. Shareholder Proposals to Limit Executive and                   Case-by-Case
   Directors Pay
B. Shareholder Ratification of Golden and Tin Parachutes          Vote With Mgt.
C. Employee Stock Ownership Plans                                 Vote With Mgt.
D. 401(k) Employee Benefit Plans                                  Vote With Mgt.

STATE OF INCORPORATION

A. Voting on State Takeover Plans                                 Vote With Mgt.
B. Voting on Reincorporation Proposals                            Vote With Mgt.

MERGERS AND CORPORATE RESTRUCTURINGS

A. Mergers and Acquisitions                                       Case-by-Case
B. Corporate Restructuring                                        Vote With Mgt.
C. Spin-Offs                                                      Vote With Mgt.
D. Liquidations                                                   Vote With Mgt.

SOCIAL AND ENVIRONMENTAL ISSUES

A. Issues with Social/Moral Implications                          Vote With Mgt.

                                     PART C

                                OTHER INFORMATION

ITEM 25: FINANCIAL STATEMENTS AND EXHIBITS

      1.    FINANCIAL STATEMENTS:

            Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940, as amended, will be filed by pre-effective amendment to this registration statement.

      2.    EXHIBITS:

EXHIBIT
NUMBER      DESCRIPTION
------------------------------------------------------------------------------

a.1. Declaration of Trust of Rydex Capital Partners SPhinX Equity Long/Short Fund (the "Registrant" or the "Trust") dated April 27, 2005.
a.2.        Certificate of Trust of Registrant dated April 27, 2005.
b.          By-Laws of Registrant dated April 27, 2005.
c.          None.
d.          None.
e.          None.
f.          None.
g. Form of Investment Advisory Agreement between the Registrant and Rydex Capital Partners I, LLC ("Rydex").*
h. Form of Distribution Agreement between the Registrant and Rydex Distributors, Inc.*
i.          None.
j.          Form of Custodian Agreement between Registrant and
            ____________________.*
k. Form of Administration Agreement between the Registrant and Rydex Capital Partners I, LLC.*
l.          Opinion and consent of Schulte Roth & Zabel LLP.*
m.          None.
n.          Consent of Auditors.*
o.          None.
p.          Form of Initial Capital Agreement of the Registrant.*
q.          None.
r. Combined Code of Ethics of the Registrant, Rydex Capital Partners I, LLC ("Rydex") and Rydex Distributors, Inc.*
-----------------
* To be filed by amendment.

ITEM 26:    MARKETING ARRANGEMENTS

            None.

ITEM 27:    OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

The following table sets forth expenses incurred, or estimated to be incurred, in connection with the offering described in the registration statement.

             Securities and Exchange Commission fees        $*
             National Association of Securities Dealers,
             Inc. fees                                      $*
             Printing and engraving expenses                $*
             Legal Fees                                     $*
             Accounting expenses                            $*
             Blue Sky filing fees and expenses              $*
             Transfer agent fees                            $*
             Trustees/Directors Fees                        $*
             Miscellaneous expenses                         $*
                                                            ---
             Total                                          $*
----------------
* To be completed by amendment.

ITEM 28:    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

            Not applicable.

ITEM 29:    NUMBER OF HOLDERS OF SECURITIES

            At [___], 2005

                                             NUMBER OF
                                              RECORD
                  TITLE OF CLASS              HOLDERS
        ------------------------------     -------------
         Common Shares, $.01 par value          0


ITEM 30: INDEMNIFICATION

            The Registrant is organized as a Delaware statutory trust and is operating pursuant to a Declaration of Trust dated April 27, 2005 (the "Declaration of Trust"), that permits the Registrant to indemnify its officers and trustees from and against any and all claims and demands whatsoever. Article III, Section 7 of the Declaration of Trust provides that if any shareholder or former shareholder shall be exposed to liability by reason of a claim or demand relating to his or her being or having been a shareholder, and not because of his or her acts or omissions, the shareholder or former shareholder (or his or her heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all loss and expense arising from such claim or demand.

            Pursuant to Article VII, Section 2 of the Declaration of Trust, the trustees of the Trust (the "Trustees") shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee's performance of his duties as a Trustee of the Trust to the fullest extent permitted by law; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee from or against any liability to the Trust or any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31: BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

            Rydex serves as investment adviser to the Registrant and other institutional and privately managed accounts.

            For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management of the Fund" in Parts A and B of this Registration Statement. Such remaining information for the remaining senior officers of Rydex appears below:

            James P. Erceg has been the Director of Investments for Rydex since 2002. In November of 2000, Mr. Erceg joined Rydex Global Advisors as Portfolio Project Manager. From 1996 to 2000, he was a research analyst for the Investment Company Institute. Mr. Erceg received his MBA with a concentration in Finance from the University of Maryland in 2000 and his Masters in Political Science from the Ohio State University in 1994.

ITEM 32: LOCATION OF ACCOUNTS AND RECORDS

            Rydex Capital Partners I, LLC, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

            The Fund's custodian, [____________], maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Rydex. [Prior to the selection of a custodian, Rydex will maintain the above-noted documents and records.] [_____________] maintains all the required records in its capacity as transfer and dividend paying agent for the Registrant.

ITEM 33:    MANAGEMENT SERVICES

            Not applicable.

ITEM 34:    UNDERTAKINGS

            1. Not applicable.

            2. Not applicable.

            3. Not applicable.

            4. The Registrant undertakes:

                  (a) To file during any period in which offers or sales are being made, a post-effective amendment to the registration statement (i) to include any prospectus required by Section 10(a)(3) of the 1933 Act; (2) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and (3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

                  (b) That, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered herein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof; and

                  (c) To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

            5. Not applicable.

            6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Rockville, and State of Maryland, on the 10th day of June, 2005.

                                    RYDEX CAPITAL PARTNERS SPHINX EQUITY
                                    LONG/SHORT FUND


                                    /s/ Joanna M. Haigney
                                    ------------------------------
                                    By:   Joanna M. Haigney
                                          Secretary

            Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                    TITLE                       DATE
----------                  -------                     ------

/s/ Michael P. Byrum         Sole Trustee and President  June 10, 2005
-----------------------------
Michael P. Byrum


                             Treasurer and Principal
/s/ Nick Bonos               Financial Officer           June 10, 2005
-----------------------------
Nick Bonos

             RYDEX CAPITAL PARTNERS SPHINX EQUITY LONG/SHORT FUND

                                  EXHIBIT INDEX

EX-99.A1

EX-99.A2

EX-99.B

                                                                 Exhibit A.1

                                                                 Effective as of
                                                                 April 27, 2005








                              DECLARATION OF TRUST



                                       OF



              RYDEX CAPITAL PARTNERS SPHINX EQUITY LONG/SHORT FUND













                          PRINCIPAL PLACE OF BUSINESS:
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850

                                TABLE OF CONTENTS

                                                                        PAGE NO.
                                                                        ________

ARTICLE I Name and Definitions.................................................3
  Section 1.   Name............................................................3
  Section 2.   Definitions.....................................................3

ARTICLE II Purpose of Trust.......................................... .........5

ARTICLE III Shares of Beneficial Interest............................. ........5
  Section 1.   Description of Shares................................... .......5
  Section 2.   Ownership of Shares...................................... ......5
  Section 3.   Investments in the Trust; Consideration................... .....6
  Section 4.   Status of Shares and Limitation of Personal Liability...... ....6
  Section 5.   Power of Board of Trustees to Change Provisions
               Relating to Shares..............................................6
  Section 6.   Establishment and Designation of Series and Classes.............7
  Section 7.   Indemnification of Shareholders.................................7

ARTICLE IV The Board of Trustees.................................. ............7
  Section 1.   Number, Election and Tenure.....................................7
  Section 2.   Effect of Death, Resignation, etc. of a Trustee.................8
  Section 3.   Powers..........................................................8
  Section 4.   Payment of Expenses by the Trust...............................11
  Section 5.   Payment of Expenses by Shareholders............................11
  Section 6.   Ownership of Assets of the Trust...............................11
  Section 7.   Service Contracts................................. ............12

ARTICLE V Shareholders' Voting Powers.........................................13

ARTICLE VI Net Asset Value, Distributions and Redemptions.....................13
  Section 1.   Determination of Net Asset Value, Net Income,
               Dividends and Distributions....................................13
  Section 2.   Redemptions at the Option of the Trust.........................14

ARTICLE VII Compensation and Limitation of Liability of Trustees..............14
  Section 1.   Compensation...................................................14
  Section 2.   Indemnification and Limitation of Liability....................14
  Section 3.   Trustee's Good Faith Action; Expert Advice; No Bond or Surety..14
  Section 4.   Insurance......................................................15

ARTICLE VIII Miscellaneous....................................................15
  Section 1.   Liability of Third Persons Dealing with Trustees...............15
  Section 2.   Termination of Trust or Series or Class........................15
  Section 3.   Merger and Consolidation.......................................16
  Section 4.   Conversion to an Open-End Fund.................................16
  Section 5.   Amendments.....................................................16
  Section 6.   Filing of Copies; References; Headings.........................17

  Section 7.   Applicable Law.................................................17
  Section 8.   Provisions in Conflict with Law or Regulations.................17
  Section 9.   Statutory Trust Only...........................................18

                              DECLARATION OF TRUST

                                       OF

              RYDEX CAPITAL PARTNERS SPHINX EQUITY LONG/SHORT FUND

          WHEREAS, THIS DECLARATION OF TRUST (the "Declaration") is made and entered into as of the date set forth below by the Trustee hereunder (the "Initial Trustee") for the purpose of forming a Delaware statutory trust in accordance with the provisions hereinafter set forth,

          NOW, THEREFORE, the Initial Trustee is filing a Certificate of Trust with the Office of the Secretary of State of the State of Delaware and hereby declares that all money and property contributed to the trust established hereby shall be held and managed in trust for the benefit of the persons who may from time to time hold beneficial interests issued hereunder and subject to the provisions hereof, to wit:

                                   ARTICLE I
                              NAME AND DEFINITIONS

Section 1.     Name

               The name of the trust established hereby (the "Trust") is Rydex Capital Partners SPhinX Equity Long/Short Fund and, insofar as may be practicable, the Trustees shall conduct the Trust's activities, execute all documents and sue or be sued under that name, which name (and the word "Trust" wherever herein used) shall refer to the Trustees as trustees, and not as individuals, or personally, and shall not refer to the officers, agents, employees or Shareholders of the Trust. If the Trustees determine that the Trust's use of such name is not advisable or if the Trust is required to discontinue the use of such name pursuant to Article VIII, Section 9 hereof, then, subject to that section, the Trustees may adopt such other name for the Trust as they deem proper and the Trust may hold its property and conduct its activities under such other name.

Section 2.     Definitions

               Whenever used herein, unless otherwise required by the context or specifically provided:

               (a) The "Trust" refers to the Delaware statutory trust established hereby, by whatever name it be known, inclusive of each and every Series established hereunder;


               (b) The "Trust Property" means any and all assets and property, real or personal, tangible or intangible, which are owned or held by or for the account of the Trust or the Trustees, including without limitation the rights referenced in Article VIII, Section 9 hereof;

               (c) "Trustee" refers to the individual Initial Trustee who has signed this Declaration, so long as such person continues in office in accordance with the terms hereof, and all other individuals who may from time to time be duly elected or appointed to serve as Trustees hereunder in accordance with the provisions hereof, so long as such persons continue in office in accordance with the terms hereof, and all references herein to a Trustee or the Trustees shall refer to such person or persons in their capacity as trustees hereunder;

               (d) "Shares" means the units of beneficial interest into which the beneficial interest in the Trust shall be divided from time to time and includes fractions of Shares as well as whole Shares;

               (e) "Shareholder" means a record owner of outstanding Shares;

               (f) "Person" means and includes individuals, corporations, partnerships, trusts, associations, joint ventures, estates and other entities, whether or not legal entities, and governments and agencies and political subdivisions thereof, whether domestic or foreign;

               (g) The "1940 Act" refers to the Investment Company Act of 1940 and the rules and regulations thereunder, all as amended from time to time and any orders thereunder which may from time to time be applicable to the Trust;

               (h) The terms "Commission" and "Principal Underwriter" shall have the meanings given them in the 1940 Act;

               (i) "Declaration" shall mean this Declaration of Trust, as amended and in effect from time to time. Reference in this Declaration of Trust to "DECLARATION," "HEREOF," "HEREIN," "HEREBY," and "HEREUNDER" shall be deemed to refer to this Declaration rather than the article or section in which such words appear;

               (j) "By-Laws" shall mean the By-Laws of the Trust referred to in
Article IV, Section 3 hereof, as amended from time to time and incorporated herein by reference;

               (k) The term "Interested Person" has the meaning given it in the 1940 Act;

               (l) "Investment Adviser" means a party furnishing services to the Trust pursuant to any contract described in Article IV, Section 7(a) hereof;

               (m) "Series" refers to each Series of the Trust established and designated under or in accordance with the provisions of Article III hereof;

               (n) "Class" means a separately designated class of Shares of a Series established in accordance with the provisions of Article III of this Declaration with such varying rights from each other Class of such Series as may be established in accordance with the provisions of Article III of this Declaration; and

               (o) "Board of Trustees" means such individuals who at any given time constitute the Trustees.

                                   ARTICLE II
                                PURPOSE OF TRUST

               The purpose of the Trust is to conduct, operate and carry on the business of a management investment company registered under the 1940 Act.

                                  ARTICLE III
                          SHARES OF BENEFICIAL INTEREST

Section 1.     Description of Shares.

               The beneficial interest in the Trust shall at all times be divided into transferable units to be called Shares, each with a par value of one cent ($.01). Subject to applicable law, the Trustees may, from time to time, authorize the division of Shares into separate Series and the division of any Series into two or more separate Classes of Shares, as they deem necessary and desirable. The different Series shall be established and designated, and the variations in the relative rights and preferences as between the different Series shall be fixed and determined, by the Trustees, without the requirement of Shareholder approval.

               Each Share shall have voting rights as provided in Article V hereof and in the By-Laws, and holders of the Shares of any Series shall be entitled to receive dividends, if and when declared, with respect thereto in the manner provided in Article VI, Section 1 hereof. No Shares shall have any priority or preference over any other Share of the same Series or Class with respect to dividends or distributions upon termination of the Trust or of such Series or Class made pursuant to Article VIII, Section 2 hereof. All dividends and distributions shall be made ratably among all Shareholders of a particular Series or Class thereof from the assets held with respect to such Series according to the number of Shares of such Series or Class thereof from the assets held with respect to such Series according to the number of Shares of such Series or Class held of record by such Shareholder on the record date for any dividend or distribution or on the date of termination, as the case may be. Shareholders shall have no preemptive or other right to subscribe to any additional Shares or other securities issued by the Trust or any Series or Class. The Trustees may from time to time divide or combine the Shares of any particular Series or Class without thereby materially changing the proportionate beneficial interest of the Shares of that Series or Class in the assets held with respect to that Series or materially affecting the rights of Shares of any other Series or Class.

               The number of authorized Shares and the number of Shares of each Series and Class that may be issued is unlimited. The Trustees may classify or reclassify any unissued Shares or any Shares previously issued and reacquired of any Series or Class into one or more Series or Classes that are now or hereafter established and designated from time to time. The Trustees may hold as treasury Shares, reissue for such consideration and on such terms as they may determine, or cancel, at their discretion from time to time, any Shares of any Series or Class reacquired by the Trust.

Section 2.     Ownership of Shares.

               The ownership of Shares shall be recorded on the books of the Trust or of a transfer or similar agent for the Trust, which books shall be maintained separately for the Shares of each Series or Class, if applicable. No certificates certifying the ownership of Shares shall be issued except as the Board of Trustees may otherwise determine from time to time. The Trustees may make such rules as they consider appropriate for the transfer of Shares of each Series or Class and similar matters. The record books of the Trust as kept by the Trust or any transfer or similar agent, as the case may be, shall be conclusive as to who are the Shareholders of each Series or Class and as to the number of Shares of each Series or Class held by each Shareholder.

Section 3.     Investments in the Trust; Consideration

               Shares of the Trust shall be offered for sale and sold in such manner and at such times, and subject to such requirements and for such consideration, as may be determined from time to time by the Trustees, subject to applicable requirements of law, including the 1940 Act. To the extent permitted by applicable law, Shares may be sold subject to imposition of such sales charges, deferred sales charges, asset-based sales charges and redemption fees as may be determined by the Trustees. All Shares when issued on the terms determined by the Trustees shall be fully paid and nonassessable.

Section 4.     Status of Shares and Limitation of Personal Liability.

               Shares shall be deemed to be personal property giving only the rights provided in this instrument. Every Shareholder by virtue of having become a Shareholder shall be held to have expressly assented and agreed to the terms hereof and to have become a party hereto. The death of a Shareholder shall not operate to terminate the Trust, and shall not entitle the representative of any deceased Shareholder to an accounting or to take any action in court or elsewhere against the Trust or the Trustees. Ownership of Shares shall not entitle the Shareholder to any title in or to the whole or any part of the Trust Property or to any right to call for a partition or division of the same or for an accounting, nor shall the ownership of Shares constitute the Shareholders as partners. Neither the Trust nor the Trustees, nor any officer, employee or agent of the Trust shall have any power to bind personally any Shareholders, nor, except as specifically provided herein, to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay.

Section 5.   Power of Board of Trustees to Change Provisions Relating to Shares.

               Notwithstanding any other provisions of this Declaration and without limiting the power of the Board of Trustees to amend the Declaration as provided elsewhere herein, the Board of Trustees shall have the power to amend this Declaration, at any time and from time to time, in such manner as the Board of Trustees may determine in its sole discretion, without the need for Shareholder action, so as to add to, delete, replace or otherwise modify any provisions relating to the Shares contained in this Declaration, provided that before adopting any such amendment without Shareholder approval the Board of Trustees shall determine that it is consistent with the fair and equitable treatment of all Shareholders or that Shareholder approval is not otherwise required by the 1940 Act or other applicable law. If Shares have been issued, Shareholder approval shall be required to adopt any amendments to this Declaration which would adversely affect to a material degree the rights and preferences of the Shares of any Series or Class or to increase or decrease the par value of the Shares of any Series or Class.

Section 6.     Establishment and Designation of Series and Classes.

               The establishment and designation of any Series or additional Class shall be effective upon the execution by a majority of the Trustees of an instrument setting forth such establishment and designation and the relative rights and preferences of the Shares of such Series or Class, or as otherwise provided in such instrument. Each instrument referred to in this paragraph shall have the status of an amendment to this Declaration.

Section 7.     Indemnification of Shareholders.

               If any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to his or her being or having been a Shareholder, and not because of his or her acts or omissions, the Shareholder or former Shareholder (or his or her heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all loss and expense arising from such claim or demand.

                                   ARTICLE IV
                              THE BOARD OF TRUSTEES

Section 1.     Number, Election and Tenure.

               The number of Trustees constituting the Board of Trustees shall be fixed from time to time by a written instrument signed, or by resolution approved at a duly constituted meeting, by a majority of the Board of Trustees; provided, however, that the number of Trustees shall in no event be less than one (1) nor more than fifteen (15). Except as required by the 1940 Act, Trustees need not be elected by Shareholders. The Board of Trustees, by action of a majority of the then Trustees at a duly constituted meeting, may fill vacancies in the Board of Trustees or remove Trustees with or without cause; except that a vacancy shall be filled only by a person elected by Shareholders if required by the 1940 Act.

               Each Trustee shall serve during the continued lifetime of the Trust until he dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the next meeting of Shareholders called for the purpose of electing Trustees and until the election and qualification of his successor. Any Trustee may resign at any time by written instrument signed by him and delivered to any officer of the Trust or to a meeting of the Trustees. Such resignation shall be effective upon receipt unless specified to be effective at some other time. Except to the extent expressly provided in a written agreement with the Trust, no Trustee resigning and no Trustee removed shall have any right to any compensation for any period following his resignation or removal, or any right to damages on account of such removal. The Shareholders may elect Trustees at any meeting of Shareholders called by the Trustees for that purpose. Any Trustee may be removed at any meeting of Shareholders by a vote of two-thirds of the outstanding Shares of the Trust. A meeting of Shareholders for the purpose of electing or removing one or more Trustees shall be called (i) by the Trustees upon their own vote, or (ii) upon the demand of a Shareholder or Shareholders owning Shares representing 10% or more of all votes entitled to be cast by outstanding Shares.

Section 2.     Effect of Death, Resignation, etc. of a Trustee.

               The death, declination, resignation, retirement, removal or incapacity of one or more Trustees, or all of them, shall not operate to annul the Trust or to revoke any existing agency created pursuant to the terms of this Declaration. Whenever a vacancy in the Board of Trustees shall occur, until such vacancy is filled as provided in Article IV, Section 1, the Trustees in office, regardless of their number, shall have all the powers granted to the Trustees and shall discharge all the duties imposed upon the Trustees by this Declaration. As conclusive evidence of such vacancy, a written instrument certifying the existence of such vacancy may be executed by an officer of the Trust or by a majority of the Board of Trustees. In the event of the death, declination, resignation, retirement, removal or incapacity of all the then Trustees within a short period of time and without the opportunity for at least one Trustee being able to appoint additional Trustees to fill vacancies, the Trust's Investment Adviser is hereby empowered to appoint new Trustees, subject to the provisions of Section 16(a) of the 1940 Act.

Section 3.     Powers.

               Subject to the provisions of this Declaration, the business of the Trust shall be managed by the Board of Trustees, and such Board shall have all powers necessary or convenient to carry out that responsibility.

               Without limiting the foregoing, the Trustees may: (i) adopt By-Laws not inconsistent with this Declaration providing for the regulation and management of the affairs of the Trust and may amend and repeal the By-Laws to the extent that such By-Laws do not reserve that right to the Shareholders; (ii) elect persons to serve as Trustees and fill vacancies in the Board of Trustees, and remove Trustees from such Board in accordance with the provisions of this Declaration, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate; (iii) appoint from their own number and establish and terminate one or more committees consisting of one or more Trustees which may exercise the powers and authority of the Board of Trustees to the extent that the Trustees determine; (iv) employ one or more custodians of the assets of the Trust and may authorize such custodians to employ sub-custodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank, retain a transfer agent or a shareholder servicing agent, or both, and employ such other Persons as the Trustees may deem desirable for the transaction of business of the Trust or any Series; (v) provide for the issuance, sale and distribution of Shares by the Trust directly or through one or more Principal Underwriters or otherwise; (vi) redeem, repurchase, retire, cancel, acquire, hold, resell, reissue, classify, reclassify, and transfer and otherwise deal in Shares pursuant to applicable law; (vii) set record dates for the determination of Shareholders with respect to various matters; (viii) declare and pay dividends and distributions to Shareholders of each Series or Class from the assets of such Series or Class; (ix) collect all property due to the Trust, pay all claims, including taxes, against the Trust Property, prosecute, defend, compromise or abandon any claims relating to the Trust Property, foreclose any security interest securing any obligations by virtue of which any property is owed to the Trust, and enter into releases, agreements and other instruments;
(x) incur and pay any expenses which, in the opinion of the Trustees, are necessary or incidental to carry out the purposes of the Trust, and pay reasonable compensation from the funds of the Trust to themselves as Trustees;
(xi) engage in and prosecute, defend, compromise, abandon, or adjust, by arbitration or otherwise, any actions, suits, proceedings, disputes, claims and demands relating to the Trust expenses incurred in connection therewith, including those of litigation; (xii) indemnify any Person with whom the Trust has dealings, including the Shareholders, Trustees, officers, employees, agents, Investment Advisers and their affiliates, or Principal Underwriters of the Trust and their affiliates, to the extent permitted by law and not inconsistent with any applicable provisions of the By-Laws as the Trustees shall determine; (xiii) determine and change the fiscal year of the Trust or any Series and the method by which its accounts shall be kept; and (xiv) in general, delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees and to any agent or employee of the Trust or to any such custodian, transfer or shareholder servicing agent, Investment Adviser or Principal Underwriter. Any determination made by the Trustees in good faith as to what is in the interests of the Trust shall be conclusive. In construing the provisions of this Declaration, the presumption shall be in favor of a grant of power to the Trustees. Unless otherwise specified or required by law, any action by the Board of Trustees shall be deemed effective if approved or taken by a majority of the Trustees then in office.

               Without limiting the foregoing, the Trust shall have power and authority:

                    (a) To invest and reinvest cash, to hold cash uninvested, and to subscribe for, invest in, reinvest in, purchase or otherwise acquire, own, hold, pledge, sell, assign, transfer, exchange, distribute, write options on, lend or otherwise deal in or dispose of contracts for the future acquisition or delivery of securities of every nature and kind, including, without limitation, all types of stocks, bonds, bills, notes, debentures, options, negotiable or non-negotiable instruments, obligations, swaps, forwards, evidences of indebtedness, certificates of deposit or indebtedness, commercial paper, repurchase agreements, bankers' acceptances and other securities of any kind, issued, created, guaranteed, or sponsored by any and all Persons, including, without limitation, states, territories, and possessions of the United States and the District of Columbia and any political subdivision, agency, or instrumentality thereof, any political subdivision of the U.S. Government or any foreign government, or any international instrumentality, or by any bank or saving institution, or by any corporation or organization organized under the laws of the United States or of any state, territory, or possession thereof, or by any corporation or organization organized under any foreign law, or in "when issued" or "delayed delivery" contracts for any such securities, to change the investments of the assets of the Trust; and to exercise any and all rights, powers, and privileges of ownership or interest in respect of any and all such investments of every kind and description, including, without limitation, the right to consent and otherwise act with respect thereto, with power to designate one or more Persons, to exercise any of said rights, powers, and privileges in respect of any of said instruments;

                    (b) To sell, exchange, lend, pledge, mortgage, hypothecate, lease, or write options with respect to or otherwise deal in any property rights relating to any or all of the assets of the Trust or any Series;

                    (c) To vote or give assent, or exercise any rights of ownership, with respect to stock or other securities or property; and to execute and deliver proxies or powers of attorney to such Person or Persons as the Trustees shall deem proper, granting to such Person or

Persons such power and discretion with relation to securities or property as the Trustees shall deem proper;

                    (d) To exercise powers and rights to subscription or otherwise which in any manner arise out of ownership of securities;

                    (e) To hold any security or property in a form not indicating any trust, whether in bearer, unregistered or other negotiable form, or in its own name or in the name of a custodian or sub-custodian or a nominee or nominees or otherwise;

                    (f) To consent to or participate in any plan for the reorganization, consolidation or merger of any corporation or issuer of any security which is held in the Trust; to consent to any contract, lease, mortgage, purchase or sale of property by such corporation or issuer; and to pay calls or subscriptions with respect to any security held in the Trust;

                    (g) To join with other security holders in acting through a committee, depositary, voting trustee or otherwise, and in that connection to deposit any security with, or transfer any security to, any such committee, depositary or trustee, and to delegate to them such power and authority with relation to any security (whether or not so deposited or transferred) as the Trustees shall deem proper, and to agree to pay, and to pay, such portion of the expenses and compensation of such committee, depositary or trustee as the Trustees shall deem proper;

                    (h) To compromise, arbitrate or otherwise adjust claims in favor of or against the Trust or any matter in controversy, including but not limited to a claim for taxes;

                    (i) To enter into joint ventures, general or limited partnerships and any other combinations or associations;

                    (j) To borrow funds or other property in the name of the Trust exclusively for Trust purposes;

                    (k) To endorse or guarantee the payment of any notes or other obligations of any Person; to make contracts of guaranty or suretyship, or otherwise assume liability for payment thereof;

                    (l) To purchase and pay for out of Trust Property such insurance as the Trustees may deem necessary or appropriate for the conduct of the business, including, without limitation, insurance policies insuring the assets of the Trust or payment of distributions and principal on its portfolio investments, and insurance policies insuring the Shareholders, Trustees, officers, employees, agents, Investment Advisers and their affiliates, Principal Underwriters and their affiliates, or independent contractors of the Trust, individually against all claims and liabilities of every nature arising by reason of holding Shares, holding or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such Person as Trustee, officer, employee, agent, Investment Adviser, Principal Underwriter, or independent contractor, including any action taken or omitted that may be determined to constitute negligence, whether or not the Trust would have the power to indemnify such Person against liability, subject to such limitations as may be imposed by law;

                    (m) To adopt, establish and carry out pension, profit-sharing, share bonus, share purchase, savings, thrift and other retirement, incentive and benefit plans, trusts and provisions, including the purchasing of life insurance and annuity contracts as a means of providing such retirement and other benefits, for any or all of the Trustees, officers, employees and agents of the Trust;

                    (n) To enter into futures contracts (including, but not limited to, interest rate and stock index futures contracts) and options thereon; and

                    (o) To conduct, operate and carry on any other lawful business and engage in any other lawful business activity which the Trustees, in their sole and absolute discretion, consider to be (i) incidental to the business of the Trust as an investment company, (ii) conducive to or expedient for the benefit or protection of the Trust or any Series or the Shareholders, or
(iii) calculated in any other manner to promote the interests of the Trust or any Series or the Shareholders.

               The Trust shall not be limited to investing in obligations maturing before the possible termination of the Trust or one or more of its Series. The Trust shall not in any way be bound or limited by any present or future law or custom in regard to investment by fiduciaries. The Trust shall not be required to obtain any court order to deal with any assets of the Trust or take any other action hereunder.

Section 4.     Payment of Expenses by the Trust.

               The Trustees are authorized to pay or cause to be paid out of the principal or income of the Trust, or partly out of the principal and partly out of income, as they deem fair, all expenses, fees, charges, taxes and liabilities incurred or arising in connection with the Trust, or in connection with the management thereof, including, but not limited to, the Trustees' compensation and such expenses and charges for the services of the Trust's officers, employees, Investment Advisers, Principal Underwriters, auditors, counsel, custodian, transfer agent, Shareholder servicing agent, and such other agents or independent contractors and such other expenses and charges as the Trustees may deem necessary or proper to incur.

Section 5.     Payment of Expenses by Shareholders

               The Trustees shall have the power, as frequently as they may determine, to cause each Shareholder, or each Shareholder of any particular Series, to pay directly, in advance or arrears, for charges of the Trust's custodian or transfer, Shareholder servicing or similar agent, an amount fixed from time to time by the Trustees, by setting off such charges due from such Shareholder from declared but unpaid dividends owed such Shareholder and/or by reducing the number of Shares in the account of such Shareholder by that number of full and/or fractional Shares which represents the outstanding amount of such charges due from such Shareholder.

Section 6.     Ownership of Assets of the Trust.

               Title to all of the assets of the Trust shall at all times be considered as vested in the Trust, except that the Trustees shall have power to cause legal title to any Trust Property to be held by or in the name of one or more of the Trustees, or in the name of the Trust, or in the name of any other Person as nominee, on such terms as the Trustees may determine. The right, title and interest of the Trustees in the Trust Property shall vest automatically in each Person who may hereafter become a Trustee. Upon the resignation, removal or death of a Trustee he shall automatically cease to have any right, title or interest in any of the Trust Property, and the right, title and interest of such Trustee in the Trust Property shall vest automatically in the remaining Trustees. Such vesting and cessation of title shall be effective whether or not conveyancing documents have been executed and delivered.

Section 7.     Service Contracts.

                    (a) Subject to such requirements and restrictions as may be set forth in the By-Laws, the Trustees may, at any time and from time to time, contract for exclusive or nonexclusive investment advisory, management and administrative services for the Trust or for any Series with any corporation, trust, association or other organization; and any such contract may contain such other terms as the Trustees may determine, including without limitation, authority for one or more Investment Advisers to determine from time to time without prior consultation with the Trustees what investments shall be purchased, held, sold or exchanged and what portion, if any, of the assets of the Trust shall be held uninvested and to make changes in the Trust's investments, or such other activities as may specifically be delegated to such party.

                    (b) The Trustees may also, at any time and from time to time, contract with any corporation, trust, association or other organization, appointing it exclusive or nonexclusive distributor or Principal Underwriter for the Shares of one or more of the Series or Classes or other securities to be issued by the Trust.

                    (c) The Trustees are also empowered, at any time and from time to time, to contract with any corporation, trust, association or other organization, appointing it the administrator, custodian, transfer agent or shareholder servicing agent for the Trust or one or more of its Series.

                    (d) The Trustees are further empowered, at any time and from time to time, to contract with any entity to provide such other services to the Trust or any Series or Class, as the Trustees determine to be in the best interests of the Trust or the Series or Class.

                    (e) The fact that:

                        (i) any of the Shareholders, Trustees, or officers of
               the Trust is a shareholder, director, officer, partner, trustee, employee, Investment Adviser, Principal Underwriter, distributor, or affiliate or agent of or for any corporation, trust, association, or other organization, or for any parent or affiliate of any organization with which an advisory, management or administration contract, or Principal Underwriter's or distributor's contract, or transfer, shareholder servicing or other type of service contract may have been or may hereafter be made, or that any such organization, or any parent or affiliate thereof, is a Shareholder or has an interest in the Trust, or that

                        (ii) any corporation, trust, association or other
               organization with which an advisory, management or administration contract or Principal

               Underwriter's or distributor's contract, or transfer, shareholder servicing or other type of service contract may have been or may hereafter be made also has an advisory, management or administration contract, or principal underwriter's or distributor's contract, or transfer, shareholder servicing or other service contract with other organizations, or has other business or interests, shall not affect the validity of any such contract or disqualify any Shareholder, Trustee or officer of the Trust from voting upon or executing the same, or create any liability or accountability to the Trust or its Shareholders, provided approval of each such contract is made pursuant to the requirements of the 1940 Act.

                                   ARTICLE V
                           SHAREHOLDERS' VOTING POWERS

               The Shareholders shall have power to vote only (i) for the election or removal of Trustees as provided in Article IV, Section 1, and (ii) with respect to such additional matters relating to the Trust as may be required by this Declaration (including, but not limited to, Article VIII hereof), the By-Laws, the 1940 Act or any registration of the Trust with the Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote, except that (i) Shares held in the Treasury as of the record date, as determined in accordance with the By-Laws, shall not be voted, and (ii) when Shares of more than one Series or Class vote together on a matter as a single class, each Share (or fraction thereof) shall be entitled to that number of votes which is equal to the net asset value of such Share (or fractional Share) determined as of the applicable record date. There shall be no cumulative voting in the election of Trustees.

               Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action that the law, this Declaration or the By-Laws require to be taken by Shareholders.

                                   ARTICLE VI
                 NET ASSET VALUE, DISTRIBUTIONS AND REDEMPTIONS

Section 1. Determination of Net Asset Value, Net Income, Dividends and Distributions.

               The Trustees, in their absolute discretion, may prescribe such bases and times for valuing the net assets of the Trust and determining the net asset value of Shares (which net asset value shall be separately determined for each Series and Class, if applicable), for determining the net income attributable to the Shares, or for declaring and paying dividends and other distributions on Shares, as they may deem necessary or desirable.

               The Trustees shall, in their sole discretion, consistent with applicable law, determine whether any cash or property of the Trust or any stock dividends received by the Shareholders shall be treated as income or as principal and whether any item of expense shall be charged to the income or the principal amount, and any such determination made in good faith shall be conclusive and binding upon the Shareholders.

Section 2.     Redemptions at the Option of the Trust.

               The Trust shall have the right at its option and at any time to redeem Shares from any Shareholder at the net asset value thereof as described in Section 1 of this Article VI if at such time, and as a result of one or more redemptions of one or more Shares by such Shareholder, the aggregate net asset value of the Shares in such Shareholder's account with the Trust or any Series of Class is, as a result (in whole or part) of a redemption of Shares, less than the minimum initial investment amount then applicable for investments in the Trust or the applicable Series or Class, or such lesser amount, as the Trustees may from time to time determine.

                                  ARTICLE VII
              COMPENSATION AND LIMITATION OF LIABILITY OF TRUSTEES

Section 1.     Compensation.

               The Trustees as such shall be entitled to reasonable compensation from the Trust, and they may fix the amount of such compensation. Nothing herein shall in any way prevent the employment of any Trustee for advisory, management, legal, accounting, investment banking or other services and payment for the same by the Trust.

Section 2.     Indemnification and Limitation of Liability.

               The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Investment Adviser or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee's performance of his duties as a Trustee of the Trust to the fullest extent permitted by law; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee from or against any liability to the Trust or any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

               Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Section 3.     Trustee's Good Faith Action; Expert Advice; No Bond or Surety.

               The exercise by the Trustees of their powers and discretions hereunder shall be binding upon everyone interested. A Trustee shall be liable to the Trust and to any Shareholder solely for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

Section 4.     Insurance.

               The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he becomes involved by virtue of his capacity or former capacity with the Trust.

                                  ARTICLE VIII
                                 MISCELLANEOUS

Section1.      Liability of Third Persons Dealing with Trustees.

               No Person dealing with the Trustees shall be bound to make any inquiry concerning the validity of any transaction made or to be made by the Trustees or to see to the application of any payments made or property transferred to the Trust or upon its order.

Section 2.     Termination of Trust or Series or Class.

               Unless terminated as provided herein, the Trust shall continue without limitation of time.

                    (a) The Trust may be terminated at any time by vote of the holders of a majority of the outstanding Shares of the Trust, or by the Trustees.

                    (b) Any Series or Class may be terminated at any time by vote of the holders of a majority of the outstanding Shares of that Series or Class, respectively, or by the Trustees.

                    (c) The Trust (or any Series of the Trust, if applicable) will be dissolved if the Shares of any investor that has submitted a written request for repurchase of its Shares have not been repurchased by the Trust (or Series) within a period of two years after the investor's request; provided, however, that dissolution will not be required if the Trust (or Series) is unable to repurchase an investor's Shares as a result of regulatory restrictions that prevent the Fund from fulfilling a repurchase request.

               Upon termination of the Trust (or any Series or Class, as the case may be), after paying or otherwise providing for all charges, taxes, expenses and liabilities held, severally, with respect to each Series (or the applicable Series or Class), whether due or accrued or anticipated as may be determined by the Trustees, the Trust shall, in accordance with such procedures as the Trustees consider appropriate, reduce the remaining assets held, severally, with respect to each Series (or the applicable Series or Class) to distributable form in cash or shares or other securities, or any combination thereof, and distribute the proceeds held with respect to each Series (or the applicable Series or Class) to the Shareholders of that Series or Class, as a Series or Class, ratably according to the number of Shares of that Series or Class held by the several Shareholders on the date of termination.

Section 3.     Merger and Consolidation.

               The Trustees may cause (i) the Trust or one or more of its Series to the extent consistent with applicable law to be merged into or consolidated with another trust or company, (ii) Shares of the Trust or any Series to be converted into beneficial interests in another statutory trust (or series thereof) created pursuant to this Section 3 of Article VIII, (iii) the sale of substantially all of the assets of the Trust or one or more of its Series to another trust or company in exchange for the assumption of the liabilities of the Trust or the Series and the issuance of beneficial interests in such trust or company, or (iv) Shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law. Such merger or consolidation, Share conversion, sale of assets or Share exchange must be authorized by vote of the holders of a majority of the outstanding Shares of the Trust or the affected Series, except that if the majority of the Board of Trustees approves such transaction by an affirmative vote of a majority of the Trustees, the approval of a majority of Shares present in person or by proxy and entitled to vote thereon at the shareholders' meeting shall be sufficient to effect the transaction; provided that in all respects not governed by applicable law, the Trustees shall have the power to prescribe the procedures necessary or appropriate to accomplish the transaction including the power to create one or more separate statutory trusts to which all or any part of the assets, liabilities, profits or losses of the Trust may be transferred and to provide for the conversion of Shares of the Trust or any Series into beneficial interests in such separate statutory trust or trusts (or series thereof). The Trustees may also cause substantially all of the assets of any Series (the "Acquired Series") to be sold to another Series if authorized by vote of the holders of a majority of the outstanding Shares of the Acquired Series, except that if the majority of the Board of Trustees approves such a sale by an affirmative vote of a majority of the Trustees, the approval of a majority of Shares present in person or by proxy and entitled to vote thereon at the shareholders' meeting shall be sufficient to effect the transaction, and to the extent not governed by applicable law, the Trustees shall have the power to prescribe the procedures necessary or appropriate to accomplish the transaction. Upon consummation of any transaction contemplated by this Section 3, the Trust or applicable Series, as the case may be, shall distribute its remaining assets to Shareholders and terminate as provided by Section 2 of this Article VIII.

Section 4.     Conversion to an Open-End Fund.

               Notwithstanding any other provision of this Declaration of Trust, the conversion of the Trust or any Series from a closed-end to an open-end investment company shall require the affirmative vote or consent of sixty-seven percent (67%) of the outstanding shares entitled to vote, except that if the Board of Trustees approves such conversion by an affirmative vote of a majority of the Trustees, the approval of a majority of the Trust's outstanding Shares shall be sufficient to implement such conversion.

Section 5.     Amendments.

                    (a) This Declaration may be restated or amended at any time by an instrument in writing signed by a majority of the Trustees and, if required by applicable law or this Declaration or the By-Laws, by approval of such amendment by Shareholders in accordance with Article V hereof and the By-Laws. Any such restatement or amendment hereto shall be effective immediately upon execution and approval. The Certificate of Trust of the Trust may be restated or amended by a similar procedure, and any such restatement or amendment shall be effective immediately upon filing with the Office of the Secretary of State of the State of Delaware or upon such future date as may be stated therein.

                    (b) Nothing contained in this Declaration shall permit the amendment of this Declaration to impair the exemption from personal liability of the Shareholders, Trustees, officers, employees and agents of the Trust or to permit assessments on Shareholders.

Section 6.     Filing of Copies; References; Headings.

               The original or a copy of this Declaration and of each restatement and amendment hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. Anyone dealing with the Trust may rely on a certificate by an officer of the Trust as to whether or not any such restatements or amendments have been made and as to any matters in connection with the Trust hereunder; and, with the same effect as if it were the original, may rely on a copy certified by an officer of the Trust to be a copy of this Declaration or of any such restatement or amendment. Headings are placed herein for convenience of reference only and shall not be taken as a part hereof or control or affect the meaning, construction or effect of this Declaration. Whenever the singular number is used herein, the same shall include the plural; and the neuter, masculine and feminine genders shall include each other, as applicable. This Declaration may be simultaneously executed in any number of counterparts each of which shall be deemed an original, and such counterparts together shall constitute one and the same instrument, which shall be sufficiently evidenced by any such original counterpart.

Section 7.     Applicable Law.

               This Declaration is created under and is to be governed by and construed and administered according to the laws of the State of Delaware and the Delaware Statutory Trust Act, as amended from time to time (the "Delaware Act"). The Trust shall be a Delaware statutory trust pursuant to the Delaware Act, and without limiting the provisions hereof, the Trust may exercise all powers which are ordinarily exercised by such a statutory trust.

Section 8.     Provisions in Conflict with Law or Regulations.

                    (a) The provisions of this Declaration are severable, and if the Trustees shall determine, with the advice of counsel, that any of such provisions is in conflict with the 1940 Act, the regulated investment company provisions of the Internal Revenue Code of 1986, as amended, or with other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of the Declaration of Trust; provided, however, that such determination shall not affect any of the remaining provisions of the Declaration of Trust or render invalid or improper any action taken or omitted prior to such determination.

                    (b) If any provision of the Declaration shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of the Declaration in any jurisdiction.

Section 9.     Statutory Trust Only.

               It is the intention of the Trustees to create a statutory trust pursuant to the Delaware Act and thereby to create only the relationship of trustee and beneficial owners within the meaning of the Delaware Act between the Trustees and each Shareholder. It is not the intention of the Trustees to create a general partnership, limited partnership, joint stock association, corporation, bailment, or any form of legal relationship other than a statutory trust pursuant to the Delaware Act. Nothing in this Declaration shall be construed to make the Shareholders, either by themselves or with the Trustees, partners or members of a joint stock association.

          IN WITNESS WHEREOF, the Trustee named below does hereby make and enter into this Declaration of Trust as of the 27th day of April, 2005.



                                             /S/ MICHAEL P. BYRUM
                                             -----------------------------------
                                                 Michael P. Byrum
                                                 Trustee

                                                                     EXHIBIT A.2

                              CERTIFICATE OF TRUST
                                       OF
              RYDEX CAPITAL PARTNERS SPHINX EQUITY LONG/SHORT FUND

This Certificate of Trust of RYDEX CAPITAL PARTNERS SPHINX EQUITY LONG/SHORT FUND, a statutory trust which proposes to register under the Investment Company Act of 1940, as amended (the "Statutory Trust"), filed in accordance with the provisions of the Delaware Statutory Trust Act (12 Del. Code ss.ss. 3801 ET SEQ.), sets forth the following:

          FIRST: The name of the Statutory Trust is RYDEX CAPITAL PARTNERS SPHINX EQUITY LONG/SHORT FUND.

          SECOND: As required by 12 Del. Code ss.ss. 3807(b) and 3810(a)(1)(b), the name and business address of the Statutory Trust's Registered Agent for Service of Process and the address of the Statutory Trust's Registered Office are:

                                                 ADDRESS OF STATUTORY TRUST'S
                                                 REGISTERED OFFICE AND BUSINESS
           RESIDENT AGENT                        ADDRESS OF REGISTERED AGENT

           National Corporate Research, Ltd.     615 South DuPont Highway
                                                 Dover, DE 19901

          The name and business address of the initial trustee of the Statutory Trust is as follows:



           NAME                            BUSINESS ADDRESS

           Michael P. Byrum                9601 Blackwell Road, Suite 500
                                           Rockville, Maryland  20850

          THIRD: The nature of the business or purpose or purposes of the Statutory Trust as set forth in its governing instrument is to conduct, operate and carry on the business of a management investment company registered under the Investment Company Act of 1940, as amended, through one or more series of shares of beneficial interest, investing primarily in securities.

          FOURTH: The trustee of the Statutory Trust, as set forth in its governing instrument, reserve the right to amend, alter, change or repeal any provision contained in this Certificate of Trust, in any manner now or hereafter prescribed by statute.

          FIFTH: This Certificate of Trust shall become effective immediately upon its filing with the Office of the Secretary of State of the State of Delaware.

          IN WITNESS WHEREOF, the undersigned, being the initial trustee of RYDEX CAPITAL PARTNERS SPHINX EQUITY LONG/SHORT FUND, has duly executed this Certificate of Trust as of this 27th day of April, 2005.



                                /S/ Michael P. Byrum
                                ---------------------------------------------
                                Michael P. Byrum, as Trustee
                                and not individually

                                                                       EXHIBIT B

                                     BY-LAWS

                                       OF

              RYDEX CAPITAL PARTNERS SPHINX EQUITY LONG/SHORT FUND

                           A DELAWARE STATUTORY TRUST

                             AS ADOPTED APRIL 27, 2005

                                TABLE OF CONTENTS

                                                                       PAGE NO.


ARTICLE I OFFICES...........................................................1
    SECTION 1.  PRINCIPAL OFFICE............................................1
    SECTION 2.  DELAWARE OFFICE.............................................1
    SECTION 3.  OTHER OFFICES...............................................1

ARTICLE II MEETINGS OF SHAREHOLDERS.........................................1
    SECTION 1.  TIME AND PLACE OF MEETINGS..................................1
    SECTION 2.  MEETINGS....................................................2
    SECTION 3.  NOTICE OF MEETINGS..........................................2
    SECTION 4.  QUORUM; ADJOURNMENTS........................................2
    SECTION 5.  VOTE REQUIRED...............................................3
    SECTION 6.  VOTING......................................................3
    SECTION 7.  PROXIES.....................................................3
    SECTION 8.  PROCEDURES AT MEETINGS......................................3
    SECTION 9.  INFORMAL ACTION BY SHAREHOLDERS.............................4

ARTICLE III TRUSTEES........................................................4
    SECTION 1.  POWERS......................................................4
    SECTION 2.  NUMBER OF TRUSTEES..........................................4
    SECTION 3.  VACANCIES...................................................4
    SECTION 4.  ANNUAL MEETINGS OF THE TRUSTEES.............................4
    SECTION 5.  REGULAR AND SPECIAL MEETINGS OF THE TRUSTEES................4
    SECTION 6.  NOTICE OF SPECIAL MEETING...................................5
    SECTION 7.  QUORUM; ADJOURNMENT.........................................5
    SECTION 8.  VOTING......................................................5
    SECTION 9.  EXECUTIVE AND OTHER COMMITTEES..............................5
    SECTION 10. PARTICIPATION IN MEETINGS BY TELEPHONE......................6
    SECTION 11. INFORMAL ACTION BY TRUSTEES.................................6
    SECTION 12. COMPENSATION................................................6

ARTICLE IV WAIVER OF NOTICE.................................................6
ARTICLE V OFFICERS..........................................................7
    SECTION 1.  EXECUTIVE OFFICERS..........................................7
    SECTION 2.  OTHER OFFICERS AND AGENTS...................................7
    SECTION 3.  TENURE, RESIGNATION AND REMOVAL.............................7
    SECTION 4.  VACANCIES...................................................7
    SECTION 5.  COMPENSATION................................................8
    SECTION 6.  AUTHORITY AND DUTIES........................................8
    SECTION 7.  CHAIRMAN....................................................8
    SECTION 8.  PRESIDENT...................................................8
    SECTION 9.  VICE-PRESIDENTS.............................................8

    SECTION 10. SECRETARY...................................................9
    SECTION 11. TREASURER...................................................9

ARTICLE VI INDEMNIFICATION OF TRUSTEES, OFFICERS, EMPLOYEES AND OTHER AGENTS.10
    SECTION 1.  AGENTS, PROCEEDINGS AND EXPENSES...........................10
    SECTION 2.  ACTIONS OTHER THAN BY TRUST................................10
    SECTION 3.  ACTIONS BY THE TRUST.......................................10
    SECTION 4.  EXCLUSION OF INDEMNIFICATION...............................11
    SECTION 5.  SUCCESSFUL DEFENSE BY AGENT................................11
    SECTION 6.  REQUIRED APPROVAL..........................................11
    SECTION 7.  ADVANCE OF EXPENSES........................................12
    SECTION 8.  OTHER CONTRACTUAL RIGHTS...................................12
    SECTION 9.  LIMITATIONS................................................12
    SECTION 10. INSURANCE..................................................12
    SECTION 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN.......................13

ARTICLE VII RECORDS AND REPORTS............................................13
    SECTION 1.  MAINTENANCE AND INSPECTION OF SHARE REGISTER...............13
    SECTION 2.  MAINTENANCE AND INSPECTION OF BY-LAWS......................13
    SECTION 3.  MAINTENANCE AND INSPECTION OF OTHER RECORDS................13
    SECTION 4.  INSPECTION BY TRUSTEES.....................................13
    SECTION 5.  FINANCIAL STATEMENTS.......................................14

ARTICLE VIII CONTRACTS, CHECKS AND DRAFTS..................................14
    SECTION 1.  CHECKS, DRAFTS, EVIDENCE OF INDEBTEDNESS...................14
    SECTION 2.  CONTRACTS AND INSTRUMENTS; HOW EXECUTED....................14

ARTICLE IX SHARES OF BENEFICIAL INTEREST...................................14
    SECTION 1.  CERTIFICATES OF SHARES.....................................14
    SECTION 2.  TRANSFERS OF SHARES........................................14
    SECTION 3.  LOST CERTIFICATE...........................................15
    SECTION 4.  FIXING OF RECORD DATE......................................15

ARTICLE X FISCAL YEAR......................................................16

ARTICLE XI FEDERAL SUPREMACY...............................................16

ARTICLE XII DECLARATION OF TRUST...........................................16

ARTICLE XIII AMENDMENTS....................................................16

ARTICLE XIV SEAL...........................................................16

                                     BY-LAWS

                                       OF

              RYDEX CAPITAL PARTNERS SPHINX EQUITY LONG/SHORT FUND
                           A DELAWARE STATUTORY TRUST

               These By-Laws are made and adopted pursuant to Article IV,
Section 3, of the Declaration of Trust establishing Rydex Capital Partners SPhinX Equity Long/Short Fund (the "Trust"), dated April 27, 2005, as from time to time amended (the "Declaration"). All words capitalized in these By-Laws that are not otherwise defined herein shall have the meaning or meanings set forth for such words or terms in the Declaration.

                                    ARTICLE I
                                     OFFICES

SECTION 1     PRINCIPAL OFFICE.

               The Board of Trustees shall fix and, from time to time, may change the location of the principal executive office of the Trust at any place within or without the State of Delaware.

SECTION 2     DELAWARE OFFICE.

               The Board of Trustees shall establish a registered office in the State of Delaware and shall appoint as the Trust's registered agent for service of process in the State of Delaware an individual resident in the State of Delaware or a Delaware corporation or a foreign corporation authorized to transact business in the State of Delaware; provided that, in each case, the business office of such registered agent for service of process shall be identical with the registered Delaware office of the Trust.

SECTION 3     OTHER OFFICES.

               The Board of Trustees may at any time establish an office or offices in the City of Rockville, Maryland and at such other places within or without the State of Delaware as the Trustees may from time to time designate or the business of the Trust may require.

                                   ARTICLE II
                            MEETINGS OF SHAREHOLDERS

SECTION 1     TIME AND PLACE OF MEETINGS.

               All meetings of Shareholders shall be held at such time and place, whether within or without the State of Delaware, as shall be stated in the notice of the meeting or in a duly executed waiver of notice thereof.

SECTION 2     MEETINGS.

               Meetings of Shareholders of the Trust or any Series (or Class) shall be held whenever a vote of such Shareholders is required by the Declaration and at such other times as the Trustees may determine to be necessary, appropriate or advisable. Meetings of Shareholders to consider any matter as to which a vote of Shareholders is required by the 1940 Act or is permitted to be requested by Shareholders pursuant to the 1940 Act and as to which the Trustees have not called a meeting of Shareholders shall be called by the secretary upon the written request of the holders of Shares entitled to cast not less than ten percent (10%) of all the votes then entitled to be cast on such matter at a meeting of Shareholders. Such request shall state the purpose or purposes of such meeting and the matters proposed to be acted on thereat. The secretary shall inform such Shareholders of the estimated reasonable cost of preparing and mailing such notice of the meeting. Upon payment to the Trust of such costs, the secretary shall give notice stating the purpose or purposes of the meeting to each Shareholder entitled to vote at such meeting. Unless requested by Shareholders entitled to cast a majority of all votes entitled to be cast on such matter, a meeting need not be called to consider any matter which is substantially the same as a matter voted on at any meeting of Shareholders held during the preceding twelve (12) months.

SECTION 3     NOTICE OF MEETINGS.

               Written notice of each meeting of Shareholders stating the place, date and hour thereof, and in the case of a special meeting, specifying the purpose or purposes thereof, shall be given, to each Shareholder entitled to vote thereat, not less than ten (10) nor more than ninety (90) days prior to the meeting either by mail or by presenting it to such Shareholder personally or by leaving it at his residence or usual place of business. If mailed, such notice shall be deemed to be given when deposited in the United States mail, postage prepaid, addressed to the Shareholder at his post office address as it appears on the records of the Trust.

               If action is proposed to be taken at any meeting for approval of
(i) a contract or transaction in which a Trustee has a direct or indirect financial interest, (ii) an amendment of the Declaration, (iii) a reorganization of the Trust, or (iv) a voluntary dissolution of the Trust, the notice shall state the general nature of that proposal.

SECTION 4     QUORUM; ADJOURNMENTS.

               Except as otherwise provided by law, by the Declaration or by these By-Laws, at all meetings of Shareholders the holders of Shares representing forty percent (40%) of the Shares entitled to vote on a matter, present in person or represented by proxy, shall be requisite and shall constitute a quorum for the transaction of business as to such matter. This section shall not affect any applicable requirement of law or the Declaration for the vote necessary for the adoption of any measure. In the absence of a quorum, the Shareholders present in person or represented by proxy and entitled to vote on a matter shall have power to adjourn the meeting with respect to such matter from time to time without notice other than announcement at the meeting until such quorum shall be present. The holders of Shares entitled to cast not less than a majority of all the votes entitled to be cast at such meeting on a matter shall also have the power to adjourn the meeting. Written notice shall be given as required by this Article II, Section 4, if a meeting is adjourned to a date more than one hundred twenty (120) days after the record date originally scheduled with respect to the meeting. At any such adjourned meeting at which a quorum shall be present, any business may be transacted which might have been transacted had a quorum been present at the time originally fixed for the meeting.

SECTION 5     VOTE REQUIRED.

               Except as otherwise provided by applicable law, by the Declaration or by these By-Laws and subject to the provisions of Article V of the Declaration, when a quorum is present at any meeting, a majority of the Shares voted shall decide all questions and a plurality shall elect a Trustee.

SECTION 6     VOTING.

               At any meeting of Shareholders, each Shareholder having the right to vote shall be entitled to vote in person or by proxy, and each Shareholder of record shall be entitled to cast such number of votes as specified by Article V of the Declaration for each Share (and fractional share) entitled to vote so registered in his name on the records of the Trust on the date fixed as the record date for the determination of Shareholders entitled to vote at such meeting. Shares held by two or more persons (whether as joint tenants, co-fiduciaries or otherwise) will be voted as follows, unless written instrument or court order providing to the contrary has been filed with the secretary of the Trust: (1) if only one votes, his vote will bind all; (2) if more than one votes, the vote of the majority will bind all; and (3) if more than one votes and the vote is evenly divided, the Shares will be voted in accordance with the determination of a majority of such persons and any person appointed to act by a court of competent jurisdiction, or, in the absence of such appointment, the vote will be cast proportionately.

SECTION 7     PROXIES.

               Each proxy shall be in writing executed by the Shareholder giving the proxy or by his duly authorized attorney. Notwithstanding the foregoing, a Shareholder may authorize another person or persons to act for him as proxy by transmitting or authorizing the transmission of a telephone communication, telegram, cablegram or other means of electronic transmission to the person who will be the holder of the proxy or to a proxy solicitation firm, proxy support service organization or like agent duly authorized by the person who will be the holder of the proxy to receive such transmission, provided that any such telephone communication, telegram, cablegram or other means of electronic transmission must either set forth or be submitted with information from which it can be determined that the telephone communication, telegram, cablegram or other electronic transmission was authorized by the Shareholder. No proxy shall be valid after the expiration of eleven (11) months from its date, unless a longer period is provided for in the proxy.

SECTION 8     PROCEDURES AT MEETINGS.

               At all meetings of Shareholders, all questions relating to the qualification of voters, the validity of proxies, the acceptance or rejection of votes, the order and manner in which matters are submitted to a vote, and all other matters relating to questions of procedure shall be decided by the chairman of the meeting, in a manner consistent with these By-Laws.

SECTION 9     INFORMAL ACTION BY SHAREHOLDERS.

               Any action required or permitted to be taken at a meeting of Shareholders may be taken without a meeting if (i) a consent in writing, setting forth such action, is signed by the holders of outstanding Shares having not less than the minimum number of votes that would be necessary to authorize such action at a meeting of Shareholders at which all Shares issued and outstanding and entitled to vote thereat were present in person or by proxy, and (ii) such consents are filed with the records of the Trust.

                                  ARTICLE III
                                    TRUSTEES

SECTION 1     POWERS.

               Subject to the applicable provisions of the Declaration and these By-Laws relating to action required to be approved by the Shareholders or by the outstanding Shares, the business and affairs of the Trust shall be managed and all powers shall be exercised by or under the direction of the Board of Trustees.

SECTION 2     NUMBER OF TRUSTEES.

               The exact number of Trustees within the limits specified in the Declaration shall be fixed from time to time by a written instrument signed, or by resolution approved at a duly constituted meeting, by a majority of the Board of Trustees.

SECTION 3     VACANCIES.

               Vacancies in the Board of Trustees may be filled by a majority of the then remaining Trustees at a duly constituted meeting; except that a vacancy shall be filled only by a person elected by Shareholders if required by the 1940 Act.

SECTION 4     ANNUAL MEETINGS OF THE TRUSTEES.

               The Trustees shall hold an annual meeting for the election of officers and the transaction of other business which may come before the meeting.

SECTION 5     REGULAR AND SPECIAL MEETINGS OF THE TRUSTEES.

               The Trustees may in their discretion provide for regular or special meetings of the Trustees. Regular meetings of the Trustees may be held without further notice, except as otherwise required by the 1940 Act in which case notice shall be given as prescribed in Section 6 of this Article III, and may be held at such time and place as shall be fixed in advance by the Trustees. Special meetings of the Trustees may be called at any time by the chairman and shall be called by the chairman, vice-president or the secretary upon the request of any two (2) Trustees or, if there shall be only one (1) Trustee, upon the request of such sole Trustee.

SECTION 6     NOTICE OF SPECIAL MEETING.

               Notice of any special meeting of the Trustees shall be given by oral or written notice delivered personally, telephoned, telegraphed, mailed or electronically transmitted to each Trustee at his business or residence address. Personally delivered, telephoned, telegram or electronically transmitted notice shall be given at least twenty-four (24) hours prior to the meeting. Notice by mail shall be given at least five (5) days prior to the meeting. If mailed, such notice will be deemed to be given when deposited in the United States mail properly addressed, with postage thereon prepaid. If notice be given by telegram, such notice shall be deemed given when the telegram is delivered to the telegraph company. Neither the business to be transacted at, nor the purpose of, any special meeting of the Trustees need be stated in the notice, unless specifically required by the 1940 Act.

SECTION 7     QUORUM; ADJOURNMENT.

               A majority of the authorized number of Trustees shall constitute a quorum for the transaction of business; provided, that if less than a majority of such number of Trustees is present at any such meeting, a majority of the Trustees present or the sole Trustee present may adjourn the meeting from time to time without further notice until a quorum is present.

SECTION 8     VOTING.

               The action of a majority of the Trustees present at a meeting at which a quorum is present shall be the action of the Trustees, unless the concurrence of a greater proportion or of any specified group of Trustees is required for such action by law, the Declaration or these By-Laws.

SECTION 9     EXECUTIVE AND OTHER COMMITTEES.

               The Trustees may designate one or more committees, each committee to consist of one (1) or more Trustees and to have such title as the Trustees may consider to be properly descriptive of its function, except that not more than one committee shall be designated as the Executive Committee and that the Executive Committee shall consist of two (2) or more Trustees. Each such committee shall serve at the pleasure of the Trustees.

               In the absence of any member of such committee, the members thereof present at any meeting, whether or not they constitute a quorum, may appoint a Trustee to act in the place of such absent member.

               The Trustees may delegate to any of the committees appointed under this Article III, Section 9, any of the powers of the Trustees, except the power to: (1) amend the Declaration; (2) authorize the merger or consolidation of the Trust or the sale, lease or exchange of all or substantially all of the Trust Property belonging to the Trust or any Series (or Class); (3) approve the incorporation of the Trust; (4) approve the termination of the Trust; (5) declare dividends or distributions on Shares; (6) issue Shares except pursuant to a general formula or method specified by the Trustees by resolution; (7) amend these By-Laws; or (8) elect, appoint or remove Trustees.

               Each committee, as and when requested by the Trustees, shall keep minutes or other appropriate written evidence of its meetings or proceedings and shall report the same to the Trustees and shall observe such other procedures with respect to its meetings as may be prescribed by the Trustees in the resolution appointing such committee, or, if and to the extent not so prescribed, as are prescribed in these By-Laws with respect to meetings of the Trustees.

SECTION 10     PARTICIPATION IN MEETINGS BY TELEPHONE.

               Any Trustee may participate in a meeting of the Trustees or of any committee of the Trustees by means of conference telephone or similar communications equipment if all persons participating in the meeting can hear each other at the same time. Participation in a meeting by these means shall constitute presence in person at the meeting except where the 1940 Act requires Trustee action at a meeting held in person.

SECTION 11     INFORMAL ACTION BY TRUSTEES.

               Unless an in person meeting is required by the 1940 Act, any action required or permitted to be taken at any meeting of the Trustees or of any committee of the Trustees may be taken without a meeting, if a consent in writing to such action is signed by each Trustee in the case of a meeting of Trustees, or each Trustee who is a member of the committee, in the case of a meeting of a committee, and such written consent is filed with the minutes of proceedings of the Trustees or of the committee. Any such consent may be executed in counterparts.

SECTION 12     COMPENSATION.

               The Trustees shall determine and from time to time fix by resolution the compensation payable to Trustees for their services to the Trust in that capacity. Such compensation may, but need not, consist of an annual fee or a fee for attendance at meetings of the Trustees or of any committee of the Trustees of which the Trustees receiving such fees are members, or a combination of an annual fee and a fee for attendance. The chairman of the Board of Trustees and the chairman, if any, of each committee of Trustees, may be paid additional amounts for services rendered in such capacities. In addition, the Trustees may authorize the reimbursement of Trustees for their expenses for attendance at meetings of the Trustees and at meetings of any committee of the Trustees of which they are members. Nothing herein contained shall be construed to preclude any Trustee from serving the Trust in any other capacity and receiving compensation therefor.

                                   ARTICLE IV
                                WAIVER OF NOTICE

               Whenever any notice is required to be given pursuant to law, the Declaration or these By-Laws, a waiver thereof in writing, signed by the person or persons entitled to such notice, or, in the case of any waiver of notice of any meeting of Shareholders, signed by the proxy for a person entitled to notice thereof, whether before or after the time stated therein, shall be deemed equivalent to the giving of such notice. Neither the business to be transacted at nor the purpose of any meeting need be set forth in the waiver of notice, unless specifically required by law, the Declaration or these By-Laws. The attendance by any person at any meeting in person, or in the case of a meeting of Shareholders, by proxy, shall constitute a waiver of notice of such meeting, except where such person attends a meeting for the express purpose of objecting to the transaction of any business on the ground that the meeting is not lawfully called or convened.

                                    ARTICLE V
                                    OFFICERS

SECTION 1      EXECUTIVE OFFICERS.

               The executive officers of the Trust shall be a chairman, a president, a secretary, a treasurer and such other officers as the Trustees from time to time may elect. If the Trustees shall elect one or more vice-presidents, each such vice-president shall be an executive officer. The chairman and president shall be elected from among the Trustees, but no other executive officer need be a Trustee. Any two or more executive offices may be held by the same person, except the offices of president and secretary. A person holding more than one office may not act in more than one capacity to execute, acknowledge or verify on behalf of the Trust an instrument required by law to be executed, acknowledged and verified by more than one officer. The executive officers of the Trust shall be elected annually at a meeting of Trustees.

SECTION 2      OTHER OFFICERS AND AGENTS.

               The Trustees may also elect or may delegate to the chairman, or the president, or both, authority to appoint, remove, or fix the duties, compensation or terms of office of one or more assistant vice-presidents, assistant secretaries and assistant treasurers, and such other officers and agents as the Trustees shall at any time and from time to time deem to be advisable.

SECTION 3      TENURE, RESIGNATION AND REMOVAL.

               Each officer of the Trust shall hold office until his successor is elected or appointed or until his earlier displacement from office by resignation, removal or otherwise; provided, that if the term of office of any officer elected or appointed pursuant to Section 2 of this Article V shall have been fixed by the Trustees or by the chairman acting under authority delegated by the Trustees, such officer shall cease to hold such office no later than the date of expiration of such term, regardless of whether any other person shall have been elected or appointed to succeed him. Any officer of the Trust may resign at any time by written notice to the Trust. Any officer or agent of the Trust may be removed at any time by the Trustees or by the chairman acting under authority delegated by the Trustees pursuant to Section 2 of this Article V if in their or his judgment the best interest of the Trust would be served thereby, but such removal shall be without prejudice to the contract rights, if any, of the person so removed. Election or appointment of an officer or agent shall not of itself create contract rights between the Trust and such officer or agent.

SECTION 4      VACANCIES.

               If the office of any officer becomes vacant for any reason, the vacancy may be filled by the Trustees or by the chairman acting under authority delegated by the Trustees pursuant to Section 2 of this Article V. Each officer elected or appointed to fill a vacancy shall hold office for the balance of the term for which his predecessor was elected or appointed.

SECTION 5      COMPENSATION.

               The compensation, if any, of all officers of the Trust shall be fixed by the Trustees or by the chairman acting under authority delegated by the Trustees pursuant to Section 2 of this Article V.

SECTION 6      AUTHORITY AND DUTIES.

               All officers as between themselves and the Trust shall have such powers, perform such duties and be subject to such restrictions, if any, in the management of the Trust as may be provided in these By-Laws, or, to the extent not so provided, as may be prescribed by the Trustees or by the chairman acting under authority delegated by the Trustees pursuant to Section 2 of this Article V.

SECTION 7      CHAIRMAN.

               The Trustees shall appoint from among their number a Chairman who shall serve as such at the pleasure of the Trustees. When present, he shall preside at all meetings of the Shareholders and the Trustees, and he may appoint, subject to the approval of the Trustees, a Trustee to preside at such meetings in his absence. He shall perform such other duties as the Trustees from time to time may designate.

SECTION 8      PRESIDENT.

               The President shall be the chief executive officer of the Trust and, subject to the direction of the Trustees, shall have general administration of the business and policies of the Trust. Except as the Trustees otherwise may order, the President shall have the power to grant, issue, execute, or sign such powers of attorney, proxies, agreements, or other documents as may be deemed advisable or necessary in the furtherance of the interest of the Trust or any Series thereof. He also shall have the power to employ attorneys, accountants, and other advisers and agents and counsel for the Trust. The President shall perform such duties additional to all of the foregoing as the Trustees from time to time may designate.

SECTION 9      VICE-PRESIDENTS.

               The vice-president, if any, or, if there be more than one, the vice-presidents, shall assist the president in the management of the business of the Trust and the implementation of orders, policies and resolutions of the Trustees at such times and in such manner as the president may deem to be advisable. If there be more than one vice-president, the Trustees may designate one as the executive vice-president, in which case he shall be first in order of seniority, and the Trustees may also grant to other vice-presidents such titles as shall be descriptive of their respective functions or indicative of their relative seniority. In the absence or disability of the president, the vice-president, or, if there be more than one, the vice-presidents in the order of their relative seniority, shall exercise the powers and perform the duties of those officers; and the vice-president or vice-presidents shall have such other powers and perform such other duties as from time to time may be prescribed by the chairman or by the Trustees.

SECTION 10     SECRETARY.

               The secretary, or his/her delegate, shall:

               (a) keep or cause to be kept in one or more books provided for the purpose, the minutes of all meetings of the Trustees, the committees of the Trustees and the Shareholders;

               (b)  have custody of the Seal of the Trust;

               (c) see that all notices are duly given in accordance with the provisions of these By-Laws and as required by law;

               (d)  be custodian of the records of the Trust;

               (e) see that the books, reports, statements, certificates and other documents and records required by law to be kept and filed are properly kept and filed; and

               (f) in general, perform all the duties incident to the office of secretary and such other duties as from time to time may be assigned to him by the Trustees, the chairman or the chief administrative officer.

SECTION 11     TREASURER.

               The treasurer, or his/her delegate, shall:

               (a) have charge and custody of, and be responsible for, all the funds and securities of the Trust, except those which the Trust has placed in the custody of a bank or trust company pursuant to a written agreement designating such bank or trust company as custodian of the property of the Trust;

               (b)  keep accurate financial records for the Trust;

               (c) render to the chairman, the president and the Trustees, whenever requested, an account of all transactions by and of the financial condition of the Trust;

               (d) deposit all money, drafts, and checks in the name of and to the credit of the Trust in the banks and depositories designated by the Trustees;

               (e) endorse for deposit all notes, checks, and drafts received by the Trust making proper vouchers therefore;

               (f) disburse corporate funds and issue checks and drafts in the name of the Trust, as ordered by the Trustees; and

               (g) in general, perform all the duties incident to the office of treasurer and such other duties as from time to time may be assigned to him by the Trustees, the chairman or the president.

                                   ARTICLE VI
                     INDEMNIFICATION OF TRUSTEES, OFFICERS,
                           EMPLOYEES AND OTHER AGENTS

SECTION 1      AGENTS, PROCEEDINGS AND EXPENSES.

               For purposes of this Article VI, "agent" means any individual who is or was a Trustee, officer or employee of the Trust or is or was serving at the request of the Trust as a trustee, director, partner, officer or employee of another trust, partnership, corporation or association whose securities are or were owned by the Trust or of which the Trust is or was a creditor, and the heirs, executors, administrators, successors and assigns of any of the foregoing individuals; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article VI.

SECTION 2      ACTIONS OTHER THAN BY TRUST.

               The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceedings, if it is determined that such person acted in good faith and reasonably believed:
(a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests and (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of the Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

SECTION 3      ACTIONS BY THE TRUST.

               The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was an agent of the Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that such person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

SECTION 4      EXCLUSION OF INDEMNIFICATION.

               Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with the Trust.

               No indemnification shall be made under Sections 2 or 3 of this
Article VI:

               (a) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

               (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

               (c) Of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of with or without court approval, unless the required approval set forth in Section 6 of this Article VI is obtained.

SECTION 5      SUCCESSFUL DEFENSE BY AGENT.

               To the extent that an agent of the Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this
Article VI or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article VI.

SECTION 6      REQUIRED APPROVAL.

               Except as provided in Section 5 of this Article VI, any indemnification under this Article VI shall be made by the Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article VI and is not prohibited from indemnification because of the disabling conduct set forth in
Section 4 of this Article VI, by:

               (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the 1940 Act); or

               (b)  A written opinion by an independent legal counsel.

SECTION 7      ADVANCE OF EXPENSES.

               Expenses incurred in defending any proceeding may be advanced by the Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i) security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the 1940
Act), or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article VI for determining that the indemnification is permissible.

SECTION 8      OTHER CONTRACTUAL RIGHTS.


               Nothing contained in this Article VI shall affect any right to indemnification to which persons other than Trustees and officers of the Trust or any subsidiary hereof may be entitled by contract or otherwise.

SECTION 9      LIMITATIONS.

               No indemnification or advance shall be made under this Article VI, except as provided in Sections 5 or 6 in any circumstances where it appears:

               (a) That it would be inconsistent with a provision of the Declaration, a resolution of the Shareholders, or an agreement in effect at the time of accrual or the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

               (b) That it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

SECTION 10     INSURANCE.

               Upon the approval of the Board of Trustees, the Trust may purchase and maintain insurance protecting any agent of the Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but the portion of the cost of such insurance protecting the agent against liabilities as to which the Trust would not have the power to indemnify the agent under the provisions of this Article VI and the Declaration shall not be borne by the Trust.

SECTION 11     FIDUCIARIES OF EMPLOYEE BENEFIT PLAN.

               This Article VI does not apply to any proceeding against any Trustee, Investment Adviser or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of the Trust as defined in Section 1 of this Article VI. Nothing contained in this
Article VI shall limit any right to indemnification to which such a Trustee, Investment Adviser, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article VI.

                                   ARTICLE VII
                               RECORDS AND REPORTS

SECTION 1      MAINTENANCE AND INSPECTION OF SHARE REGISTER.

               The Trust shall keep at its principal executive office or at the office of its transfer agent, a record of its Shareholders, giving the names and addresses of all Shareholders and the number and Series, if any, and Class, if any, of Shares held by each Shareholder.

SECTION 2      MAINTENANCE AND INSPECTION OF BY-LAWS.

               The Trust shall keep at its principal executive office the original or a copy of these By-Laws as amended to date, which shall be open to inspection by the Shareholders at all reasonable times during office hours.

SECTION 3      MAINTENANCE AND INSPECTION OF OTHER RECORDS.

               The accounting books and records of the Trust and minutes of proceedings of the Shareholders and the Board of Trustees and any committee or committees of the Board of Trustees shall be kept at such place or places designated by the Board of Trustees or in the absence of such designation, at the principal executive office of the Trust. The minutes shall be kept in written form and the accounting books and records shall be kept either in written form or in any other form capable of being converted into written form. The minutes and accounting books and records shall be open to inspection upon the written demand of any Shareholder at any reasonable time during usual business hours for a purpose reasonably related to the holder's interests as a Shareholder. The inspection may be made in person or by an agent or attorney and shall include the right to copy and make extracts. Inspection by any Shareholder of the Shareholder list and books and records of the Trust shall be at the discretion of the Trustees.

SECTION 4      INSPECTION BY TRUSTEES.

               Every Trustee shall have the absolute right at any reasonable time to inspect all books, records and documents of every kind and the physical properties of the Trust. This inspection by a Trustee may be made in person or by an agent or attorney and the right of inspection includes the right to copy and make extracts of documents.

SECTION 5      FINANCIAL STATEMENTS.

               The Trustees shall submit to the Shareholders such written financial reports as are required by the 1940 Act.

                                  ARTICLE VIII
                          CONTRACTS, CHECKS AND DRAFTS

SECTION 1      CHECKS, DRAFTS, EVIDENCE OF INDEBTEDNESS.

               All checks, drafts, or other orders for payment of money, notes or other evidences of indebtedness issued in the name of or payable to the Trust shall be signed or endorsed in such manner and by such person or persons as shall be designated from time to time in accordance with the resolution of the Board of Trustees.

SECTION 2      CONTRACTS AND INSTRUMENTS; HOW EXECUTED.

               The Board of Trustees, except as otherwise provided in these By-Laws, may authorize any officer or officers, agent or agents, to enter into any contract or execute any instrument in the name of and on behalf of the Trust and this authority may be general or confined to specific instances; and unless so authorized or ratified by the Board of Trustees or within the agency power of an officer, no officer, agent, or employee shall have any power or authority to bind the Trust by any contract or engagement or to pledge its credit or to render it liable for any purpose or for any amount.

                                   ARTICLE IX
                          SHARES OF BENEFICIAL INTEREST

SECTION 1      CERTIFICATES OF SHARES.

               The Trust shall not be obligated to issue certificates representing Shares of the Trust or any Series (or Class), except that the Trustees may determine to authorize the issuance of certificates for Shares of any Series (or Class), and in such case, certificates shall be issued in accordance with such procedures as the Trustees may establish. If certificates for Shares are issued, each such certificate shall be signed by the chairman, or, in the absence of a chairman by a vice-president and countersigned by the secretary or the treasurer. The signatures on a certificate may be either manual or facsimile. A certificate is valid and may be issued whether or not an officer who signed it is still an officer when it is issued. A full record of the issuance of each certificate and the identifying number assigned thereto shall be made on the books and records of the Trust usually kept for the purpose or required by statute.

SECTION 2      TRANSFERS OF SHARES.

               Upon surrender to the Trust or its transfer agent of a certificate duly endorsed or accompanied by proper evidence of succession, assignment or authority to transfer, the Trust shall issue a new certificate to the person entitled thereto, cancel the old certificate and record the transaction upon its books. Shares of the Trust or any Series (or Class) not represented by certificates shall be transferred by recording the transaction on the books of the Trust upon


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


presentation of proper evidence of succession, assignment or authority to transfer. Transfers may only be effected consistent with the Fund's prospectus.

               The Trust shall be entitled to treat the holder of record of any Share or Shares as the holder in fact thereof and, accordingly, shall not be bound to recognize any equitable or other claim to or interest in such Shares on the part of any other person, whether or not it shall have express or other notice thereof, except as otherwise provided by applicable law.

SECTION 3      LOST CERTIFICATE.

               The Trustees may by resolution establish procedures pursuant to which a new certificate or certificates may be issued in place of any certificate or certificates theretofore issued by the Trust which have been mutilated or which are alleged to have been lost, stolen or destroyed, upon presentation of each such mutilated certificate, or the making of an affidavit by the person claiming any such certificate to have been lost, stolen or destroyed as to the fact and circumstances of the loss, theft or destruction thereof. The Trustees, in their discretion and as a condition precedent to the issuance of any new certificate, may include among such procedures a requirement that the owner of any certificate alleged to have been lost, stolen or destroyed, or the owner's legal representative, furnish the Trust with a bond, in such sum and with such surety or sureties as the Trustees may direct, as indemnity against any claim that may be made against the Trust in respect of such lost, stolen or destroyed certificate.

SECTION 4      FIXING OF RECORD DATE.

               For purposes of determining the Shareholders entitled to notice of, or to vote at, any meeting of Shareholders or at any adjournment thereof in respect of which a new record date is not fixed, or entitled to express written consent to or dissent from the taking of action by Shareholders without a meeting, or for the purpose of determining the Shareholders entitled to receive payment of any dividend or other distribution or allotment of any rights, or to exercise any rights in respect of any change, conversion or exchange of Shares, or for the purpose of any other lawful action, the Trustees may fix, in advance, a date as the record date for any such determination of Shareholders. Such date shall not be more than ninety (90) days, and in case of a meeting of Shareholders not less than ten (10) days, before the date on which the meeting or particular action requiring such determination of Shareholders is to be held or taken. If no record date is fixed, (a) the record date for the determination of Shareholders entitled to notice of or to vote at a meeting of Shareholders shall be the later of: (i) the close of business on the day on which the notice of meeting is first mailed to any Shareholder; or (ii) the thirtieth (30th) day before the meeting; (b) the record date for determining the Shareholders entitled to express written consent to the taking of any action without a meeting, when no prior action by the Trustees is necessary, shall be the day on which the first written consent is expressed; and (c) the record date for the determination of Shareholders entitled to receive payment of a dividend or other distribution or an allotment of any other rights shall be at the close of business on the day on which the resolution of the Trustees, declaring the dividend, distribution or allotment of rights, is adopted.


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


                                    ARTICLE X
                                   FISCAL YEAR

               The fiscal year of the Trust or any Series shall be fixed and may from time to time be changed by resolution of the Trustees.

                                   ARTICLE XI
                                FEDERAL SUPREMACY

               If at any time when the Trust is registered as an investment company under the 1940 Act, any of the foregoing provisions of these By-Laws or the law of the State of Delaware relating to statutory trusts shall conflict or be inconsistent with any applicable provision of the 1940 Act, the applicable provision of the 1940 Act shall be controlling and the Trust shall not take any action which is in conflict or inconsistent therewith.

                                  ARTICLE XII
                              DECLARATION OF TRUST

               The Declaration of Trust establishing the Trust, dated April 27, 2005, and all amendments thereto, provides that the name "Rydex Capital Partners SPhinX Equity Long/Short Fund" refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and that no Trustee, Shareholder, officer, employee or agent of the Trust shall be held personally liable, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise, in connection the affairs of the Trust, but the Trust Property only shall be liable.

                                  ARTICLE XIII
                                   AMENDMENTS

               These By-Laws may be amended, altered or repealed, or new By-Laws may be adopted by the Trustees. The Trustees shall in no event adopt By-Laws which are in conflict with the Declaration, and, subject to Article XII of these By-Laws, any apparent inconsistency shall be construed in favor of the related provisions in the Declaration.

                                  ARTICLE XIV
                                      SEAL

               The seal of the Trust shall be circular in form bearing the inscription:

                    "RYDEX CAPITAL PARTNERS SPHINX EQUITY LONG/SHORT FUND
                             THE STATE OF DELAWARE"

               The form of the seal shall be subject to alteration by the Trustees and the seal may be used by causing the seal or a facsimile to be impressed or affixed or printed or otherwise reproduced.

               Any officer or Trustee of the Trust shall have authority to affix the seal of the Trust to any document, instrument, or other paper executed and delivered by or on behalf of the


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


Trust, however, unless otherwise required by the Trustees, the seal shall not be necessary to be placed on, and the seal's absence shall not impair the validity of, any document, instrument, or other paper executed by or on behalf of the Trust.


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